File Nos. 2-24256
811-1343

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 103
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 134
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Donald M. Carley
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Eversheds Sutherland (US) LLP
700 Sixth Street, NW Suite 700
Washington, DC 20001-3980
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2022 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On May 1, 2022 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Variable Deferred Annuity Contracts funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2022
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). Certain of these Contracts were issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (“IRC”). These Contracts (other than certificates issued under the group contracts) are no longer sold by HMLIC. The investment choices under the Contracts are a Fixed Account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a participant or Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as variable investment options or variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are listed in Appendix A: Portfolio Companies available under the Contract.
This prospectus sets forth the information an investor should know before purchasing or making additional purchase payments to a Contract and should be kept for future reference.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2022.

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Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Maturity Date, less any applicable premium tax, outstanding loan and applicable Surrender Charge.
Annuity Payments: A series of payments beginning on the Maturity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual deferred variable annuity contracts (and in the case of the group contracts, those group contracts and the certificates thereunder) this prospectus offers.
Contract Owner (You, Your): The individual to whom the Contract is issued.
Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Maturity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.
In addition, Qualified Contracts often have certain limitations upon election of a Maturity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches, age 72. See “Tax Consequences— Required Minimum Distributions.”
Mutual Fund(s): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940, as amended (the “Act”).
Net Purchase Payment: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes. Purchase payments are also referred to as premium payments in this prospectus.
Non-Qualified Contract: A Contract that is not issued under an employer-sponsored retirement plan or individual retirement account.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) savings incentive match plan for employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).
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Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408 and 408A.
Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 72. or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Scheduled Update: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Act.
Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Surrender Charge: Also called a “contingent deferred sales charge.” An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.
Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.
Underlying Funds, Portfolio Companies: All Mutual Funds listed in this document that are available for investment by the Separate Account. The terms Underlying Funds and Portfolio Companies are used interchangeably in this prospectus.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Purchase Payment or transaction request to occur on a particular Valuation Date if We receive the Net Purchase Payment or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE, if earlier, on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before the time Annuity Payments begin.
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Important Information You Should Consider About the Contract

	Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals	Annuity Alternatives - If You make a withdrawal from or surrender the Contract during the first 5 Contract Years, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered.

If You make a withdrawal, transfer or surrender from the fixed account at any time other than on the renewal date through age 65, You will be assessed an early withdrawal penalty of 5% of the amount withdrawn, transferred or surrender from the fixed account.

For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 and an early withdrawal penalty of $5,000 on a $100,000 investment.
Annuity Alternatives 2 - If You make a withdrawal from or surrender the Contract during the first 5 Contract Years, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered.

For issue ages 0-54, If You make a withdrawal, transfer or surrender from the fixed account at any time other than on the renewal date until the Contract anniversary prior to the Annuitant’s attainment of age 65, You will be assessed an early withdrawal penalty of 5% of the amount withdrawn, transferred or surrender from the fixed account. Upon the Contract anniversary prior to the Annuitant’s attainment of age 65, the early withdrawal penalty will decrease by 1% per year. For issues ages 55 and older, there is no early withdrawal penalty.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 and an early withdrawal penalty of up to $5,000 on a $100,000 investment.
Tennessee Matching Funds Group Annuity – The Contract does not include any charges and/or fees for withdrawals or surrenders from the Contract.
	Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.	The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)	The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
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Fees and Expenses	Location in Statutory Prospectus
Annual Fee	Minimum	Maximum	The Contract - Deductions and Expenses - Mortality and Expense Risk Fee (“M&E Fee”)

The Contract - Deductions and Expenses - Annual Maintenance Fee

Additional Information About Fees - Annual Portfolio Company Expenses
Base Contract Annuity Alternatives Annuity Alternatives 2 Tennessee Matching Funds Group Annuity	1.27% of the Total Accumulation Value 1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value	1.27% of the Total Accumulation Value 1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value
Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.31% as a percentage of Portfolio Company assets
Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
Annuity Alternatives and Annuity Alternatives 2 $1,421	Annuity Alternatives and Annuity Alternatives 2 $2,599
TN Matching Funds Group Annuity $1,096	TN Matching Funds Group Annuity $2,277
Assumes:	Assumes:
Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Portfolio Company fees and expenses and optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals
Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract – Risk of Loss
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	Risks	Location in Statutory Prospectus
Not a Short-term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
	Surrender charges may apply for up to 5 years for Annuity Alternatives and Annuity Alternatives 2. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option) will have its own unique risks.
	You should review these Investment Options before making an investment decision.	Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks	An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.	Principal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments	HMLIC reserves the right to remove or substitute Underlying Funds as Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.

If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.	Horace Mann Life Insurance Company - The Fixed Account - The Separate Account and the Portfolio Companies - The Portfolio Companies - Selection of Portfolio Companies

The Contract - Transactions - Transfers

The Contract - Transactions - Market Timing
Optional Benefits	No optional benefits are available.
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	Taxes	Location in Statutory Prospectus
Tax Implications	An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

There is no additional tax benefit to the investor when the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

	Generally, all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income and may be subject to tax penalties.	Tax Consequences - Taxation of Qualified Contracts Tax Consequences - Taxation of Non-Qualified Contracts
Conflicts of Interest
Investment Professional Compensation	Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.	Other Information - Distribution of the Contract
Exchanges	Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.	The Contract - Transactions - Conversions/ Exchanges
Overview of the Contract

What is the purpose of this Contract , and what is it designed to do?
The Contract is no longer offered for sale. The purpose of the Contract is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Contract may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolio Companies.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-408, IC-409, IC-410, IC-437, IC438, IC-423 or IC-424 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Contract has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Contract. To help You accumulate assets, You can invest Your premium payments in:
•	Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
•	a fixed account option, which offers a guaranteed interest rate. The fixed account is part of HMLIC’s general account.
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A list of Portfolio Companies in which You can invest is provided in Appendix A: Portfolio Companies Available Under the Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Contract and turn Your Account Value into a stream of income payments (sometimes called Annuity Payments), at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Contract. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Contract Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan, You can choose to withdraw Your Account Value at any time. Although if You withdraw early, You may have to pay a surrender charge, early withdrawal penalty and/or income taxes, including a penalty tax if You are younger than age 59 ½.
Loans. Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408 and 408A, if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract ; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Death benefits. Your Contract includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Account Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the fixed account to the Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	Annuity Alternatives and Annuity Alternatives 2 - 8% Maximum Surrender Charge Tennessee Matching Funds Group Annuity - None
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses).
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Annual Contract Expenses
Administrative Expenses (1)	Annuity Alternatives and Annuity Alternatives 2 - $25 Tennessee Matching Funds Group Annuity - None
Base Contract Expenses (as a percentage of average Variable Account Value)	Annuity Alternatives and Annuity Alternatives 2 – 1.25% Tennessee Matching Funds Group Annuity – 0.95%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A
Loan Interest	5.4%
(1)	We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. This fee will be waived if the Account Value equals or exceeds $10,000 at the time the fee is assessed.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.35%
Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
The Example assumes that You invest $100,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
Annuity Alternatives (IC-408000 & IC-409000 (group contract) IC-410000 (certificate)) and Annuity Alternatives2 (IC-437000and IC-438000)
$25 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,785	$14,408	$15,854	$28,872

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,599	$7,978	$13,609	$28,872
Tennessee Matching Funds Group AnnuityIC-4230TN (group contract) and IC-4240TN (certificate)
$0 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,277	$7,014	$12,008	$25,704

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,277	$7,014	$12,008	$25,704
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Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit
Annuit Alternatives and Annuity Alternatives 2	If the Contract Owner dies before the Maturity Date and while the Contract is in force, pays Your designated beneficiaries the greater of: (1) the Total Accumulation Value of the Contract, less any applicable premium tax and any outstanding loan balance; or (2) the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.	Standard	None	None
Tennessee Matching Funds Group Annuity	If the Contract Owner dies before the Maturity Date and while the Contract is in force, pays Your designated beneficiaries the greater of: (1) the Total Accumulation Value of the certificate less any applicable premium tax and any outstanding loan balance; or (2) the sum of all purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals; or (3) If the participant dies prior to the Maturity Date or attainment of age 70, whichever is earlier, the beneficiary will receive the purchase payments paid under the	Standard	None	None
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, increased by 5 percent compounded certificate annually to the date of death.
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals	Automatically withdraws money (either monthly, quarterly, semi-annually or annually) from the Investment Options You select. The amount of the withdrawals are determined by the systematic withdrawal option you select.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Annuity Alternatives, Annuity Alternatives 2, or TN Matching Funds group Variable Annuity Contract?
The Contract is not being sold to new Contract Owners. To purchase a Contract, You must have completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401 Contracts the employer will purchase the Contract on behalf of the employee, but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
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Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars) and Non-Qualified Policies (Purchased using after-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$500,000 without Our prior approval
* For Non-Qualified Contracts, We reserve the right to reject any premium payments for any reason. We may also permit You to invest more than the maximum amounts listed above if You obtain Our prior approval.
After Your initial premium payment, You are not required to make any additional premium payments under Your Contract.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $500,000 without Our prior approval.
If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Contract?
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You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com.
For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
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Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 5 years for Annuity Alternatives and Annuity Alternatives II. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 72.
Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings. Although tax consequences may vary depending on the payout option elected under the Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations
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being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
The Contracts
Contract Owners’ Rights
A Contract may have been issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the Qualified Retirement Plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form, (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice in good form. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
On the Maturity Date, the Contract Owner has the right to select fixed or variable annuity payout options or a combination of both. See the Contract for details regarding Fixed Annuity Payments.
For Qualified Contracts, the Annuitant is the Contract Owner.
For Non-Qualified Contracts, the Annuitant is the person named on the Contract data pages on whose life Annuity Payments are based. The Annuitant must be a living individual. If the sole Annuitant dies prior to the Annuity Date and the death benefit is not payable, the new Annuitant will be the youngest Contract Owner. You may name a new Annuitant before the Annuity Date by submitting to Us a signed request in good form. Upon receipt at Our Home Office, Your request is effective as of the date You signed it. We are not liable for any action We take before receiving Your request.
The beneficiary(ies) will be the person(s) designated by You and named as such in the application, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
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Purchasing the Contract
The Contracts, which are not being sold to new Contract Owners (other than certificates issued under the group contracts), were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/ dealers. Sales commissions range from 1.00% to 8.00% of purchase payments received.
To purchase a Contract, You completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401 Contracts where the employer purchased the Contract on behalf of the employee, the employee would have been required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Applications for Contracts must have been sent to Our Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer approved the suitability and best interest of the sale, Your application was complete and Your initial purchase payment was received at Our Home Office, We issued Your Contract within two business days of receipt, and credited Your initial purchase payment to Your Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial purchase payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial purchase payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial purchase payment received by HMLIC, unless otherwise directed by the applicant.
Although We do not anticipate delays in Our receipt and processing of applications or purchase payments, We may have experienced such delays to the extent agents failed to forward applications and purchase payments to Our Home Office on a timely basis.
Purchase Payments
Amount and Frequency of Purchase Payments—Net Purchase Payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). See the “Individual Product Information” section for the minimum purchase payment of Your product. HMLIC limits the maximum cumulative premium to $500,000 without Our prior approval. After Your initial purchase payment, You are not required to make any additional purchase payments under Your contract.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences—Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Purchase Payments—When You completed Your application, You gave Us instructions on how to allocate Your Net Purchase Payments among the fixed account and/or the available Subaccounts. If You did not provide this information with Your application, the application would have been returned. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Purchase Payment. If You make additional purchase payments, We will allocate the Net Purchase Payments in the same manner as Your initial Net Purchase payment. A request to change the allocation of Net Purchase Payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If
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Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able to purchase more units. The deduction of Contract charges will reduce your number of Accumulation Units which also impacts your Account Value.
Accumulation Units are valued on each Valuation Date. If We receive Your Net Purchase Payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Purchase Payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions set forth below and the market timing restrictions (see “Market Timing”), You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Maturity Date.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund, for example, when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred.
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The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option account is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Maturity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708¬4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your account value either once or on a periodic basis.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by
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telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Maturity Date. You may not elect this program if You are participating in a dollar cost averaging program.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your account value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your account value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Purchase Payment Allocations—A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or, for telephone and website transactions, be accompanied by validating information, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for the fixed account and/or for each investment option (in whole percentages). Allocations made to the fixed account or to one or more investment options must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless a later date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Contracts and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging or rebalancing method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
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We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract Owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans — Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408 and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for all loans from all retirement plans and deferred compensation plans sponsored by Your employer may not exceed the least of:
1.	any maximum amount established by the plan; or
2.	the greater of $10,000 or 50 percent of the Contract’s fixed account surrender value; or
3.	$50,000 minus the highest outstanding balance of all loans in the previous 12 months under the Contract and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the fixed account. In order to borrow from values in the variable account You must first transfer those amounts to the fixed account. The Fixed Cash Value is decreased by any outstanding loan balance.
Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is an adjustable rate and will be determined by us for each calendar quarter and will apply for 12 months to new loans made in that quarter and to outstanding loans whose loan anniversaries occur in that quarter. Each such loan interest rate so
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determined will not exceed the Monthly Average of the Composite Yield on seasoned corporate bonds, as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined. If this monthly average is no longer published, the rate used in its place will be that set by law or by regulation of the applicable state insurance regulator
If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more lower than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period will be decreased so as to be equal to or less than that Loan Interest Rate so determined. If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more higher than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period may be increased, but not to exceed the Loan Interest Rate so determined. The Loan Interest Rate will never be greater than that permitted by law.
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. We will notify You of the initial Loan Interest Rate on the loan requested. The loan interest rate may change annually on the anniversary date of the loan. We will send written notice of any change in the Loan Interest Rate at least 30 days before the loan anniversary. This notice will include a description of how the Loan Interest Rate is determined.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the fixed account and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
On the effective date of a loan, a loan reserve account is established. Fixed Cash Value equaling the loan amount will be transferred from the fixed account and allocated to the loan reserve account. The Fixed Cash Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. A minimum loan reserve account interest rate of 3 percent will be credited to the loan reserve account. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the fixed account and will begin earning the same interest rate as other funds newly allocated to the fixed account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's
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default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Contract. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the Contract’s Total Accumulation Value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Account Value and death benefit whether or not the loan is repaid. The Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the fixed account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Contract, We will reduce the total Account Value by the sum of the loan amount and any applicable Surrender Charges.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Contract may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange Your Contract if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Surrender or Withdrawal Before Commencement of Annuity Period —Withdrawal of values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, You may surrender the Contract or withdraw in part for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the investment option(s), each in proportion to their share of the sum of the Total Accumulation Value in these accounts. The Total Accumulation Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Total Accumulation Value, the amount available to purchase Annuity Payments under the Contract, and the Death Benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Total Accumulation Value to less than $100.
The surrender or partial withdrawal of Variable Cash Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distributions. (See “Tax Consequences.”)
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/ surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will
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confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Other Information—Forms Availability.”
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt of a request in good form at Our Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.
Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the purchase payment is made.
The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900). For additional information on Surrender Charges, go to “Additional Information about Fees and Example”.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the investment options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable Surrender Charges will apply.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract. HMLIC provides the following systematic withdrawal options:
•	Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of Your account value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
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Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the applicable state insurance regulator. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of purchase payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide:
•	the death benefit, and cash benefits under the Contracts
•	access to investment options, including Net Purchase Payment allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options
Costs and Expenses We Incur:
•	costs associated with processing applications and with issuing and administering the Contracts
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax and other taxes) and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
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Risks We Assume:
•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the purchase payments or the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Surrender Charges—See the “Individual Product Information” section for the Surrender Charge on Your Contract. If You make a withdrawal under or surrender the Contract, HMLIC will assess this charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to Your Contract. HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations.
For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Charge—See the “Individual Product Information” section for the annual maintenance charge applicable to Your Contract. The current annual maintenance charge will not exceed $25 and is deducted from the Contract Account Value on the Contract anniversary date unless the Contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance charge per year for those multiple Contract numbers.
We reserve the right to deduct, in whole or in part, the annual maintenance charge in the event of a complete surrender. The annual maintenance charge ceases when You apply the Annuitized Value to an Annuity Payment option.
The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. The annual maintenance fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also shown under Fees, Annual Contract Expenses, Administrative Expenses.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the current annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our Contract fees will not be sufficient to cover Our costs of issuing and administering the Contracts. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
Operating Expenses of the Underlying Funds—The deductions from and expenses paid out of the assets of the Portfolio Companies are described in each Portfolio Company’s prospectus.
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Death Benefit
If an Annuitant dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. For certain nonqualified contracts the death benefit will be paid upon the death of the Contract Owner. See “Tax Consequences – Taxation of Nonqualified Contracts - Required Distributions Upon Death of the Contract Owner.” The death benefit ends at the Maturity Date. When multiple Contract numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. Additional information about the death benefit of a specific Contract is located in the “Individual Product Information” section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payments—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation to the applicable state.. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72 or, except for IRAs, retires. (See “Tax Consequences”). The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. Before Your Maturity Date, You may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office. In general, the amount of Your Annuity Payment will be determined by the total Account Value applied to the option, the form of payment selected, the timing of the purchase and the applicable annuity purchase rate.
The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Surrender Charges.
We will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received at HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form in HMLIC’s Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information—Forms Availability” and “Tax Consequences.”
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. Payments are made at the
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beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Maturity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Maturity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a Variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Maturity Date, the Annuity Payment option will be Life Annuity with 10 year period certain. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with or without Period Certain—This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.
Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.
With the Life Annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 5, 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.
Joint and Survivor Life Annuity—This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66 [ctag:frac_2-3]%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Income for Fixed Period—This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Maturity Date, this Annuity Payment option cannot be changed.
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If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Maturity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to “Individual Product Information” for the appropriate rate. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Income for Fixed Amount—This option provides payments of a fixed amount until the Annuitized Value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Contract Owner. The Contract Owner has the right to change to another income option or make withdrawals. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.
Interest Income Payments—This option provides Annuity Payments based on interest earned from the Annuitized Value, at a rate determined by HMLIC, but never less than the annual guaranteed annuity income option interest rate. Interest will be credited at the end of each payment period. Once the Contract Owner reaches age 72, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum required distribution requirements of the IRC, if applicable. See “Required Minimum Distributions.” The Contract Owner may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request, subject to Surrender Charges if applicable. The request must be made prior to the end of the period that the Contract Owner agreed to receive Annuity Payments. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.
Other Income Options—If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:
a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or
b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.	elect any other option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.
Your Annuitized Value may be more or less than the amount of Net Purchase Payments allocated to the Contract.
Fixed Annuity Payments—The amount of each payment under a Fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed Fixed Annuity Payment. Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option, these payments will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Maturity Date; (ii) the assumed interest rate for the Contract (See the “Individual Product Information” section); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age and sex of the Annuitant(s).
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The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment. The Annuity Unit Value will change between Valuation Dates to reflect the investment experience of each Subaccount. Not all Subaccounts may be available for Annuity Payments.
Assumed Interest Rate—The assumed interest rate for these Contracts is shown in the “Individual Product Information” section. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age
If the age of the Annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.
Financial Information

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has
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sole discretion over the investment of the assets of the fixed account. We begin crediting interest to any Net Premium received and allocated to the fixed account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.
The fixed account has not been registered with the U.S. Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of the Separate Account are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to any other business of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contracts, the amounts of variable Annuity Payments are not guaranteed because the payment amounts fluctuate in accordance with the performance of the Subaccounts.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/SA. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected —HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase of Your Contract.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has
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not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable account value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Contract Owner may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Contract Owner’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
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Individual Product Information
Annuity Alternatives (IC-408000 or IC-409000 (group contract), IC-410000 (certificate))
Issue ages	These Contracts may be issued to anyone between the ages of 0-85.
Minimum contribution	$25 per month.
Minimum Guaranteed Interest Rate	4.5%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the Contract, less any applicable premium tax and any outstanding loan balance; or
	2.	the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	4.00%
Separate Account assumed interest rate	4.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer (Only applies to transfers from the fixed account to Subaccount(s))	$5.00. However, HMLIC is currently waiving this fee.
Early withdrawal penalty fixed account only	5% at any time other than renewal through age 65.
The early withdrawal penalty is currently being waived on transfers within a Contract from the fixed account to a Subaccount. If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.
The early withdrawal penalty will not be charged if:
	1.	the transfer occurred on a Scheduled Update; or
	2.	the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	8%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
	1.	on a withdrawal if all the following occur:
		a.	it is made after the Contract has been in force two years;
		b.	it is more than 12 months since the last withdrawal was made;
		c.	the amount is not more than 15 percent of the then current Fixed Cash Value; and
		d.	the amount is not more than 15 percent of the then current Variable Cash Value; or
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2.	on any portion of the Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain or Variable income for joint life and survivor annuity; or
3.	on or after the Maturity Date if the Contract has been in force for at least 10 years; or
4.	if Annuity Payments are selected to be made in equal installments over a period of at least 5 years (during such period the elected annuity benefit cannot be surrendered); or
5.	if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.
Annuity Alternatives 2 (IC-437000)
Issue ages	This Contract may be issued to anyone between the ages of 0-54.
Minimum contribution	$25 per month.
Minimum Guaranteed Interest rate	3%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
	2.	the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	5% starting in year 1. The penalty will be 5% until the Contract anniversary prior to the Annuitant’s attainment of age 65. At that time the fee will decrease by 1% per year.
The early withdrawal penalty is waived on each Scheduled Update. If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.
The early withdrawal penalty will not be charged if:
	1.	the transfer occurred on a Scheduled Update; or
	2.	the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
	1.	on a withdrawal if all of the following occur:
		a.	a withdrawal is made after the Contract has been in force two years;
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	b.	it is more than 12 months since the last withdrawal was made; and
	c.	the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or
2.	on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life and survivor annuity; or
3.	if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4.	if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.
Annuity Alternatives 2 (IC-438000)
Issue ages	This Contract may be issued to anyone between the ages of 55-85.
Minimum contribution	$25 per month.
Minimum Guaranteed Interest rate	3%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
	2.	the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
	1.	on a withdrawal if all of the following occur:
		a.	a withdrawal is made after the Contract has been in force two years;
		b.	it is more than 12 months since the last withdrawal was made; and
		c.	the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or
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2.	on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life and survivor annuity; or
3.	if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4.	if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.
Tennessee Matching Funds Group Annuity
IC-4230TN (group contract) and IC-4240TN (certificate)
Issue ages	This Contract may be issued to anyone between the ages of 0-85.
Minimum contribution	None
Minimum Guaranteed Interest Rate	3%
Annual maintenance fee	None
M&E fee	0.95%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the certificate less any applicable premium tax and any outstanding loan balance, or
	2.	the sum of all purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, or
	3.	If the participant dies prior to the Maturity Date or attainment of age 70, whichever is earlier, the beneficiary will receive the purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, increased by 5 percent compounded certificate annually to the date of death.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	0%
	Thereafter	0%
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
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Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Purchase Payments—Purchase payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances purchase payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Contract Owner reaches age 59½;
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
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Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all purchase payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Maturity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non- Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)	after age 59 ½,
2)	as the result of death or disability,
3)	under an immediate annuity contract, and
4)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
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Required Distributions Upon Death of the Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exception will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s Death.
Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from net investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Contributions, also referred to as Net Purchase Payments, made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to current income tax in the year they are made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and Required Minimum Distributions as all other contributions in the plan.
A 403(b), 457(b) or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to the recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the Contract.” The investment in the Contract is the total of all contributions, with the exception of those that were excludible or
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deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the Contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the Contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b), or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and made after the Contract Owner attains age 59½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the Contract. If the Contract Owner has an investment in the Contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
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Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or Roth IRA or to an inherited IRA or Roth IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts, with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (“QDRO”),
7)	to correct excess contributions and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001, and
9)	for a qualified birth or adoption.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
1)	for reimbursement of health insurance while the Contract Owner is unemployed,
2)	for qualified education expenses, and
3)	for a qualified first-time home purchase.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain Required Minimum Distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime Required Minimum Distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first Required Minimum Distribution by the required beginning date and subsequent Required Minimum Distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the Required Minimum Distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the
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Contract Owner attains age 72 or attained age 70½ in 2019 or prior years. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½ in 2019 and prior years or retires.
Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Contract Owner dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 72 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an “inherited IRA”.
If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the Required Minimum Distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the Required Minimum Distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401, may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $20,500 for 2022 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500 for 2022, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) Contributions which are included in income in the year contributed.
Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59 ½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the Required Minimum Distribution rules.
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408 Traditional IRA—Annual contributions to a traditional IRA are limited to $6,000 for 2022. Additional catch-up contributions, up to $1,000 for 2022, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2022, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when modified adjusted gross income (“MAGI”) is between $68,000 and $78,000 for single filers and between $109,000 and $129,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $204,000 and $214,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to Required Minimum Distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,000 for 2022. Additional catch-up contributions, up to $1,000 for 2022, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $129,000 and $144,000 for single taxpayers and those taxpayers filing as Head of Household, between $204,000 and $214,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Beginning in 2018 a conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA can no longer be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the Required Minimum Distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $14,000 for 2022 and is indexed for inflation in future years. Additional catch-up contributions up to $3,000 for 2022, may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation, SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required Minimum Distribution rules apply the same as for traditional IRAs.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $20,500 for 2022 or 25% of compensation, whichever is less. The additional catch-up amount, up to $6,500 for 2022, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and Required Minimum Distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $20,500 for 2022 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2022, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction
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contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts are subject to the Required Minimum Distribution rules.
401 plans—A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401 Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401 Contracts are subject to the Required Minimum Distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
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Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Contract over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of purchase payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Modification of the Contract
The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the 1940 Act, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
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Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
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Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contracts. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/SA. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser(3)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2015 Portfolio SC2 / Fidelity Management and Research Co.	0.71%	7.39%	9.36%	8.16%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2025 Portfolio SC2 / Fidelity Management and Research Co.	0.78%	10.55%	11.24%	9.97%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2035 Portfolio SC2 / Fidelity Management and Research Co.	0.87%	15.18%	13.98%	11.97%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2045 Portfolio SC2 / Fidelity Management and Research Co.	0.90%	17.53%	14.72%	12.49%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2055 Portfolio SC2 / Fidelity Management and Research Co.	0.90%	17.52%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2065 Portfolio SC2 / Fidelity Management and Research Co..	0.90%	17.47%
Asset Allocation	Fidelity ® VIP FundsManager® 20% SC2 / Fidelity Management and Research Co.	0.60%*	3.52%	5.34%	4.39%
Asset Allocation	Fidelity ® VIP FundsManager® 50% SC2 / Fidelity Management and Research Co.	0.84*	9.88%	9.75%	8.18%
Asset Allocation	Fidelity ® VIP FundsManager® 60% SC2 / Fidelity Management and Research Co.	0.90%*	12.21%	11.10%	9.44%
Asset Allocation	Fidelity ® VIP FundsManager® 70% SC2 / Fidelity Management and Research Co.	0.97%*	14.44%	12.28%	10.48%
Asset Allocation	Fidelity ® VIP FundsManager® 85% SC2 / Fidelity Management and Research Co.	1.05%*	17.64%	14.22%	12.14%
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Type of Fund	Portfolio Company and Adviser/Subadviser(3)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4/ Capital Research and Management Company	0.77%*	27.51%	12.22%	13.53%
Large Blend	Fidelity ® VIP Index 500 Portfolio SC 2(3) / Fidelity Management & Research Co.	0.35%	28.26%	18.05%	16.15%
Large Blend	JPMorgan Insurance Trust U.S. Equity Portfolio /J.P. Morgan Investment Management Inc.	0.99%	29.01%	19.33%	17.17%
Large Growth	American Funds IS Growth Fund Class 4/ Capital Research and Management Company	0.85%	21.69%	25.12%	19.44%
Medium Value	MFS VIT III Mid-Cap Value Portfolio, Service Class / MFS	1.04%	30.60%	12.15%	13.31%
Medium Blend	Calvert VP S&P Mid-Cap 400 Index Class F/ Calvert Research and Management	0.53%*	24.17%	12.50%	13.49%
Medium Growth	Allspring VT Discovery Fundsm(3) / Allspring Global Investments, LLC	1.13%	-5.04%	20.84%	16.60%
Small Value	JPMorgan Small Cap Value Fund(1) — A Shares/ J.P. Morgan Investment Management Inc.	1.26%	0.23%	6.41%	7.45%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(3) / BNY Mellon Investment Adviser, Inc.	0.60%*	26.14%	11.78%	13.88%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Legg Mason Partners Fund Advisor, LLC.	0.80%	12.61%	21.34%	17.14%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio(2) / Lord Abbett & Co. LLC.	1.04%*	-2.75%	24.69%	17.25%
Emerging Markets	American Funds IS New World Fund Class 4/ Capital Research and Management Company	1.07%*	4.63%	12.96%	8.41%
Developed Markets	MFS VIT II International Growth Portfolio, Service Class/ MFS	1.13%*	8.99%	13.95%	9.73%
Developed Markets	Fidelity ® VIP Overseas Portfolio SC 2(2) (3) / Fidelity Management & Research Co.	1.02%	19.39%	14.15%	10.55%
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Type of Fund	Portfolio Company and Adviser/Subadviser(3)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Real Estate	Fidelity ® VIP Real Estate SC2 / Fidelity Management & Research Co.	0.89%	38.64%	9.05%	10.14%
High Yield Bond	BlackRock High Yield V.I. Class III / BlackRock Advisers, LLC.	0.81%*	5.23%	6.11%	6.53%
Corporate Bond	Fidelity ® VIP Investment Grade Bond Portfolio SC 2(3) / Fidelity Management & Research Co.	0.64%	-0.90%	4.08%	3.29%
Global Bond	Vanguard ® VIF Global Bond Index / Vanguard Group	0.13%	-1.84%
Global Bond	Templeton Global Bond VIP Fund — Class 4(2) / Franklin Advisers, Inc.	0.86%*	-5.01%	-1.03%	1.04%
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%*	12.50%	8.94%
Balanced	Wilshire VIT Global Allocation Fund(3) / Wilshire Advisors, LLC	1.31%	11.84%	9.61%	8.52%
Money Market	Goldman Sachs VIT Government Money Market Fund Institutional Shares/ Goldman Sachs Asset Management, L.P	0.18%*	0.01%	1.01%

*	These expenses reflect temporary fee reductions. The details about these waivers can be found in Portfolio Companyprospectus at dfinview.com/HoraceMann/TAHD/SA
(1)	This Portfolio Company is not available as an Investment Option in Non-Qualified Contracts.
(2)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Portfolio Companies. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Portfolio Companies, they may continue the program(s),but may not begin or increase allocations.
(3) The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2(2), Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery Fundsm and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.
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Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2022. The financial statements of HMLIC and of the Separate Account are contained in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information, request other information about the Contracts and make investor inquiries by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Reports and other information about HMLIC and the Separate Account are available on the Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030
EDGAR Contract Identifier C000002944, C000007662, C000002947, C000007666
IA-004354 (5/21)

Variable Solutions Individual Flexible Premium Deferred Variable Annuity Contract funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2022
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). Certain of these Contracts may have been issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are listed in Appendix A: Portfolio Companies available under the Contract.
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2022.

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Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax and applicable Withdrawal Charge.
Annuity Date: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences— Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual flexible premium deferred variable annuity contract this prospectus offers.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (NASD) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange (NYSE).
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.
Non-Qualified Contract: A Contract that is not issued under an employer sponsored retirement plan or individual retirement account.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) Savings Incentive Match Plan for Employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408 and 408A.
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Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 72 or upon Your death. “See Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.
Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.
Underlying Funds, Portfolio Companies: All Mutual Funds listed in this document that are available for investment by the Separate Account. The terms Underlying Funds and Portfolio Companies are used interchangeably in this prospectus.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE, if earlier, on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.
Withdrawal Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.
Important Information You Should Consider About the Contract

	Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals	If You make a withdrawal from or surrender the Contract during the first 9 Contract Years, You may be assessed a surrender charge up to 9.0% of the amount withdrawn or surrendered. For example, if You make an early withdrawal, You could pay a surrender charge of up to $9,000 on a $100,000 investment.
	Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.	The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)	The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
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Fees and Expenses	Location in Statutory Prospectus
Annual Fee	Minimum	Maximum	The Contract - Deductions and Expenses - Mortality and Expense Risk Fee (“M&E Fee”)

The Contract - Deductions and Expenses - Annual Maintenance Fee

Additional Information About Fees - Annual Portfolio Company Expenses
Base Contract	1.27% of the Total Accumulation Value	1.27% of the Total Accumulation Value
Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.31% as a percentage of Portfolio Company assets
Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
$1,421	$2,599
Assumes:	Assumes:
Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Portfolio Company fees and expenses and optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals
Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 9 years. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option) will have its own unique risks.
You should review these Investment Options before making an investment decision.	Principal Risks of Investing in the Contract – Risks Associated with Investment Options
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	Risks	Location in Statutory Prospectus
Insurance Company Risks	An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.	Principal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments	HMLIC reserves the right to remove or substitute Underlying Funds as Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.

If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.	Horace Mann Life Insurance Company - The Fixed Account - The Separate Account and the Portfolio Companies - The Portfolio Companies - Selection of Portfolio Companies

The Contract - Transactions - Transfers

The Contract - Transactions - Market Timing
Optional Benefits	No optional benefits are available.
Taxes
Tax Implications	An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

There is no additional tax benefit to the investor when the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

	Generally, all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income and may be subject to tax penalties.	Tax Consequences - Taxation of Qualified Contracts Tax Consequences - Taxation of Non-Qualified Contracts
Conflicts of Interest
Investment Professional Compensation	Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.	Other Information - Distribution of the Contract
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	Conflicts of Interest	Location in Statutory Prospectus
Exchanges	Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.	The Contract - Transactions - Conversions/ Exchanges
Overview of the Contract

What is the purpose of this Contract , and what is it designed to do?
The Contract is no longer offered for sale. The purpose of the Contract is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Contract may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolio Companies.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-447 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Contract has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Contract. To help You accumulate assets, You can invest Your premium payments in:
•	Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
•	a fixed account option, which offers a guaranteed interest rate. The fixed account is part of HMLIC’s general account.
A list of Portfolio Companies in which You can invest is provided in Appendix A: Portfolio Companies Available Under the Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Contract and turn Your Account Value into a stream of income payments (sometimes called Annuity Payments), at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Contract. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Contract Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan, You can choose to withdraw Your Account Value at any time. Although if You withdraw early, You may have to pay a surrender charge and/or income taxes, including a penalty tax if You are younger than age 59 ½.
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Loans. Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408 and 408A, if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract ; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Death benefits. Your Contract includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Account Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the fixed account to the Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	9% Maximum Surrender Charge
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses).
Annual Contract Expenses
Administrative Expenses (1)	$25
Base Contract Expenses (as a percentage of average Variable Account Value)	1.25%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A
Loan Interest	5.4%
(1)	We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. This fee will be waived if the Account Value equals or exceeds $10,000 at the time the fee is assessed.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.35%
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Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
The Example assumes that You invest $100,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
$25 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$11,808	$15,480	$19,222	$28,872

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,599	$7,978	$13,609	$28,872
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Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	If You die before the Annuity Date and while the Contract is in force, pays Your designated beneficiaries the greater of: (1) the Account Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance.	Standard	None	None
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals	Automatically withdraws money (either monthly, quarterly, semi-annually or annually) from the Investment Options You select. The amount of the withdrawals are determined by the systematic withdrawal option You select.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Variable Solutions Variable Annuity Contract?
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The Contract is not being sold to new Contract Owners. To purchase a Contract, You must have completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401 Contracts the employer will purchase the Contract on behalf of the employee, but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars) and Non-Qualified Policies (Purchased using after-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000000 without Our prior approval
* For Non-Qualified Contracts, We reserve the right to reject any premium payments for any reason. We may also permit You to invest more than the maximum amounts listed above if You obtain Our prior approval.
After Your initial premium payment, You are not required to make any additional premium payments under Your Contract.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

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Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Contract?
You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com.
For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
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Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 9 years. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 72.
Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings. Although tax consequences may vary depending on the payout option elected under the Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations
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being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
The Contract
Contract Owners’ Rights
A Contract may have been issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the Qualified Retirement Plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the Valuation Date We receive it in good form, (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice in good form. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
On the Annuity Date, the Contract Owner has the right to select fixed or variable annuity options or a combination of both. See the Contract for details regarding Fixed Annuity Payments.
For Qualified Contracts, the Annuitant is the Contract Owner.
For Non-Qualified Contracts, the Annuitant is the person named on the Contract data pages on whose life Annuity Payments are based. The Annuitant must be a living individual. If the sole Annuitant dies prior to the Annuity Date and the death benefit is not payable, the new Annuitant will be the youngest Contract Owner. You may name a new Annuitant before the Annuity Date by submitting to Us a signed request in good form. Upon receipt at Our Home Office, Your request is effective as of the date You signed it. We are not liable for any action We take before receiving Your request.
The beneficiary(ies) will be the person(s) designated by You and named as such in the application, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
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Purchasing the Contract
The Contract, which is not being sold to new Contract Owners, was offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may have been offered and sold through independent agents and other broker-dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 8.00% of premium payments received.
To purchase the Contract offered by this prospectus, You completed an application bearing all requested signatures and a client profile form , in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401 Contracts where the employer purchased the Contract on behalf of the employee the employee would have been required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Applications must have been sent to HMLIC’s Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer approved the suitability and best interest of the sale, the application was complete and the initial purchase payment was received at Our Home Office, We issued the Contract within 2 business days of receipt and credited the initial purchase payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial premium payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may have experienced such delays to the extent agents failed to forward applications and premium payments to Our Home Office on a timely basis.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for Your Contract is $300 annually. The minimum premium increase is $120 annually. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences —Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium Payments—All or part of the Net Premium payments made may be allocated to one or more Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The minimum amount that may be allocated to any one Subaccount is 5%.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able to purchase more units. The deduction of Contract charges will reduce your number of Accumulation Units which also impacts your Account Value.
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Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the Annuity Date as follows:
•	No more than 25% of the fixed account can be transferred to the Subaccounts during a 365-day period.
•	Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.
You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example, when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The
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request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace
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Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a dollar cost averaging program.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Contracts and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
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If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging or rebalancing method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract Owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408 and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for all loans from all retirement plans and deferred compensation plans sponsored by Your employer may not exceed the least of:
1.	any maximum amount established by the plan; or
2.	the greater of $10,000 or 50 percent of the Contract’s fixed account surrender value; or
3.	$50,000 minus the highest outstanding balance of all loans in the previous 12 months under the Contract and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the Fixed Account. In order to borrow from values in the Variable Account You must first transfer those amounts to the Fixed Account. The Fixed Account Value is decreased by any outstanding loan balance.
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Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is an adjustable rate and will be determined by us for each calendar quarter and will apply for 12 months to new loans made in that quarter and to outstanding loans whose loan anniversaries occur in that quarter. Each such loan interest rate so determined will not exceed the Monthly Average of the Composite Yield on seasoned corporate bonds, as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined. If this monthly average is no longer published, the rate used in its place will be that set by law or by regulation of the applicable state insurance regulator
If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more lower than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period will be decreased so as to be equal to or less than that Loan Interest Rate so determined. If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more higher than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period may be increased, but not to exceed the Loan Interest Rate so determined. The Loan Interest Rate will never be greater than that permitted by law.
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan become effectives. We will notify You of the initial Loan Interest Rate on the loan requested. The loan interest rate may change annually on the anniversary date of the loan. We will send written notice of any change in the Loan Interest Rate at least 30 days before the loan anniversary. This notice will include a description of how the Loan Interest Rate is determined.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the fixed account and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
On the effective date of a loan, a loan reserve account is established. Fixed Account Value equaling the loan amount will be transferred from the fixed account and allocated to the loan reserve account. The Fixed Account Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. A minimum loan reserve account interest rate of 3 percent will be credited to the loan reserve account. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the fixed account and will begin earning the same interest rate as other funds newly allocated to the fixed account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as
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a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Contract. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the Contract’s total Account Value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Account Value and death benefit whether or not the loan is repaid. The Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the fixed account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Contract, We will reduce the total Account Value by the sum of the loan amount and any applicable surrender charges.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Contract may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange Your Contract if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Withdrawals of Values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Cash Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes r esulting from early distributions. See “Tax Consequences.”
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a
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withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any of the proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Tax Consequences” and “Other Information—Forms Availability.”
Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and partial withdrawals from any Subaccount are subject to the Withdrawal Charges shown in the “Deductions and Expenses—Withdrawal Charges” section.
Withdrawal Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The applicable Withdrawal Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will result in a Withdrawal Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Withdrawal Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Withdrawal Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Withdrawal Charge may not exceed 9% of $10,000 ($900). For additional information on Surrender Charges, go to “Additional Information about Fees and Example”.
If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable Withdrawal Charges will apply.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract. HMLIC provides the following systematic withdrawal options:
•	Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of Your account value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
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A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing HMLIC’s secure website at horacemann.com and looking in the “My Account” section.
Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide:
•	the death benefit, and cash benefits under the Contracts
•	access to investment options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options
Costs and Expenses We Incur:
•	costs associated with processing applications and with issuing and administering the Contracts
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
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•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
Risks We Assume:
•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Withdrawal Charges—If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw a portion of the Total Accumulation Value for cash before Annuity Payments begin. The Withdrawal Charge is paid to HMLIC to help offset costs incurred in issuing the Contract. Withdrawal Charges for Your Contract are:
During Contract Year	Percentage of Amount Withdrawn
1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%
For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. In some situations, You may make a withdrawal with no Withdrawal Charge. Please see Your Contract for further details.
Annual Maintenance Fee—An annual maintenance fee of no more than $25 is deducted from the Account Value of each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.
We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.
The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. The annual maintenance fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also shown under Fees, Annual Contract Expenses, Administrative Expenses.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the current annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that
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Our Contract fees will not be sufficient to cover Our costs of issuing and administering the Contracts. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
Operating Expenses of the Portfolio Companies—The deductions from and expenses paid out of the assets of the Portfolio Companies are described in each Portfolio Company’s prospectus.
Death Benefit
Death Benefit Proceeds
If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement, and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
If there have been no previous withdrawals or loans the death benefit is the greater of:
1.	the Total Accumulation Value; or
2.	the Net Premium paid to HMLIC.
If withdrawals or loans have been taken the death benefit is the greater of:
1.	the Total Accumulation Value remaining after the withdrawal(s) and/or loan(s); or
2.	the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.
For example, if a Contract Owner’s Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the remaining Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).
All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payments—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72 or,
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except for IRAs, retires (see “Tax Consequences”.)The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form at HMLIC’s Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information—Forms Availability” and “Tax Consequences.”
The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Withdrawal Charges.
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with or without Period Certain—This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.
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Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.
With the Life Annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.
Joint and Survivor Life Annuity—This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66  2⁄3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Income for Specified Period—This option provides Annuity Payments for a specified period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Withdrawal Charges may apply. To determine the Withdrawal Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Other Income Options—If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:
a.	receive the proceeds in a lump sum less any applicable Withdrawal Charges, or
b.	leave the Contract with HMLIC and receive the value under any required minimum distribution requirements of IRC Section 401(a) (9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”) or
c.	elect any other option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.
Annuitized Value may be more or less than the amount of Net Premium payments allocated to Your Contract.
Fixed Annuity Payments—The amount of each payment under a Fixed Annuity Payment option is determined as described in the Contract. Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option, these guaranteed payments will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first
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monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity Payment varies with the form of Annuity Payment option payment selected and adjusted age of the Annuitant(s). Not all Subaccounts are available for Variable Annuity Payments.
The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.
Assumed Interest Rate—The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age or Sex
If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.
Financial Information

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
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Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. We begin crediting interest to any Net Premium received and allocated to the fixed account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.
The fixed account has not been registered with the U.S. Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of the Separate Account are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to any other business of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/VS. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
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The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected —HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase of Your Contract.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Premium and/or transfers of account value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable account value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Contract Owner may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Contract Owner’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
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The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments—Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
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Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Contract Owner reaches age 59½;
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the Contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
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Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity Payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)	after age 59½,
2)	as the result of death or disability,
3)	under an immediate annuity contract, and
4)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Required Distributions Upon Death of the Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exceptions will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s death.
Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from unearned investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b) and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
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Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b) or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59 ½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and after the Contract Owner attains age 59 ½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
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Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
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Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001, and
9)	for a qualified birth or adoption.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
for reimbursement of health insurance while the Contract Owner is unemployed, for qualified education expenses, and
for a qualified first-time home purchase.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½. in 2019 or prior years. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½ in 2019 or prior years or retires.
Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Contract Owner dies on or after the required beginning date any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the
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Contract Owner would have reached age 72 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an “inherited IRA”.
If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401, may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $20,500 for 2022 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500 for 2022 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) Contributions which are included in income in the year contributed.
Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59 ½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the Required Minimum Distribution rules.
408 Traditional IRA—Annual contributions to a traditional IRA are limited to $6,000 for 2022. Additional catch-up contributions, up to $1,000 for 2022, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2022, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when modified adjusted gross income (“MAGI”) is between $68,000 and $78,000 for single filers and between $109,000 and $129,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $204,000 and $214,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to Required Minimum Distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,000 for 2022. Additional catch-up contributions, up to $1,000 for 2022, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $129,000 and $144,000 for single taxpayers and those taxpayers filing as Head of Household, between $204,000 and $214,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of
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participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Beginning in 2018 a conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA can no longer be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the Required Minimum Distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $14,000 for 2022 and is indexed for inflation in future years. Additional catch-up contributions up to $3,000 for 2022, may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation, SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required Minimum Distribution rules apply the same as for traditional IRAs.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $20,500 for 2022 or 25% of compensation, whichever is less. The additional catch-up amount, up to $6,500 for 2022, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and Required Minimum Distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $20,500 for 2022 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2022, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts are subject to the Required Minimum Distribution rules.
401 plans—A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information. 401 Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401 Contracts are subject to the Required Minimum Distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
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Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Contract over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
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•	Providing HMLIC or an affiliate with access to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Modification of the Contract
The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to the Contract and these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
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Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/VS. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser(3)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2015 Portfolio SC2 / Fidelity Management and Research Co.	0.71%	7.39%	9.36%	8.16%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2025 Portfolio SC2 / Fidelity Management and Research Co.	0.78%	10.55%	11.24%	9.97%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2035 Portfolio SC2 / Fidelity Management and Research Co.	0.87%	15.18%	13.98%	11.97%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2045 Portfolio SC2 / Fidelity Management and Research Co.	0.90%	17.53%	14.72%	12.49%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2055 Portfolio SC2 / Fidelity Management and Research Co.	0.90%	17.52%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2065 Portfolio SC2 / Fidelity Management and Research Co..	0.90%	17.47%
Asset Allocation	Fidelity ® VIP FundsManager® 20% SC2 / Fidelity Management and Research Co.	0.60%*	3.52%	5.34%	4.39%
Asset Allocation	Fidelity ® VIP FundsManager® 50% SC2 / Fidelity Management and Research Co.	0.84*	9.88%	9.75%	8.18%
Asset Allocation	Fidelity ® VIP FundsManager® 60% SC2 / Fidelity Management and Research Co.	0.90%*	12.21%	11.10%	9.44%
Asset Allocation	Fidelity ® VIP FundsManager® 70% SC2 / Fidelity Management and Research Co.	0.97%*	14.44%	12.28%	10.48%
Asset Allocation	Fidelity ® VIP FundsManager® 85% SC2 / Fidelity Management and Research Co.	1.05%*	17.64%	14.22%	12.14%
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Type of Fund	Portfolio Company and Adviser/Subadviser(3)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4/ Capital Research and Management Company	0.77%*	27.51%	12.22%	13.53%
Large Blend	Fidelity ® VIP Index 500 Portfolio SC 2(3) / Fidelity Management & Research Co.	0.35%	28.26%	18.05%	16.15%
Large Blend	JPMorgan Insurance Trust U.S. Equity Portfolio /J.P. Morgan Investment Management Inc.	0.99%	29.01%	19.33%	17.17%
Large Growth	American Funds IS Growth Fund Class 4/ Capital Research and Management Company	0.85%	21.69%	25.12%	19.44%
Medium Value	MFS VIT III Mid-Cap Value Portfolio, Service Class / MFS	1.04%	30.60%	12.15%	13.31%
Medium Blend	Calvert VP S&P Mid-Cap 400 Index Class F/ Calvert Research and Management	0.53%*	24.17%	12.50%	13.49%
Medium Growth	Allspring VT Discovery Fundsm(3) / Allspring Global Investments, LLC	1.13%	-5.04%	20.84%	16.60%
Small Value	JPMorgan Small Cap Value Fund(1) — A Shares/ J.P. Morgan Investment Management Inc.	1.26%	0.23%	6.41%	7.45%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(3) / BNY Mellon Investment Adviser, Inc.	0.60%*	26.14%	11.78%	13.88%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Legg Mason Partners Fund Advisor, LLC.	0.80%	12.61%	21.34%	17.14%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio(2) / Lord Abbett & Co. LLC.	1.04%*	-2.75%	24.69%	17.25%
Emerging Markets	American Funds IS New World Fund Class 4/ Capital Research and Management Company	1.07%*	4.63%	12.96%	8.41%
Developed Markets	MFS VIT II International Growth Portfolio, Service Class/ MFS	1.13%*	8.99%	13.95%	9.73%
Developed Markets	Fidelity ® VIP Overseas Portfolio SC 2(2) (3) / Fidelity Management & Research Co.	1.02%	19.39%	14.15%	10.55%
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Type of Fund	Portfolio Company and Adviser/Subadviser(3)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Real Estate	Fidelity ® VIP Real Estate SC2 / Fidelity Management & Research Co.	0.89%	38.64%	9.05%	10.14%
High Yield Bond	BlackRock High Yield V.I. Class III / BlackRock Advisers, LLC.	0.81%*	5.23%	6.11%	6.53%
Corporate Bond	Fidelity ® VIP Investment Grade Bond Portfolio SC 2(3) / Fidelity Management & Research Co.	0.64%	-0.90%	4.08%	3.29%
Global Bond	Vanguard ® VIF Global Bond Index / Vanguard Group	0.13%	-1.84%
Global Bond	Templeton Global Bond VIP Fund — Class 4(2) / Franklin Advisers, Inc.	0.86%*	-5.01%	-1.03%	1.04%
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%*	12.50%	8.94%
Balanced	Wilshire VIT Global Allocation Fund(3) / Wilshire Advisors, LLC	1.31%	11.84%	9.61%	8.52%
Money Market	Goldman Sachs VIT Government Money Market Fund Institutional Shares/ Goldman Sachs Asset Management, L.P	0.18%*	0.01%	1.01%

*	These expenses reflect temporary fee reductions. The details about these waivers can be found in Portfolio Companyprospectus at dfinview.com/HoraceMann/TAHD/VS
(1)	This Portfolio Company is not available as an Investment Option in Non-Qualified Contracts.
(2)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Portfolio Companies. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Portfolio Companies, they may continue the program(s),but may not begin or increase allocations.
(3) The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2(2), Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery Fundsm and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.
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Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2022. The financial statements of HMLIC and of the Separate Account are contained in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information, request other information about the Contract and make investor inquiries by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).
Reports and other information about HMLIC and the Separate Account are available on the Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030
EDGAR Contract Identifier C000002949
IA-009920 (5/21)

Variable Solutions II and Maximum Solutions II Individual Flexible Premium Deferred Variable Annuity Contracts funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2022
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). Certain of these Contracts were issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are listed in Appendix A: Portfolio Companies available under the Contract.
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2022.

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Annuity Dates.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences— Taxation of Qualified Plans—Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity
Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual flexible premium deferred variable annuity contracts this prospectus offers.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (NASD) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange (“NYSE”).
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.
Non-Qualified Contract: A Contract that is not issued under an employer sponsored retirement plan or individual retirement account.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) Savings Incentive Match Plan for Employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408 and 408A.
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Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 72 or upon Your death. “See Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.
Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Surrender Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.
Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.
Underlying Funds, Portfolio Companies: All Mutual Funds listed in this document that are available for investment by the Separate Account. The terms Underlying Funds and Portfolio Companies are used interchangeably in this prospectus.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or transaction request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE , if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.
Important Information You Should Consider About the Contract

	Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals	Variable Solutions II - If You make a withdrawal from or surrender the Contract during the first 9 Contract Years, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered. For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 on a $100,000 investment.
Maximum Solutions II - If You make a withdrawal from or surrender the Contract during the first 7 Contract Years, You may be assessed a surrender charge up to 7.0% of the amount withdrawn or surrendered. For example, if You make an early withdrawal, You could pay a surrender charge of up to $7,000 on a $100,000 investment.
	Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.	The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)	The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
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Fees and Expenses	Location in Statutory Prospectus
Annual Fee	Minimum	Maximum	The Contract - Deductions and Expenses - Mortality and Expense Risk Fee (“M&E Fee”)

The Contract - Deductions and Expenses - Annual Maintenance Fee

Additional Information About Fees - Annual Portfolio Company Expenses
Base Contract Variable Solutions II Maximum Solutions II	1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value	1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value
Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.31% as a percentage of Portfolio Company assets
Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
Variable Solutions II $1,421	Variable Solutions II $2,599
Maximum Solutions II $1,096	Maximum Solutions II $2,277
Assumes:	Assumes:
Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Portfolio Company fees and expenses and optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals
Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 9 years for Variable Solutions II and up to 7 years for Maximum Solutions II. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract – Not a Short-term Investment
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	Risks	Location in Statutory Prospectus
Risks Associated with Investment Options	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option) will have its own unique risks.
	You should review these Investment Options before making an investment decision.	Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks	An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.	Principal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments	HMLIC reserves the right to remove or substitute Underlying Funds as Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.

If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.	Horace Mann Life Insurance Company - The Fixed Account - The Separate Account and the Portfolio Companies - The Portfolio Companies - Selection of Portfolio Companies

The Contract - Transactions - Transfers

The Contract - Transactions - Market Timing
Optional Benefits	No optional benefits are available.
Taxes
Tax Implications	An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

There is no additional tax benefit to the investor when the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

	Generally, all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income and may be subject to tax penalties.	Tax Consequences - Taxation of Qualified Contracts Tax Consequences - Taxation of Non-Qualified Contracts
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	Conflicts of Interest	Location in Statutory Prospectus
Investment Professional Compensation	Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.	Other Information - Distribution of the Contract
Exchanges	Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.	The Contract - Transactions - Conversions/ Exchanges
Overview of the Contract

What is the purpose of this Contract , and what is it designed to do?
The Contract is no longer offered for sale. The purpose of the Contract is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Contract may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolio Companies.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-450 or IC-451 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Contract has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Contract. To help You accumulate assets, You can invest Your premium payments in:
•	Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
•	a fixed account option, which offers a guaranteed interest rate. The guaranteed interest rate is established at issue, but will never be less than 1%. The fixed account is part of HMLIC’s general account.
A list of Portfolio Companies in which You can invest is provided in Appendix A: Portfolio Companies Available Under the Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Contract and turn Your Account Value into a stream of income payments (sometimes called Annuity Payments), at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
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Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Contract . All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Contract Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan, You can choose to withdraw Your Account Value at any time. Although if You withdraw early, You may have to pay a surrender charge and/or income taxes, including a penalty tax if You are younger than age 59 ½.
Loans. Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408 and 408A, if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract ; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Death benefits. Your Contract includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Account Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the fixed account to the Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	Variable Solutions II – 8% Maximum Surrender Charge Maximum Solutions II – 7% Maximum Surrender Charge
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses).
Annual Contract Expenses
Administrative Expenses (1)	Variable Solutions II - $25 Maximum Solutions II - None
Base Contract Expenses (as a percentage of average Variable Account Value)	Variable Solutions II – 1.25% Maximum Solutions II – 0.95%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A.
Loan Interest	5.4%
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(1)	We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. For Variable Solutions II, this fee will be waived if the Account Value equals or exceeds $10,000 at the time the fee is assessed.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.35%
Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
The Example assumes that You invest $100,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
Variable Solutions II - $25 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,785	$15,480	$19,222	$28,872

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,599	$7,978	$13,609	$28,872
Maximum Solutions II - $0 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$9,463	$12,425	$15,429	$25,704

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,277	$7,014	$12,008	$25,704
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Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit
Variable Solutions II	If the Contract Owner dies before the Annuity Date and while the Contract is in force, pays Your designated beneficiaries the greater of: (1) the Total Accumulation Value; or (2) the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.	Standard	None	None
Maximum Solutions II	If the Contract Owner dies before the Annuity Date and while the Contract is in force and prior to the attainment of age 70, pays Your designated beneficiaries the greater of: (1) the Total Accumulation Value; or (2) the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance, accumulated at 3 percent annually.	Standard	None	None
	If the Contract Owner dies before the Annuity Date and while the Contract is in force and after the attainment of age 70, pays Your designated beneficiaries the greater of: (1) the Total Accumulation Value; or (2) the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.	Standard	None	None
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals	Automatically withdraws money (either monthly, quarterly, semi-annually or annually) from the Investment Options You select. The amount of the withdrawals are determined by the systematic withdrawal option you select.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Variable Solutions II or Maximum Solutions II Variable Annuity Contract?
The Contract is not being sold to new Contract Owners. To purchase a Contract, You must have completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401 Contracts the employer will purchase the Contract on behalf of the employee, but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars) and Non-Qualified Policies (Purchased using after-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Lump Sum Premium at Issue	Variable Solutions II - None Maximum Solutions II - $50,000
Minimum Subsequent Annual Premiums	$300 annually
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Qualified Policies (Purchased using pre-tax dollars) and Non-Qualified Policies (Purchased using after-tax dollars)
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000,000 without Our prior approval
* For Non-Qualified Contracts, We reserve the right to reject any premium payments for any reason. We may also permit You to invest more than the maximum amounts listed above if You obtain Our prior approval.
After Your initial premium payment, You are not required to make any additional premium payments under Your Contract.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Contract?
You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may
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download the form on Our secure website at horacemann.com.
For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
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Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 9 years for Variable Solutions II and up to 7 years for Maximum Solutions II. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 72.
Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings. Although tax consequences may vary depending on the payout option elected under the Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations
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being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
The Contracts
Contract Owners’ Rights
A Contract may have been issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may have been required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the Qualified Retirement Plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice in good form. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
This prospectus describes only the Variable portions of the Contract. On the Annuity Date, the Contract Owner has the right to select fixed or variable annuity options or a combination of both. See the Contract for details regarding fixed Annuity Payments.
For Qualified Contracts, the Annuitant is the Contract Owner.
For Non-Qualified Contracts, the Annuitant is the person named on the Contract data pages on whose life Annuity Payments are based. The Annuitant must be a living individual. If the sole Annuitant dies prior to the Annuity Date and the death benefit is not payable, the new Annuitant will be the youngest Contract Owner. You may name a new Annuitant before the Annuity Date by submitting to Us a signed request in good form. Upon receipt at Our Home Office, Your request is effective as of the date You signed it. We are not liable for any action We take before receiving Your request.
The beneficiary(ies) will be the person(s) designated by You and named as such in the application, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
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Purchasing the Contract
The Contracts, which are not being sold to new Contract Owners, were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 8.00% of premium payments received.
In order to purchase a Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a client profile form. For 403(b), 457(b) or 401 Contracts where the employer purchased the Contract on behalf of the employee the employee was required to complete an application and client profile form.
Applications were to be sent to HMLIC’s Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer approved the suitability and best interest of the sale, the application was complete and the initial purchase payment was received at Our Home Office, We issued the Contract within 2 business days of receipt and credited the initial purchase payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested the additional information needed to process the application. Any initial premium payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). See the “Individual Product Information” section for the minimum premium payment of Your product. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences —Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium payments—All or part of the Net Premium payments made may be allocated to one or more available Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The amount You direct to a particular Subaccounty or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able put purchase more units. The deduction of Contract charges will reduce your number of Accumulation Units which also impacts your Account Value.
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Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium at or after 3:00 p.m. Central Time (at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the Annuity Date as follows:
•	No more than 25% of the fixed account can be transferred to the Subaccounts during a 365-day period.
•	Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.
You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example, when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The
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request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace
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Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a dollar cost averaging program.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our Website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging or rebalancing method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
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We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408 and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for all loans from all retirement plans and deferred compensation plans sponsored by Your employer may not exceed the least of:
1.	any maximum amount established by the plan; or
2.	the greater of $10,000 or 50 percent of the Contract’s fixed account surrender value; or
3.	$50,000 minus the highest outstanding balance of all loans in the previous 12 months under the Contract and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the Fixed Account. In order to borrow from values in the Variable Account You must first transfer those amounts to the Fixed Account. The Fixed Account Value is decreased by any outstanding loan balance.
Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is an adjustable rate and will be determined by us for each calendar quarter and will apply for 12 months to new loans made in that quarter and to outstanding loans whose loan anniversaries occur in that quarter. Each such loan interest rate so
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determined will not exceed the Monthly Average of the Composite Yield on seasoned corporate bonds, as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined. If this monthly average is no longer published, the rate used in its place will be that set by law or by regulation of the applicable state insurance regulator
If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more lower than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period will be decreased so as to be equal to or less than that Loan Interest Rate so determined. If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more higher than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period may be increased, but not to exceed the Loan Interest Rate so determined. The Loan Interest Rate will never be greater than that permitted by law.
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan become effective. We will notify You of the initial Loan Interest Rate on the loan requested. The loan interest rate may change annually on the anniversary date of the loan. We will send written notice of any change in the Loan Interest Rate at least 30 days before the loan anniversary. This notice will include a description of how the Loan Interest Rate is determined.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the fixed account and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
On the effective date of a loan, a loan reserve account is established. Fixed Account Value equaling the loan amount will be transferred from the fixed account and allocated to the loan reserve account. The Fixed Account Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. A minimum loan reserve account interest rate of 3 percent will be credited to the loan reserve account. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the fixed account and will begin earning the same interest rate as other funds newly allocated to the fixed account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's
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default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Contract. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the Contract’s total Account Value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Account Value and death benefit whether or not the loan is repaid. The Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the fixed account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Contract, We will reduce the total Account Value by the sum of the loan amount and any applicable Surrender Charges.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Contract may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange Your Contract if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Withdrawals of Values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Cash Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distributions. See “Tax Consequences.”
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm
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receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any of the proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Tax Consequences” and “Other Information—Forms Availability.”
Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.
Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900). For additional information on Surrender Charges, go to “Additional Information about Fees and Example”.
If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of Annuity Period, You may take systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and approved by Us. Any applicable Surrender Charges will apply.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract. HMLIC provides the following systematic withdrawal options:
•	Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of Your account value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing HMLIC’s secure website at horacemann.com and looking in the “My Account” section.
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Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and benefits We provide:
•	the death benefit, and cash benefits under the Contracts
•	access to investment options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options
Costs and expenses We incur:
•	costs associated with processing applications and with issuing and administering the Contracts overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes, (federal income tax, state and local premium tax, and other taxes) and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
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Risks We assume:
•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Surrender Charges—If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin.
For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Surrender Charge in certain situations. In certain situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. See the “Individual Product Information” section for the Surrender Charge on Your Contract.
Annual Maintenance Fee—Maximum Solutions II does not have an annual maintenance fee.
Variable Solutions II has an annual maintenance fee of no more than $25 that is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.
We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment Option.
The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. See the “Individual Product Information” section for the maintenance charge on Your Contract. The annual maintenance fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also shown under Fees, Annual Contract Expenses, Administrative Expenses.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the current annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our Contract fees will not be sufficient to cover Our costs of issuing and administering the Contracts. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
Operating Expenses of the Portfolio Companies—There are deductions from and expenses paid out of the assets of the Portfolio Companies that are described in each Portfolio Company’s prospectus.
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Death Benefit
Death Benefit Proceeds
If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. See the “Individual Product Information” section for the Death Benefit on Your Contract. Where there are multiple beneficiaries, only one certified death certificate will be required.
The payment of the death benefit to a beneficiary may be delayed if, pursuant to SEC rules, the T. Rowe Price Government Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the fund. We will delay the payment of any death benefit from the T. Rowe Price Government Money Market Portfolio until it pays redemption proceeds.
All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payments—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72 or, except for IRAs, retires (see “Tax Consequences”.)The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form at HMLIC’s Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information—Forms Availability” and “Tax Consequences.”
The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Surrender Charges.
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total
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amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with or without Period Certain—This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.
Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.
With the Life annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.
Joint and Survivor Life Annuity—This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66  2⁄3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Income for Specified Period—This option provides Annuity Payments for a specified period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
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If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Other Income Options—If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:
a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or
b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”) or
c.	elect any other option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.
Annuitized Value may be more or less than the amount of Net Premium payments allocated to the Contract.
Fixed Annuity Payments—The amount of each payment under a Fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity payment varies with: the form of income option payment selected and adjusted age of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment. Not all subaccounts may be available for Annuity Payments.
Assumed Interest Rate
The assumed interest rate for the Contracts is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
Annuity Unit Value
The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
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•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age or Sex
If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest not to exceed 6% per year. Any underpayments will include not more than 6% interest to be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.
Financial Information

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. We begin crediting interest to any Net Premium received and allocated to the fixed account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract. The fixed account has not been registered with the U.S. Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of the Separate Account are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contracts and without regard to any other business of HMLIC. The assets of the Separate Account may not be used to pay any liabilities of HMLIC other than those arising from the Contracts. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed.
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The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/VS2MS2. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected —HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase of Your Contract.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Premium and/or transfers of account value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable account value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
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Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Contract Owner may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Contract Owner’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
Individual Product Information
Variable Solutions II—Individual Flexible Premium Deferred Variable Annuity (This product is no longer available for sale.) (IC-450000)
Minimum contribution	$25 per month.
Minimum Guaranteed Interest rate	1%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value; or
	2.	the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

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Surrender Charges During Contract Year	Surrender Charge
1	8.0%
2	7.5%
3	7.0%
4	6.0%
5	5.0%
6	4.0%
7	3.0%
8	2.0%
9	1.0%
Thereafter	0.0%
Maximum Solutions II—Individual Flexible Premium Deferred Variable Annuity (This product is only available for sale to Qualified Plans). (IC-451000)
Minimum contribution	$50,000
Minimum Guaranteed Interest Rate	1%
Annual maintenance fee	None
M&E fee	0.95%
Death benefit	If the Contract Owner dies prior to the attainment of age 70, the beneficiary will receive the greater of:
	1.	the Total Accumulation Value; or
	2.	the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance, accumulated at 3 percent annually.
	If the Contract Owner dies after the attainment of age 70, the beneficiary will receive the greater of:
	1.	the Total Accumulation Value; or
	2.	the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

Surrender Charges During Contract Year	Surrender Charge
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
Thereafter	0.0%
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
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Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments—Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Contract Owner reaches age 59½;
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
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Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the Contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)	after age 59½,
2)	as the result of death or disability,
3)	under an immediate annuity contract, and
4)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
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Required Distributions Upon Death of the Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exceptions will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s death.
Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from net investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married taxpayers filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b) and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reduction designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b) or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or
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deductible from income at the time made, and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59 ½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and after the Contract Owner attains age 59 ½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
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Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001, and
9)	for a qualified birth or adoption.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
for reimbursement of health insurance while the Contract Owner is unemployed, for qualified education expenses, and
for a qualified first-time home purchase.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the
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Contract Owner attains age 72 or attained age 70½. in 2019 or prior years. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½ in 2019 or prior years or retires.
Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Contract Owner dies on or after the required beginning date any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 72 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an 'inherited IRA'.
If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401, may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $20,500 for 2022 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500 for 2022, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) Contributions which are included in income in the year contributed.
Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59 ½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the Required Minimum Distribution rules.
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408 Traditional IRA—Annual contributions to a traditional IRA are limited to $6,000 for 2022. Additional catch-up contributions, up to $1,000 for 2022, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2022, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when modified adjusted gross income (“MAGI”) is between $68,000 and $78,000 for single filers and between $109,000 and $129,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $204,000 and $214,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to Required Minimum Distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,000 for 2022. Additional catch-up contributions, up to $1,000 for 2022, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $129,000 and $144,000 for single taxpayers and those taxpayers filing as Head of Household, between $204,000 and $214,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Beginning in 2018 a conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA can no longer be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the Required Minimum Distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $14,000 for 2022 and is indexed for inflation in future years. Additional catch-up contributions up to $3,000 for 2022, may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation, SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required Minimum Distribution rules apply the same as for traditional IRAs.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $20,500 for 2022 or 25% of compensation, whichever is less. The additional catch-up amount, up to $6,500 for 2022, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and Required Minimum Distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $20,500 for 2022 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2022, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction
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contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts are subject to the Required Minimum Distribution rules.
401 plans—A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401 Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401 Contracts are subject to the Required Minimum Distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
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Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Contract over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contracts.
Modification of the Contract
The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the 1940 Act, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
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Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
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Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contracts. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/VS2MS2. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser(3)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2015 Portfolio SC2 / Fidelity Management and Research Co.	0.71%	7.39%	9.36%	8.16%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2025 Portfolio SC2 / Fidelity Management and Research Co.	0.78%	10.55%	11.24%	9.97%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2035 Portfolio SC2 / Fidelity Management and Research Co.	0.87%	15.18%	13.98%	11.97%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2045 Portfolio SC2 / Fidelity Management and Research Co.	0.90%	17.53%	14.72%	12.49%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2055 Portfolio SC2 / Fidelity Management and Research Co.	0.90%	17.52%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2065 Portfolio SC2 / Fidelity Management and Research Co..	0.90%	17.47%
Asset Allocation	Fidelity ® VIP FundsManager® 20% SC2 / Fidelity Management and Research Co.	0.60%*	3.52%	5.34%	4.39%
Asset Allocation	Fidelity ® VIP FundsManager® 50% SC2 / Fidelity Management and Research Co.	0.84*	9.88%	9.75%	8.18%
Asset Allocation	Fidelity ® VIP FundsManager® 60% SC2 / Fidelity Management and Research Co.	0.90%*	12.21%	11.10%	9.44%
Asset Allocation	Fidelity ® VIP FundsManager® 70% SC2 / Fidelity Management and Research Co.	0.97%*	14.44%	12.28%	10.48%
Asset Allocation	Fidelity ® VIP FundsManager® 85% SC2 / Fidelity Management and Research Co.	1.05%*	17.64%	14.22%	12.14%
43

Type of Fund	Portfolio Company and Adviser/Subadviser(3)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4/ Capital Research and Management Company	0.77%*	27.51%	12.22%	13.53%
Large Blend	Fidelity ® VIP Index 500 Portfolio SC 2(3) / Fidelity Management & Research Co.	0.35%	28.26%	18.05%	16.15%
Large Blend	JPMorgan Insurance Trust U.S. Equity Portfolio /J.P. Morgan Investment Management Inc.	0.99%	29.01%	19.33%	17.17%
Large Growth	American Funds IS Growth Fund Class 4/ Capital Research and Management Company	0.85%	21.69%	25.12%	19.44%
Medium Value	MFS VIT III Mid-Cap Value Portfolio, Service Class / MFS	1.04%	30.60%	12.15%	13.31%
Medium Blend	Calvert VP S&P Mid-Cap 400 Index Class F/ Calvert Research and Management	0.53%*	24.17%	12.50%	13.49%
Medium Growth	Allspring VT Discovery Fundsm(3) / Allspring Global Investments, LLC	1.13%	-5.04%	20.84%	16.60%
Small Value	JPMorgan Small Cap Value Fund(1) — A Shares/ J.P. Morgan Investment Management Inc.	1.26%	0.23%	6.41%	7.45%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(3) / BNY Mellon Investment Adviser, Inc.	0.60%*	26.14%	11.78%	13.88%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Legg Mason Partners Fund Advisor, LLC.	0.80%	12.61%	21.34%	17.14%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio(2) / Lord Abbett & Co. LLC.	1.04%*	-2.75%	24.69%	17.25%
Emerging Markets	American Funds IS New World Fund Class 4/ Capital Research and Management Company	1.07%*	4.63%	12.96%	8.41%
Developed Markets	MFS VIT II International Growth Portfolio, Service Class/ MFS	1.13%*	8.99%	13.95%	9.73%
Developed Markets	Fidelity ® VIP Overseas Portfolio SC 2(2) (3) / Fidelity Management & Research Co.	1.02%	19.39%	14.15%	10.55%
44

Type of Fund	Portfolio Company and Adviser/Subadviser(3)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Real Estate	Fidelity ® VIP Real Estate SC2 / Fidelity Management & Research Co.	0.89%	38.64%	9.05%	10.14%
High Yield Bond	BlackRock High Yield V.I. Class III / BlackRock Advisers, LLC.	0.81%*	5.23%	6.11%	6.53%
Corporate Bond	Fidelity ® VIP Investment Grade Bond Portfolio SC 2(3) / Fidelity Management & Research Co.	0.64%	-0.90%	4.08%	3.29%
Global Bond	Vanguard ® VIF Global Bond Index / Vanguard Group	0.13%	-1.84%
Global Bond	Templeton Global Bond VIP Fund — Class 4(2) / Franklin Advisers, Inc.	0.86%*	-5.01%	-1.03%	1.04%
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%*	12.50%	8.94%
Balanced	Wilshire VIT Global Allocation Fund(3) / Wilshire Advisors, LLC	1.31%	11.84%	9.61%	8.52%
Money Market	Goldman Sachs VIT Government Money Market Fund Institutional Shares/ Goldman Sachs Asset Management, L.P	0.18%*	0.01%	1.01%

*	These expenses reflect temporary fee reductions. The details about these waivers can be found in Portfolio Companyprospectus at dfinview.com/HoraceMann/TAHD/VS2MS2
(1)	This Portfolio Company is not available as an Investment Option in Non-Qualified Contracts.
(2)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Portfolio Companies. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Portfolio Companies, they may continue the program(s),but may not begin or increase allocations.
(3) The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2(2), Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery Fundsm and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.
45

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Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2022. The financial statements of HMLIC and of the Separate Account are contained in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information, request other information about the Contracts and make investor inquiries by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Reports and other information about HMLIC and the Separate Account are available on the Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030
EDGAR Contract Identifier C000002950, C000002952, C000007664
IA-009922 (5/21)

May 1, 2022
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Individual Flexible Premium And Single Premium Variable Deferred Annuity
Contracts
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for flexible premium variable annuity Contracts dated May 1, 2022. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.
May 1, 2022

General Information And History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC established the Separate Account under Illinois law on October 9, 1965. HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.

Underwriter
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contracts to its registered representatives and to other selling firms for their sales of the Contracts. The amount of the commissions was $7,318,653, $5,706,797 and $5,174,202 at December 31, 2021, 2020 and 2019.
Non-Principal Risks
There are no non-principal risks at this time.
Separate Account Pricing Agreement
Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania; Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records. For these services HMLIC paid State Street $362,218.48, $387,012.36, and $402,082.60 in 2019, 2020 and 2021.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2021, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2021 and 2020, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes and schedules I, III, and IV, incorporated herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon incorporated herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.
The audit report covering the December 31, 2021 financial statements of Horace Mann Life Insurance Company contains an explanatory paragraph that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.
Financial Statements
Audited financial statements of HMLIC and of the Separate Account are incorporated herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of
Horace Mann Life Insurance Company Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Separate Account (the Separate Account) as of December 31, 2021, the related statements of operations for the year listed in the Appendix and changes in net assets for the years listed in the Appendix, and the related notes including the financial highlights in note 6 (collectively, the financial statements) for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of its operations for the year listed in the Appendix, changes in its net assets for the years listed in the Appendix, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Horace Mann Life Insurance Company’s separate accounts since 1989.
Chicago, Illinois
April 15, 2022

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix
Statement of net assets as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
Alger Mid Cap Growth Portfolio I-2
Allspring VT Discovery Fund
American Funds IS Washington Mutual Investors Fund Class 1
American Funds IS Washington Mutual Investors Fund Class 4
American Funds IS Growth Fund Class 4
American Funds IS International Growth & Income Fund Class 1
American Funds IS Managed Risk Allocation Fund Class P2
American Funds IS New World Fund Class 1
American Funds IS New World Fund Class 4
American Funds IS Government Securities Class 1
BlackRock High Yield V.I. Fund Class I
BlackRock High Yield V.I. Fund Class III
BNY Mellon Small Cap Stock Index Portfolio Service Shares
Calvert VP S&P Mid Cap 400 Index Portfolio Class F
Calvert VP SRI Balanced Class I Portfolio Class 1
Clearbridge Variable Small Cap Growth Portfolio Class I
DFA VA U.S. Targeted Value Portfolio
Fidelity Real Estate Portfolio SC2
Fidelity VIP Freedom 2015 SC2
Fidelity VIP Freedom 2020 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio SC2
Fidelity VIP Freedom 2030 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio SC2
Fidelity VIP Freedom 2040 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio SC2
Fidelity VIP Freedom 2050 Portfolio Initial Class
Fidelity VIP Freedom 2055 Portfolio Initial Class
Fidelity VIP Freedom 2055 Portfolio SC2
Fidelity VIP Freedom 2060 Portfolio Initial Class
Fidelity VIP Freedom 2065 Portfolio SC2
Fidelity VIP Freedom Income Portfolio Initial Class
Fidelity VIP Funds Manager 20% Portfolio SC2
Fidelity VIP Funds Manager 50% Portfolio SC2
Fidelity VIP Funds Manager 60% Portfolio SC2
Fidelity VIP Funds Manager 70% Portfolio SC2
Fidelity VIP Funds Manager 85% Portfolio SC2
Fidelity VIP Index 500 Portfolio SC2
Fidelity VIP Investment Grade Bond Portfolio SC2
Fidelity VIP Overseas Portfolio SC2
Goldman Sachs Government Money Market Fund
Janus Henderson VIT Enterprise Institutional Shares
JPMorgan Insurance Trust U.S. Equity Portfolio Class 1
JPMorgan Small Cap Value Fund Class A
Lord Abbett Series Fund Developing Growth Portfolio
MFS VIT Blended Research Small Cap Equity Portfolio Initial Class
MFS VIT International Growth Portfolio SC
MFS VIT Mid Cap Value Portfolio Initial Class
MFS VIT Mid Cap Value Portfolio SC
MFS VIT New Discovery Series Initial Class
Putnam VT Sustainable Leaders Fund IA Shares
T. Rowe Price Blue Chip Growth Portfolio Investor Class
T. Rowe Price Emerging Markets Stock Fund Investor Class
T. Rowe Price Equity Income Fund Investor Class
T. Rowe Price Global Real Estate Fund Investor Class
T. Rowe Price Government Money Portfolio
T. Rowe Price Growth Stock Fund Investor Class
T. Rowe Price International Bond Fund Investor Class
T. Rowe Price New Horizons Fund Investor Class
T. Rowe Price New Income Fund Investor Class
T. Rowe Price Overseas Stock Fund Investor Class
T. Rowe Price Small-Cap Value Investor Class
T. Rowe Price Spectrum Income Fund Investor Class
Templeton Global Bond VIP Fund Class 1
Templeton Global Bond VIP Fund Class 4
Vanguard 500 Index Fund Admiral Shares
Vanguard Developed Markets Index Fund Admiral Shares
Vanguard Emerging Markets Stock Index Fund Admiral Shares
Vanguard Extended Market Index Fund Admiral Shares
Vanguard Federal Money Market Fund
Vanguard High-Yield Corporate Fund Admiral Shares
Vanguard Mid-Cap Growth Index Fund
Vanguard REIT Index Fund Admiral Shares
Vanguard Target Retirement Income Fund
Vanguard Selected Value Fund Investor Shares
Vanguard Small-Cap Index Fund Admiral Shares
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard Total Bond Market Index Fund
Vanguard VIF Equity Index Portfolio
Vanguard VIF Global Bond Index
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF REIT Index Portfolio

Vanguard VIF Short Term Investment Grade Portfolio
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Total Bond Market Index Portfolio
Wilshire VIT Global Allocation Fund
Statement of net assets as of December 31, 2021, and the related statements of operations and changes in net assets for the period from May 1, 2021 (inception) to December 31, 2021.
Fidelity VIP Investment Grade Bond Portfolio Initial Class

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
ASSETS
Investments at market value	$333,112	$53,803,307	$3,180,345	$33,011,830	$62,980,824	$1,746,404	$10,929,748	$937,493
TOTAL ASSETS	$333,112	$53,803,307	$3,180,345	$33,011,830	$62,980,824	$1,746,404	$10,929,748	$937,493
NET ASSETS
Active Contracts	$333,112	$53,509,579	$3,180,345	$33,011,830	$62,980,824	$1,746,404	$10,929,748	$937,493
Payout Contracts	$ –	$ 293,728	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$333,112	$53,803,307	$3,180,345	$33,011,830	$62,980,824	$1,746,404	$10,929,748	$937,493
INVESTMENTS
Cost of investments	$364,450	$40,470,776	$2,496,390	$25,290,633	$43,723,316	$1,714,589	$ 9,494,816	$862,017
Unrealized appreciation (depreciation) on investments	$ (31,338)	$13,332,531	$ 683,955	$ 7,721,197	$19,257,508	$ 31,815	$ 1,434,932	$ 75,476
Number of shares in underlying mutual funds	15,019	1,258,851	175,807	1,864,022	508,771	89,011	732,066	29,453
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	59,883	–	253,507	35,375	–	122,835	–
M&E Rate .0125	6,675	593,375	136,421	909,002	190,189	87,356	470,964	26,686
M&E Rate .0145	–	876	–	2,094	596	–	2,105	–
M&E Rate .0155	–	1,840	–	824	424	–	253	–
M&E Rate .0165	–	2,800	–	6,768	1,621	–	2,394	–
Retired Payout	–	6,872	–	–	–	–	–	–
Total Units	6,675	665,646	136,421	1,172,195	228,205	87,356	598,551	26,686
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ 84.96	$ –	$ 28.69	$ 281.63	$ –	$ 18.60	$ –
M&E Rate .0125	$ 49.90	$ 80.88	$ 23.31	$ 28.03	$ 275.05	$ 19.99	$ 18.18	$ 35.13
M&E Rate .0145	$ –	$ 79.34	$ –	$ 27.48	$ 270.22	$ –	$ 17.70	$ –
M&E Rate .0155	$ –	$ 78.10	$ –	$ 27.25	$ 268.05	$ –	$ 17.40	$ –
M&E Rate .0165	$ –	$ 77.00	$ –	$ 27.14	$ 266.33	$ –	$ 17.58	$ –
Retired Payout	$ –	$ 42.74	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
ASSETS
Investments at market value	$19,792,246	$2,140,663	$1,740,876	$1,724,015	$181,277,963	$317,620,603	$6,855,899	$3,611,610
TOTAL ASSETS	$19,792,246	$2,140,663	$1,740,876	$1,724,015	$181,277,963	$317,620,603	$6,855,899	$3,611,610
NET ASSETS
Active Contracts	$19,792,246	$2,140,663	$1,740,876	$1,724,015	$181,093,627	$317,620,603	$6,855,899	$3,611,610
Payout Contracts	$ –	$ –	$ –	$ –	$ 184,336	$ –	$ –	$ –
TOTAL NET ASSETS	$19,792,246	$2,140,663	$1,740,876	$1,724,015	$181,277,963	$317,620,603	$6,855,899	$3,611,610
INVESTMENTS
Cost of investments	$14,480,716	$2,226,739	$1,687,432	$1,670,837	$127,668,587	$234,645,725	$6,238,191	$3,628,633
Unrealized appreciation (depreciation) on investments	$ 5,311,530	$ (86,076)	$ 53,444	$ 53,178	$ 53,609,376	$ 82,974,878	$ 617,708	$ (17,023)
Number of shares in underlying mutual funds	633,555	183,433	229,364	227,143	7,697,578	2,194,573	2,466,151	99,439
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	66,800	–	–	33,361	203,214	69,140	–	6,484
M&E Rate .0125	432,287	161,498	191,616	156,407	3,330,559	1,451,507	2,211,249	64,405
M&E Rate .0145	1,376	–	–	1,317	6,342	2,226	–	248
M&E Rate .0155	1,787	–	–	23	4,620	2,733	–	3,134
M&E Rate .0165	4,500	–	–	20	6,821	3,910	–	2,065
Retired Payout	–	–	–	–	7,827	–	–	–
Total Units	506,750	161,498	191,616	191,128	3,559,383	1,529,516	2,211,249	76,336
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 39.88	$ –	$ –	$ 9.16	$ 52.86	$ 215.38	$ –	$ 47.72
M&E Rate .0125	$ 38.95	$ 13.26	$ 9.12	$ 9.03	$ 50.89	$ 207.33	$ 3.10	$ 47.29
M&E Rate .0145	$ 38.62	$ –	$ –	$ 8.84	$ 49.21	$ 206.56	$ –	$ 47.43
M&E Rate .0155	$ 37.92	$ –	$ –	$ 8.73	$ 48.66	$ 202.08	$ –	$ 46.94
M&E Rate .0165	$ 37.70	$ –	$ –	$ 8.68	$ 48.03	$ 197.73	$ –	$ 47.17
Retired Payout	$ –	$ –	$ –	$ –	$ 23.55	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
ASSETS
Investments at market value	$558,232	$2,965,435	$874,230	$2,386,926	$15,655,912	$1,453,941	$1,822,776	$31,102,883
TOTAL ASSETS	$558,232	$2,965,435	$874,230	$2,386,926	$15,655,912	$1,453,941	$1,822,776	$31,102,883
NET ASSETS
Active Contracts	$558,232	$2,965,435	$874,230	$2,386,926	$15,655,912	$1,453,941	$1,822,776	$31,102,883
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$558,232	$2,965,435	$874,230	$2,386,926	$15,655,912	$1,453,941	$1,822,776	$31,102,883
INVESTMENTS
Cost of investments	$429,543	$2,800,110	$846,286	$2,133,107	$13,296,054	$1,337,298	$1,524,518	$23,971,006
Unrealized appreciation (depreciation) on investments	$128,689	$ 165,325	$ 27,944	$ 253,819	$ 2,359,858	$ 116,643	$ 298,258	$ 7,131,877
Number of shares in underlying mutual funds	23,684	206,939	56,695	133,946	887,020	81,090	60,658	1,044,422
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	36,915	–	–	79,400	–	–	75,685
M&E Rate .0125	18,599	115,353	45,328	115,454	624,808	68,208	52,360	766,165
M&E Rate .0145	–	2,619	–	–	11,035	–	–	3,735
M&E Rate .0155	–	8	–	–	2,594	–	–	1,361
M&E Rate .0165	–	1,096	–	–	5,269	–	–	4,561
Retired Payout	–	–	–	–	–	–	–	–
Total Units	18,599	155,991	45,328	115,454	723,106	68,208	52,360	851,507
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ 19.32	$ –	$ –	$ 22.06	$ –	$ –	$ 37.17
M&E Rate .0125	$ 30.01	$ 18.91	$ 19.29	$ 20.67	$ 21.61	$ 21.32	$ 34.81	$ 36.47
M&E Rate .0145	$ –	$ 19.35	$ –	$ –	$ 21.31	$ –	$ –	$ 36.16
M&E Rate .0155	$ –	$ 18.57	$ –	$ –	$ 21.24	$ –	$ –	$ 35.83
M&E Rate .0165	$ –	$ 18.63	$ –	$ –	$ 21.03	$ –	$ –	$ 35.55
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
ASSETS
Investments at market value	$491,414	$625,409	$22,131,065	$364,800	$ 945	$374,252	$28,045	$49,205
TOTAL ASSETS	$491,414	$625,409	$22,131,065	$364,800	$ 945	$374,252	$28,045	$49,205
NET ASSETS
Active Contracts	$491,414	$625,409	$22,131,065	$364,800	$ 945	$374,252	$28,045	$49,205
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$491,414	$625,409	$22,131,065	$364,800	$ 945	$374,252	$28,045	$49,205
INVESTMENTS
Cost of investments	$406,761	$486,453	$16,323,150	$323,944	$ 651	$372,114	$28,188	$42,598
Unrealized appreciation (depreciation) on investments	$ 84,653	$138,956	$ 5,807,915	$ 40,856	$ 294	$ 2,138	$ (143)	$ 6,607
Number of shares in underlying mutual funds	16,922	21,345	761,303	13,839	66	26,263	1,978	3,540
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	46,490	–	13	26	–	13
M&E Rate .0125	14,378	18,475	569,726	11,903	13	15,034	1,853	3,236
M&E Rate .0145	–	–	58	–	13	9,907	–	13
M&E Rate .0155	–	–	5	–	13	13	–	13
M&E Rate .0165	–	–	2,454	–	13	13	–	13
Retired Payout	–	–	–	–	–	–	–	–
Total Units	14,378	18,475	618,733	11,903	65	24,993	1,853	3,288
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ 36.47	$ –	$15.30	$ 15.20	$ –	$ 15.17
M&E Rate .0125	$ 34.18	$ 33.85	$ 35.72	$ 30.65	$15.06	$ 15.04	$ 15.13	$ 14.97
M&E Rate .0145	$ –	$ –	$ 35.81	$ –	$14.94	$ 14.87	$ –	$ 14.81
M&E Rate .0155	$ –	$ –	$ 35.10	$ –	$14.92	$ 14.84	$ –	$ 14.80
M&E Rate .0165	$ –	$ –	$ 34.83	$ –	$14.91	$ 14.83	$ –	$ 14.79
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
ASSETS
Investments at market value	$3,141,121	$4,931,090	$13,436,247	$53,729,221	$50,255,974	$33,182,860	$736,651,977	$483,086
TOTAL ASSETS	$3,141,121	$4,931,090	$13,436,247	$53,729,221	$50,255,974	$33,182,860	$736,651,977	$483,086
NET ASSETS
Active Contracts	$3,141,121	$4,931,090	$13,436,247	$53,729,221	$50,255,974	$33,182,860	$736,508,661	$483,086
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ 143,316	$ –
TOTAL NET ASSETS	$3,141,121	$4,931,090	$13,436,247	$53,729,221	$50,255,974	$33,182,860	$736,651,977	$483,086
INVESTMENTS
Cost of investments	$3,151,767	$4,566,200	$11,442,886	$46,265,743	$39,625,989	$25,916,732	$372,909,168	$499,485
Unrealized appreciation (depreciation) on investments	$ (10,646)	$ 364,890	$ 1,993,361	$ 7,463,478	$10,629,985	$ 7,266,128	$363,742,809	$ (16,399)
Number of shares in underlying mutual funds	246,169	406,185	929,844	4,347,024	3,248,609	2,120,311	1,594,657	36,186
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	307	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	119,102	107,669	305,744	326,875	124,626	69,597	–
M&E Rate .0125	224,354	234,717	589,046	2,591,078	2,016,304	1,328,698	1,187,114	35,291
M&E Rate .0145	–	5,012	11,801	24,163	1,949	2,672	2,442	–
M&E Rate .0155	–	23	5,774	4,406	1,039	214	2,079	–
M&E Rate .0165	–	23	19,352	12,528	43,997	6,045	4,220	–
Retired Payout	–	–	–	–	–	–	310	–
Total Units	224,354	358,877	733,642	2,937,919	2,390,164	1,462,255	1,266,069	35,291
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ 521.83	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ 13.92	$ 18.67	$ 18.63	$ 21.41	$ 23.11	$ 599.81	$ –
M&E Rate .0125	$ 14.00	$ 13.65	$ 18.27	$ 18.25	$ 20.98	$ 22.66	$ 581.09	$ 13.69
M&E Rate .0145	$ –	$ 13.61	$ 17.91	$ 18.03	$ 20.72	$ 22.54	$ 557.56	$ –
M&E Rate .0155	$ –	$ 13.51	$ 18.06	$ 18.05	$ 20.75	$ 22.41	$ 552.64	$ –
M&E Rate .0165	$ –	$ 13.52	$ 17.96	$ 17.85	$ 20.50	$ 22.28	$ 539.16	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ 461.95	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
ASSETS
Investments at market value	$41,684,805	$83,849,783	$27,247,492	$204,984	$473,051	$59,057,447	$4,214,834	$11,873,728
TOTAL ASSETS	$41,684,805	$83,849,783	$27,247,492	$204,984	$473,051	$59,057,447	$4,214,834	$11,873,728
NET ASSETS
Active Contracts	$41,657,258	$83,664,601	$27,247,492	$204,984	$473,051	$59,057,447	$4,214,834	$11,873,728
Payout Contracts	$ 27,548	$ 185,182	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$41,684,806	$83,849,783	$27,247,492	$204,984	$473,051	$59,057,447	$4,214,834	$11,873,728
INVESTMENTS
Cost of investments	$41,006,813	$52,353,055	$22,284,471	$204,984	$396,273	$32,941,807	$3,909,886	$11,061,684
Unrealized appreciation (depreciation) on investments	$ 677,993	$31,496,728	$ 4,963,021	$ –	$ 76,778	$26,115,640	$ 304,948	$ 812,044
Number of shares in underlying mutual funds	3,211,465	2,897,366	1,166,417	204,984	4,707	1,287,777	150,853	343,171
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	196,495	114,637	104,454	–	–	54,098	13,404	26,229
M&E Rate .0125	1,454,175	1,680,777	789,787	209,086	3,863	828,096	84,277	153,360
M&E Rate .0145	12,583	5,405	3,152	–	–	604	67	138
M&E Rate .0155	4,660	4,095	2,441	–	–	2,343	181	368
M&E Rate .0165	18,456	8,946	6,106	–	–	1,367	113	3,071
Retired Payout	2,122	6,399	–	–	–	–	–	–
Total Units	1,688,491	1,820,259	905,940	209,086	3,863	886,508	98,042	183,166
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 26.18	$ 49.01	$ 30.61	$ –	$ –	$ 69.00	$ 43.76	$ 66.35
M&E Rate .0125	$ 24.66	$ 46.00	$ 30.02	$ 0.98	$ 122.46	$ 66.47	$ 42.87	$ 64.62
M&E Rate .0145	$ 18.51	$ 39.94	$ 29.34	$ –	$ –	$ 66.05	$ 42.38	$ 63.70
M&E Rate .0155	$ 18.22	$ 39.34	$ 29.45	$ –	$ –	$ 65.49	$ 42.18	$ 63.01
M&E Rate .0165	$ 17.94	$ 38.69	$ 29.30	$ –	$ –	$ 64.90	$ 41.82	$ 62.43
Retired Payout	$ 12.98	$ 28.94	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
ASSETS
Investments at market value	$800,536	$2,417,037	$527,659	$6,074,175	$1,258,265	$3,281,428	$3,652,646	$3,906,173
TOTAL ASSETS	$800,536	$2,417,037	$527,659	$6,074,175	$1,258,265	$3,281,428	$3,652,646	$3,906,173
NET ASSETS
Active Contracts	$800,536	$2,417,037	$527,659	$6,074,175	$1,258,265	$3,281,428	$3,652,646	$3,906,173
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$800,536	$2,417,037	$527,659	$6,074,175	$1,258,265	$3,281,428	$3,652,646	$3,906,173
INVESTMENTS
Cost of investments	$647,316	$2,205,860	$437,388	$4,630,071	$1,432,254	$2,758,904	$3,204,989	$3,877,246
Unrealized appreciation (depreciation) on investments	$153,220	$ 211,177	$ 90,271	$1,444,104	$ (173,989)	$ 522,524	$ 447,657	$ 28,927
Number of shares in underlying mutual funds	57,100	146,045	47,580	554,719	54,003	64,266	68,762	86,267
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	4,242	–	59,916	–	–	–	–
M&E Rate .0125	34,957	118,393	37,536	275,360	42,618	53,144	58,663	81,959
M&E Rate .0145	–	365	–	10	–	–	–	–
M&E Rate .0155	–	378	–	1,156	–	–	–	–
M&E Rate .0165	–	7	–	1,217	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	34,957	123,385	37,536	337,659	42,618	53,144	58,663	81,959
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ 19.77	$ –	$ 18.29	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 22.90	$ 19.58	$ 14.06	$ 17.93	$ 29.52	$ 61.75	$ 62.26	$ 47.66
M&E Rate .0145	$ –	$ 19.75	$ –	$ 17.46	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ 19.46	$ –	$ 17.59	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ 19.42	$ –	$ 17.53	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
ASSETS
Investments at market value	$15,930,481	$1,825,937	$18,042,200	$32,975,937	$1,521,916	$12,963,991	$4,551,633	$3,358,635
TOTAL ASSETS	$15,930,481	$1,825,937	$18,042,200	$32,975,937	$1,521,916	$12,963,991	$4,551,633	$3,358,635
NET ASSETS
Active Contracts	$15,930,481	$1,825,937	$18,042,200	$32,975,937	$1,521,916	$12,963,991	$4,551,633	$3,358,635
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$15,930,481	$1,825,937	$18,042,200	$32,975,937	$1,521,916	$12,963,991	$4,551,633	$3,358,635
INVESTMENTS
Cost of investments	$13,998,352	$1,596,658	$18,042,200	$26,047,674	$1,499,348	$11,908,302	$4,541,659	$2,762,440
Unrealized appreciation (depreciation) on investments	$ 1,932,129	$ 229,279	$ –	$ 6,928,263	$ 22,568	$ 1,055,689	$ 9,974	$ 596,195
Number of shares in underlying mutual funds	442,636	80,402	18,042,199	310,157	168,540	168,780	473,143	253,100
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	2,229,728	–	–	–	–	–
M&E Rate .0125	316,856	65,020	16,118,887	230,692	163,868	97,293	437,688	241,390
M&E Rate .0145	–	–	65,295	–	–	–	–	–
M&E Rate .0155	–	–	197,142	–	–	–	–	–
M&E Rate .0165	–	–	185,705	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	316,856	65,020	18,796,757	230,692	163,868	97,293	437,688	241,390
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ 1.00	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 50.28	$ 28.08	$ 0.96	$ 142.94	$ 9.29	$ 133.25	$ 10.40	$ 13.91
M&E Rate .0145	$ –	$ –	$ 0.93	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ 0.91	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ 0.90	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
ASSETS
Investments at market value	$3,893,970	$3,285,961	$236,018	$4,828,536	$119,555,945	$16,344,101	$5,376,960	$21,859,121
TOTAL ASSETS	$3,893,970	$3,285,961	$236,018	$4,828,536	$119,555,945	$16,344,101	$5,376,960	$21,859,121
NET ASSETS
Active Contracts	$3,893,970	$3,285,961	$236,018	$4,828,536	$119,555,945	$16,344,101	$5,376,960	$21,859,121
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$3,893,970	$3,285,961	$236,018	$4,828,536	$119,555,945	$16,344,101	$5,376,960	$21,859,121
INVESTMENTS
Cost of investments	$3,179,327	$3,244,493	$277,210	$5,683,106	$ 80,689,215	$13,854,736	$4,865,924	$15,876,356
Unrealized appreciation (depreciation) on investments	$ 714,643	$ 41,468	$ (41,192)	$ (854,570)	$ 38,866,730	$ 2,489,365	$ 511,036	$ 5,982,765
Number of shares in underlying mutual funds	63,019	256,115	17,078	358,732	271,823	994,167	131,145	157,600
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	50,198	–	–	–	–
M&E Rate .0125	51,280	224,913	15,327	193,171	264,660	913,110	122,132	156,781
M&E Rate .0145	–	–	–	1,079	–	–	–	–
M&E Rate .0155	–	–	–	3,485	–	–	–	–
M&E Rate .0165	–	–	–	3,104	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	51,280	224,913	15,327	251,037	264,660	913,110	122,132	156,781
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ –	$ 19.82	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 75.93	$ 14.61	$ 15.40	$ 19.12	$ 451.73	$ 17.90	$ 44.03	$ 139.43
M&E Rate .0145	$ –	$ –	$ –	$ 18.65	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ –	$ 18.41	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ –	$ 18.23	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
ASSETS
Investments at market value	$2,103,919	$13,074,771	$14,915,978	$10,268,503	$8,078,017	$19,923,736	$11,707,330	$22,995,121
TOTAL ASSETS	$2,103,919	$13,074,771	$14,915,978	$10,268,503	$8,078,017	$19,923,736	$11,707,330	$22,995,121
NET ASSETS
Active Contracts	$2,103,919	$13,074,771	$14,915,978	$10,268,503	$8,078,017	$19,923,736	$11,707,330	$22,995,121
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$2,103,919	$13,074,771	$14,915,978	$10,268,503	$8,078,017	$19,923,736	$11,707,330	$22,995,121
INVESTMENTS
Cost of investments	$2,103,919	$12,811,641	$15,896,917	$ 7,579,589	$6,843,306	$14,737,820	$12,499,504	$23,178,064
Unrealized appreciation (depreciation) on investments	$ –	$ 263,130	$ (980,939)	$ 2,688,914	$1,234,711	$ 5,185,916	$ (792,174)	$ (182,943)
Number of shares in underlying mutual funds	2,103,919	2,197,441	552,648	62,510	263,557	183,849	377,412	1,130,537
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	2,122,978	1,838,352	309,052	55,064	176,997	182,116	281,847	910,577
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	2,122,978	1,838,352	309,052	55,064	176,997	182,116	281,847	910,577
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 0.99	$ 7.11	$ 48.26	$ 186.48	$ 45.64	$ 109.40	$ 41.54	$ 25.25
M&E Rate .0145	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
ASSETS
Investments at market value	$33,731,642	$31,834,821	$28,889,485	$22,981,145	$23,616,909	$1,515,223	$1,682,396	$12,301,279
TOTAL ASSETS	$33,731,642	$31,834,821	$28,889,485	$22,981,145	$23,616,909	$1,515,223	$1,682,396	$12,301,279
NET ASSETS
Active Contracts	$33,731,642	$31,834,821	$28,889,485	$22,981,145	$23,616,909	$1,515,223	$1,682,396	$12,301,279
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$33,731,642	$31,834,821	$28,889,485	$22,981,145	$23,616,909	$1,515,223	$1,682,396	$12,301,279
INVESTMENTS
Cost of investments	$33,598,284	$31,312,967	$28,618,668	$21,005,410	$21,192,671	$1,572,161	$1,620,329	$12,424,893
Unrealized appreciation (depreciation) on investments	$ 133,358	$ 521,854	$ 270,817	$ 1,975,735	$ 2,424,238	$ (56,938)	$ 62,067	$ (123,614)
Number of shares in underlying mutual funds	877,971	1,335,353	687,354	809,766	503,559	29,016	35,021	850,711
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	719,138	1,076,013	552,700	682,817	434,793	26,422	33,215	732,980
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	719,138	1,076,013	552,700	682,817	434,793	26,422	33,215	732,980
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 46.91	$ 29.59	$ 52.27	$ 33.66	$ 54.32	$ 57.35	$ 50.65	$ 16.78
M&E Rate .0145	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
ASSETS
Investments at market value	$20,744,560	$10,785,809	$3,993,929	$1,943,342	$4,111,431	$1,456,453	$1,141,459	$1,218,123
TOTAL ASSETS	$20,744,560	$10,785,809	$3,993,929	$1,943,342	$4,111,431	$1,456,453	$1,141,459	$1,218,123
NET ASSETS
Active Contracts	$20,744,560	$10,785,809	$3,993,929	$1,943,342	$4,111,431	$1,456,453	$1,141,459	$1,218,123
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$20,744,560	$10,785,809	$3,993,929	$1,943,342	$4,111,431	$1,456,453	$1,141,459	$1,218,123
INVESTMENTS
Cost of investments	$20,783,478	$ 8,064,499	$4,088,237	$1,492,876	$3,275,788	$1,103,729	$1,154,869	$ 910,540
Unrealized appreciation (depreciation) on investments	$ (38,918)	$ 2,721,310	$ (94,308)	$ 450,466	$ 835,643	$ 352,724	$ (13,410)	$ 307,583
Number of shares in underlying mutual funds	1,853,848	164,744	187,508	48,951	139,465	87,950	105,887	45,967
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	12,729	–	–	–	–	–
M&E Rate .0125	1,747,196	145,648	171,276	42,317	105,356	72,205	105,223	31,343
M&E Rate .0145	–	–	5	–	–	–	–	–
M&E Rate .0155	–	–	6	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	1,747,196	145,648	184,016	42,317	105,356	72,205	105,223	31,343
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ 21.88	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 11.87	$ 74.05	$ 21.69	$ 45.92	$ 39.02	$ 20.17	$ 10.85	$ 38.86
M&E Rate .0145	$ –	$ –	$ 22.09	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ 19.82	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ 22.04	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$3,497,244	$538,477,637
TOTAL ASSETS	$3,497,244	$538,477,637
NET ASSETS
Active Contracts	$3,497,244	$536,727,796
Payout Contracts	$ –	$ 1,749,841
TOTAL NET ASSETS	$3,497,244	$538,477,637
INVESTMENTS
Cost of investments	$3,535,939	$460,060,458
Unrealized appreciation (depreciation) on investments	$ (38,695)	$ 78,417,179
Number of shares in underlying mutual funds	286,190	23,371,421
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	6,483
M&E Rate .0029	–	104,238
M&E Rate .0039	–	26,927
M&E Rate .0095	–	330,056
M&E Rate .0125	272,235	12,341,916
M&E Rate .0145	–	79,161
M&E Rate .0155	–	16,845
M&E Rate .0165	–	42,489
Retired Payout	–	–
Total Units	272,235	12,948,115
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ 54.36
M&E Rate .0029	$ –	$ 32.49
M&E Rate .0039	$ –	$ 32.25
M&E Rate .0095	$ –	$ 44.52
M&E Rate .0125	$ 12.85	$ 41.79
M&E Rate .0145	$ –	$ 37.15
M&E Rate .0155	$ –	$ 36.59
M&E Rate .0165	$ –	$ 36.03
Retired Payout	$ –	$ 23.04
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
INVESTMENT INCOME
Dividend income distribution	$ –	$ –	$ 47,637	$ 389,170	$ 33,736	$ 35,744	$ 139,788	$ 10,014
Investment Income	–	–	47,637	389,170	33,736	35,744	139,788	10,014
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	118,197	4,274,458	–	–	7,355,441	–	–	24,850
Net realized gain (loss) on investments	9,668	2,855,149	86,466	674,961	2,475,123	13,442	134,326	19,006
Net change in unrealized appreciation (depreciation) on investments	(114,111)	(10,063,346)	466,726	6,156,240	1,279,303	(25,439)	915,925	(32,811)
Net gain (loss) on investments	13,754	(2,933,739)	553,192	6,831,201	11,109,867	(11,997)	1,050,251	11,045
EXPENSES
Mortality and expense risk charge (Note 3)	(4,308)	(711,170)	(31,643)	(357,478)	(692,675)	(13,702)	(121,803)	(9,505)
Total Expenses	(4,308)	(711,170)	(31,643)	(357,478)	(692,675)	(13,702)	(121,803)	(9,505)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,446	$ (3,644,909)	$569,186	$6,862,893	$10,450,928	$ 10,045	$1,068,236	$ 11,554
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
INVESTMENT INCOME
Dividend income distribution	$ 129,782	$ 31,234	$ 67,854	$ 70,586	$ 1,209,673	$ 2,563,605	$ 73,083	$ –
Investment Income	129,782	31,234	67,854	70,586	1,209,673	2,563,605	73,083	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	657,782	127,048	4,946	4,921	2,477,058	8,705,173	188,609	414,026
Net realized gain (loss) on investments	710,926	(72,170)	9,671	22,217	4,518,091	6,392,763	37,823	187,725
Net change in unrealized appreciation (depreciation) on investments	(607,962)	(79,378)	(6,160)	(15,231)	32,041,113	47,316,598	408,248	(326,308)
Net gain (loss) on investments	760,746	(24,500)	8,457	11,907	39,036,262	62,414,534	634,680	275,443
EXPENSES
Mortality and expense risk charge (Note 3)	(244,481)	(18,842)	(18,814)	(19,959)	(2,210,627)	(3,809,440)	(64,712)	(38,501)
Total Expenses	(244,481)	(18,842)	(18,814)	(19,959)	(2,210,627)	(3,809,440)	(64,712)	(38,501)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 646,047	$ (12,108)	$ 57,497	$ 62,534	$38,035,308	$61,168,699	$643,051	$ 236,942
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ 7,456	$ 25,699	$ 9,450	$ 24,837	$ 129,949	$ 15,121	$ 17,637	$ 238,284
Investment Income	7,456	25,699	9,450	24,837	129,949	15,121	17,637	238,284
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	37,447	107,575	20,404	72,503	515,479	37,716	56,800	1,102,197
Net realized gain (loss) on investments	5,164	69,228	7,163	99,376	473,782	29,916	62,203	842,576
Net change in unrealized appreciation (depreciation) on investments	91,417	(22,308)	(2,930)	11,816	331,087	26,802	74,101	1,843,172
Net gain (loss) on investments	134,028	154,495	24,637	183,695	1,320,348	94,434	193,104	3,787,945
EXPENSES
Mortality and expense risk charge (Note 3)	(5,851)	(31,020)	(4,859)	(26,455)	(177,849)	(13,209)	(19,168)	(358,729)
Total Expenses	(5,851)	(31,020)	(4,859)	(26,455)	(177,849)	(13,209)	(19,168)	(358,729)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$135,633	$149,174	$29,228	$182,077	$1,272,448	$ 96,346	$191,573	$3,667,500
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ 4,327	$ 5,543	$ 146,752	$ 3,212	$ 11	$ 3,755	$ 347	$ 503
Investment Income	4,327	5,543	146,752	3,212	11	3,755	347	503
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	17,525	20,871	778,031	9,388	30	10,744	996	1,940
Net realized gain (loss) on investments	9,627	3,209	419,186	3,047	4	5,496	43	269
Net change in unrealized appreciation (depreciation) on investments	36,731	58,423	1,886,751	17,570	99	882	(182)	3,947
Net gain (loss) on investments	63,883	82,503	3,083,968	30,005	133	17,122	857	6,156
EXPENSES
Mortality and expense risk charge (Note 3)	(5,309)	(6,826)	(251,583)	(2,897)	(13)	(1,964)	(127)	(542)
Total Expenses	(5,309)	(6,826)	(251,583)	(2,897)	(13)	(1,964)	(127)	(542)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,901	$81,220	$2,979,137	$30,320	$131	$18,913	$1,077	$6,117
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
INVESTMENT INCOME
Dividend income distribution	$ 31,376	$ 43,709	$ 127,017	$ 499,183	$ 435,549	$ 260,305	$ 7,012,867	$ 6,876
Investment Income	31,376	43,709	127,017	499,183	435,549	260,305	7,012,867	6,876
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	36,007	11,479	215,723	861,658	653,300	769,208	5,014,760	7,855
Net realized gain (loss) on investments	28,442	38,558	214,310	438,011	920,268	521,725	23,939,687	9
Net change in unrealized appreciation (depreciation) on investments	(41,021)	80,324	655,726	4,186,630	4,534,228	3,439,352	132,027,682	(16,400)
Net gain (loss) on investments	23,428	130,361	1,085,759	5,486,299	6,107,796	4,730,285	160,982,129	(8,536)
EXPENSES
Mortality and expense risk charge (Note 3)	(21,778)	(57,583)	(157,852)	(637,571)	(595,145)	(382,185)	(8,369,719)	(1,725)
Total Expenses	(21,778)	(57,583)	(157,852)	(637,571)	(595,145)	(382,185)	(8,369,719)	(1,725)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 33,026	$116,487	$1,054,924	$5,347,911	$5,948,200	$4,608,405	$159,625,277	$ (3,385)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ 761,505	$ 260,162	$ 227,285	$ 11	$ 1,125	$ 388,313	$ 12,927	$ –
Investment Income	761,505	260,162	227,285	11	1,125	388,313	12,927	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,157,427	5,997,223	147,107	–	29,700	2,314,200	620,232	2,976,709
Net realized gain (loss) on investments	193,990	2,109,727	(54,435)	–	8,849	2,759,480	270,013	848,339
Net change in unrealized appreciation (depreciation) on investments	(2,473,647)	5,667,748	7,446,774	–	19,847	8,196,548	228,463	(4,102,746)
Net gain (loss) on investments	(1,122,230)	13,774,698	7,539,446	–	58,396	13,270,228	1,118,708	(277,698)
EXPENSES
Mortality and expense risk charge (Note 3)	(507,751)	(978,080)	(289,696)	(2,349)	(4,908)	(657,204)	(51,046)	(156,614)
Total Expenses	(507,751)	(978,080)	(289,696)	(2,349)	(4,908)	(657,204)	(51,046)	(156,614)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (868,476)	$13,056,780	$7,477,035	$(2,338)	$54,613	$13,001,337	$1,080,589	$ (434,312)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$ 6,680	$ 8,887	$ 4,060	$ 39,736	$ –	$ 7,075	$ –	$ 26,030
Investment Income	6,680	8,887	4,060	39,736	–	7,075	–	26,030
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	94,521	3,440	38,172	122,473	189,225	389,593	268,978
Net realized gain (loss) on investments	2,180	43,333	12,099	77,041	14,623	25,167	144,845	24,219
Net change in unrealized appreciation (depreciation) on investments	132,624	23,297	80,217	1,264,498	(193,681)	278,456	(84,225)	(756,754)
Net gain (loss) on investments	134,804	161,151	95,756	1,379,711	(56,585)	492,848	450,213	(463,557)
EXPENSES
Mortality and expense risk charge (Note 3)	(8,141)	(25,952)	(5,300)	(65,547)	(6,548)	(31,010)	(37,433)	(47,669)
Total Expenses	(8,141)	(25,952)	(5,300)	(65,547)	(6,548)	(31,010)	(37,433)	(47,669)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,343	$144,086	$94,516	$1,353,900	$ (63,133)	$468,913	$412,780	$(485,196)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$ 234,042	$ 27,828	$ 1,740	$ –	$ 19,137	$ –	$ 67,080	$ 61,501
Investment Income	234,042	27,828	1,740	–	19,137	–	67,080	61,501
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,026,076	102,329	–	2,772,480	8,355	1,871,241	46,658	–
Net realized gain (loss) on investments	56,044	15,493	–	404,992	1,119	403,137	15,221	47,911
Net change in unrealized appreciation (depreciation) on investments	1,450,489	239,189	–	1,501,816	(139,779)	(1,147,610)	(148,950)	225,921
Net gain (loss) on investments	2,532,609	357,011	–	4,679,288	(130,305)	1,126,768	(87,071)	273,832
EXPENSES
Mortality and expense risk charge (Note 3)	(163,319)	(19,355)	(214,067)	(341,771)	(18,587)	(154,524)	(53,879)	(38,158)
Total Expenses	(163,319)	(19,355)	(214,067)	(341,771)	(18,587)	(154,524)	(53,879)	(38,158)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,603,332	$365,484	$(212,327)	$4,337,517	$(129,755)	$ 972,244	$ (73,870)	$297,175
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
INVESTMENT INCOME
Dividend income distribution	$ 12,217	$ 70,935	$ –	$ –	$ 1,385,648	$ 480,656	$ 127,337	$ 226,021
Investment Income	12,217	70,935	–	–	1,385,648	480,656	127,337	226,021
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	238,530	40,251	–	–	–	–	–	–
Net realized gain (loss) on investments	53,560	2,812	(4,437)	(106,844)	1,730,504	120,740	25,221	385,193
Net change in unrealized appreciation (depreciation) on investments	358,083	(50,592)	(6,463)	(136,932)	21,533,625	924,845	(153,237)	1,368,973
Net gain (loss) on investments	650,173	(7,529)	(10,900)	(243,776)	23,264,129	1,045,585	(128,016)	1,754,166
EXPENSES
Mortality and expense risk charge (Note 3)	(39,947)	(33,156)	(2,893)	(56,855)	(1,234,966)	(185,984)	(61,939)	(245,883)
Total Expenses	(39,947)	(33,156)	(2,893)	(56,855)	(1,234,966)	(185,984)	(61,939)	(245,883)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$622,443	$ 30,250	$(13,793)	$(300,631)	$23,414,811	$1,340,257	$ (62,618)	$1,734,304
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
INVESTMENT INCOME
Dividend income distribution	$ 197	$ 477,831	$ 1,846	$ 253,069	$ 95,217	$ 229,486	$ 249,115	$ 427,133
Investment Income	197	477,831	1,846	253,069	95,217	229,486	249,115	427,133
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	3,738,820	–	482,536	–	1,668,580	2,788,213
Net realized gain (loss) on investments	–	27,292	226,446	119,173	(658)	370,371	232,413	305,149
Net change in unrealized appreciation (depreciation) on investments	–	(82,788)	(2,818,408)	2,483,534	1,052,424	1,993,934	(1,324,953)	(1,763,996)
Net gain (loss) on investments	–	(55,496)	1,146,858	2,602,707	1,534,302	2,364,305	576,040	1,329,366
EXPENSES
Mortality and expense risk charge (Note 3)	(24,048)	(142,197)	(165,011)	(105,963)	(89,407)	(218,546)	(132,214)	(245,038)
Total Expenses	(24,048)	(142,197)	(165,011)	(105,963)	(89,407)	(218,546)	(132,214)	(245,038)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,851)	$ 280,138	$ 983,693	$2,749,813	$1,540,112	$2,375,245	$ 692,941	$ 1,511,461
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
INVESTMENT INCOME
Dividend income distribution	$ 614,050	$ 624,214	$ 571,086	$ 441,320	$ 457,725	$ 28,839	$ 30,592	$ 278,260
Investment Income	614,050	624,214	571,086	441,320	457,725	28,839	30,592	278,260
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	4,425,241	4,571,499	4,376,695	2,623,865	2,227,548	108,679	58,388	691,431
Net realized gain (loss) on investments	420,752	552,367	195,613	192,784	159,232	33,486	7,589	155,819
Net change in unrealized appreciation (depreciation) on investments	(2,675,888)	(2,570,011)	(2,245,567)	(519,686)	(35,057)	(71,462)	34,686	(595,422)
Net gain (loss) on investments	2,170,105	2,553,855	2,326,741	2,296,963	2,351,723	70,703	100,663	251,828
EXPENSES
Mortality and expense risk charge (Note 3)	(345,252)	(341,952)	(280,507)	(239,909)	(244,095)	(10,089)	(12,774)	(129,097)
Total Expenses	(345,252)	(341,952)	(280,507)	(239,909)	(244,095)	(10,089)	(12,774)	(129,097)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,438,903	$ 2,836,117	$ 2,617,320	$2,498,374	$2,565,353	$ 89,453	$118,481	$ 400,991
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ 348,039	$ 94,183	$ 54,880	$ 5,054	$ 33,767	$ 24,775	$ 10,087	$ 4,620
Investment Income	348,039	94,183	54,880	5,054	33,767	24,775	10,087	4,620
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	41,906	281,388	40,906	127,076	201,519	32,783	2,477	59,110
Net realized gain (loss) on investments	198,509	205,083	(9,253)	100,622	38,943	28,971	(1,013)	30,418
Net change in unrealized appreciation (depreciation) on investments	(836,869)	1,509,567	(138,208)	(262,332)	431,030	332,522	(17,616)	68,772
Net gain (loss) on investments	(596,454)	1,996,038	(106,555)	(34,634)	671,492	394,276	(16,152)	158,300
EXPENSES
Mortality and expense risk charge (Note 3)	(232,716)	(104,986)	(41,781)	(24,127)	(41,864)	(15,522)	(9,160)	(15,219)
Total Expenses	(232,716)	(104,986)	(41,781)	(24,127)	(41,864)	(15,522)	(9,160)	(15,219)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(481,131)	$1,985,235	$ (93,456)	$ (53,707)	$663,395	$403,529	$(15,225)	$147,701
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$ 57,058	$ 6,117,043
Investment Income	57,058	6,117,043
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	22,880	29,767,841
Net realized gain (loss) on investments	36,519	5,945,978
Net change in unrealized appreciation (depreciation) on investments	(156,353)	17,748,050
Net gain (loss) on investments	(96,954)	53,461,869
EXPENSES
Mortality and expense risk charge (Note 3)	(38,278)	(6,612,700)
Total Expenses	(38,278)	(6,612,700)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (78,174)	$52,966,212
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
OPERATIONS
Investment Income	$ –	$ –	$ 47,637	$ 389,170	$ 33,736	$ 35,744	$ 139,788	$ 10,014
Capital gain distribution	118,197	4,274,458	–	–	7,355,441	–	–	24,850
Net realized gain (loss) on investments	9,668	2,855,149	86,466	674,961	2,475,123	13,442	134,326	19,006
Net change in unrealized appreciation (depreciation) on investments	(114,111)	(10,063,346)	466,726	6,156,240	1,279,303	(25,439)	915,925	(32,811)
Mortality and expense risk charge (Note 3)	(4,308)	(711,170)	(31,643)	(357,478)	(692,675)	(13,702)	(121,803)	(9,505)
Net increase (decrease) in net assets resulting from operations	9,446	(3,644,909)	569,186	6,862,893	10,450,928	10,045	1,068,236	11,554
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	10,770	1,519,765	1,000,996	1,516,065	3,154,786	1,092,180	483,173	413,800
Net transfer from (to) fixed accumulation account	17,131	(1,963,392)	64,813	(270,018)	58,164	175,703	53,186	34,908
Transfer between funds	(3,380)	(984,614)	(16,107)	340,333	1,320,766	93,886	542,814	9,837
Payments to contract owners	(12,664)	(3,100,002)	(231,206)	(1,788,238)	(3,240,450)	(38,151)	(506,517)	(38,295)
Annual maintenance charge (Note 3)	(177)	(8,555)	(663)	(5,740)	(30,386)	(495)	(2,761)	(229)
Surrender charges (Note 3)	–	(5,817)	–	(7,775)	(12,559)	–	(421)	–
Mortality guarantee adjustment	–	2,824	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	11,680	(4,539,791)	817,833	(215,373)	1,250,321	1,323,123	569,474	420,021
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,126	(8,184,700)	1,387,019	6,647,520	11,701,249	1,333,168	1,637,710	431,575
Net Assets:
Beginning of period	311,986	61,988,007	1,793,326	26,364,310	51,279,575	413,236	9,292,038	505,918
End of period	$ 333,112	$ 53,803,307	$3,180,345	$33,011,830	$62,980,824	$1,746,404	$10,929,748	$937,493
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$ 129,782	$ 31,234	$ 67,854	$ 70,586	$ 1,209,673	$ 2,563,605	$ 73,083	$ –
Capital gain distribution	657,782	127,048	4,946	4,921	2,477,058	8,705,173	188,609	414,026
Net realized gain (loss) on investments	710,926	(72,170)	9,671	22,217	4,518,091	6,392,763	37,823	187,725
Net change in unrealized appreciation (depreciation) on investments	(607,962)	(79,378)	(6,160)	(15,231)	32,041,113	47,316,598	408,248	(326,308)
Mortality and expense risk charge (Note 3)	(244,481)	(18,842)	(18,814)	(19,959)	(2,210,627)	(3,809,440)	(64,712)	(38,501)
Net increase (decrease) in net assets resulting from operations	646,047	(12,108)	57,497	62,534	38,035,308	61,168,699	643,051	236,942
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,067,201	1,649,104	466,145	112,046	5,131,735	8,646,813	2,060,499	154,001
Net transfer from (to) fixed accumulation account	(265,650)	(446,637)	35,331	143,939	(6,176,569)	(7,935,502)	701,251	414,505
Transfer between funds	200,797	246,893	62,444	129,512	(4,280,171)	(5,607,793)	661,847	1,003,346
Payments to contract owners	(991,978)	(146,577)	(139,127)	(198,596)	(9,410,114)	(15,970,466)	(230,026)	(133,313)
Annual maintenance charge (Note 3)	(3,035)	(603)	(447)	(175)	(23,019)	(37,860)	(2,087)	(125)
Surrender charges (Note 3)	(5,131)	–	–	(168)	(7,084)	(11,932)	–	–
Mortality guarantee adjustment	–	–	–	–	3,717	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,204	1,302,180	424,346	186,558	(14,761,505)	(20,916,740)	3,191,484	1,438,414
TOTAL INCREASE (DECREASE) IN NET ASSETS	648,251	1,290,072	481,843	249,092	23,273,803	40,251,959	3,834,535	1,675,356
Net Assets:
Beginning of period	19,143,995	850,591	1,259,033	1,474,923	158,004,160	277,368,644	3,021,364	1,936,254
End of period	$19,792,246	$2,140,663	$1,740,876	$1,724,015	$181,277,963	$317,620,603	$6,855,899	$3,611,610
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 7,456	$ 25,699	$ 9,450	$ 24,837	$ 129,949	$ 15,121	$ 17,637	$ 238,284
Capital gain distribution	37,447	107,575	20,404	72,503	515,479	37,716	56,800	1,102,197
Net realized gain (loss) on investments	5,164	69,228	7,163	99,376	473,782	29,916	62,203	842,576
Net change in unrealized appreciation (depreciation) on investments	91,417	(22,308)	(2,930)	11,816	331,087	26,802	74,101	1,843,172
Mortality and expense risk charge (Note 3)	(5,851)	(31,020)	(4,859)	(26,455)	(177,849)	(13,209)	(19,168)	(358,729)
Net increase (decrease) in net assets resulting from operations	135,633	149,174	29,228	182,077	1,272,448	96,346	191,573	3,667,500
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	137,143	215,917	221,187	869,810	1,270,337	806,042	317,370	2,533,775
Net transfer from (to) fixed accumulation account	(48,167)	121,733	417,573	(348,284)	101,539	(41,405)	46,752	307,878
Transfer between funds	(26,530)	660,152	–	(86,100)	552,400	534	(172,546)	1,314,870
Payments to contract owners	(13,261)	(310,973)	(40,357)	(54,839)	(1,017,873)	(31,557)	(44,048)	(1,734,430)
Annual maintenance charge (Note 3)	(133)	(775)	(217)	(712)	(6,725)	(365)	(671)	(14,975)
Surrender charges (Note 3)	–	(85)	–	–	(2,243)	–	–	(10,557)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	49,052	685,969	598,186	379,875	897,435	733,249	146,857	2,396,561
TOTAL INCREASE (DECREASE) IN NET ASSETS	184,685	835,143	627,414	561,952	2,169,883	829,595	338,430	6,064,061
Net Assets:
Beginning of period	373,547	2,130,292	246,816	1,824,974	13,486,029	624,346	1,484,346	25,038,822
End of period	$558,232	$2,965,435	$874,230	$2,386,926	$15,655,912	$1,453,941	$1,822,776	$31,102,883
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 4,327	$ 5,543	$ 146,752	$ 3,212	$ 11	$ 3,755	$ 347	$ 503
Capital gain distribution	17,525	20,871	778,031	9,388	30	10,744	996	1,940
Net realized gain (loss) on investments	9,627	3,209	419,186	3,047	4	5,496	43	269
Net change in unrealized appreciation (depreciation) on investments	36,731	58,423	1,886,751	17,570	99	882	(182)	3,947
Mortality and expense risk charge (Note 3)	(5,309)	(6,826)	(251,583)	(2,897)	(13)	(1,964)	(127)	(542)
Net increase (decrease) in net assets resulting from operations	62,901	81,220	2,979,137	30,320	131	18,913	1,077	6,117
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	137,245	68,211	1,797,915	173,755	–	18,722	26,750	893
Net transfer from (to) fixed accumulation account	(5,262)	(7,896)	35,298	(47)	–	37,289	54	3,213
Transfer between funds	–	–	(232,244)	(3,428)	–	269,011	–	1,690
Payments to contract owners	(25,568)	(207)	(586,348)	(7,903)	–	–	–	–
Annual maintenance charge (Note 3)	(284)	(264)	(21,533)	(407)	–	(100)	–	–
Surrender charges (Note 3)	–	–	(14,571)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	106,131	59,844	978,517	161,970	–	324,922	26,804	5,796
TOTAL INCREASE (DECREASE) IN NET ASSETS	169,032	141,064	3,957,654	192,290	131	343,835	27,881	11,913
Net Assets:
Beginning of period	322,382	484,345	18,173,411	172,510	814	30,417	164	37,292
End of period	$491,414	$625,409	$22,131,065	$364,800	$945	$374,252	$28,045	$49,205
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$ 31,376	$ 43,709	$ 127,017	$ 499,183	$ 435,549	$ 260,305	$ 7,012,867	$ 6,876
Capital gain distribution	36,007	11,479	215,723	861,658	653,300	769,208	5,014,760	7,855
Net realized gain (loss) on investments	28,442	38,558	214,310	438,011	920,268	521,725	23,939,687	9
Net change in unrealized appreciation (depreciation) on investments	(41,021)	80,324	655,726	4,186,630	4,534,228	3,439,352	132,027,682	(16,400)
Mortality and expense risk charge (Note 3)	(21,778)	(57,583)	(157,852)	(637,571)	(595,145)	(382,185)	(8,369,719)	(1,725)
Net increase (decrease) in net assets resulting from operations	33,026	116,487	1,054,924	5,347,911	5,948,200	4,608,405	159,625,277	(3,385)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,743,365	162,646	716,546	3,199,725	2,858,439	2,287,351	19,170,458	282,079
Net transfer from (to) fixed accumulation account	439,193	(69,739)	(255,920)	(1,097,670)	(25,468)	611,783	(16,034,588)	182,927
Transfer between funds	592,687	108,247	(113,606)	(783,666)	(1,039,272)	(360,712)	(4,242,232)	22,500
Payments to contract owners	(223,654)	(236,925)	(581,497)	(3,054,881)	(2,975,024)	(1,721,001)	(38,061,113)	(1,029)
Annual maintenance charge (Note 3)	(382)	(1,825)	(9,059)	(34,535)	(30,300)	(22,718)	(211,708)	(6)
Surrender charges (Note 3)	–	(210)	(2,571)	(19,058)	(20,177)	(21,300)	(38,529)	–
Mortality guarantee adjustment	–	–	–	–	–	–	3,154	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,551,209	(37,806)	(246,107)	(1,790,085)	(1,231,802)	773,403	(39,414,558)	486,471
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,584,235	78,681	808,817	3,557,826	4,716,398	5,381,808	120,210,719	483,086
Net Assets:
Beginning of period	556,886	4,852,409	12,627,430	50,171,395	45,539,576	27,801,052	616,441,258	–
End of period	$3,141,121	$4,931,090	$13,436,247	$53,729,221	$50,255,974	$33,182,860	$736,651,977	$483,086
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
OPERATIONS
Investment Income	$ 761,505	$ 260,162	$ 227,285	$ 11	$ 1,125	$ 388,313	$ 12,927	$ –
Capital gain distribution	1,157,427	5,997,223	147,107	–	29,700	2,314,200	620,232	2,976,709
Net realized gain (loss) on investments	193,990	2,109,727	(54,435)	–	8,849	2,759,480	270,013	848,339
Net change in unrealized appreciation (depreciation) on investments	(2,473,647)	5,667,748	7,446,774	–	19,847	8,196,548	228,463	(4,102,746)
Mortality and expense risk charge (Note 3)	(507,751)	(978,080)	(289,696)	(2,349)	(4,908)	(657,204)	(51,046)	(156,614)
Net increase (decrease) in net assets resulting from operations	(868,476)	13,056,780	7,477,035	(2,338)	54,613	13,001,337	1,080,589	(434,312)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,046,132	2,991,317	1,254,765	193,447	136,662	1,319,562	255,901	498,663
Net transfer from (to) fixed accumulation account	(528,116)	(1,836,441)	(359,845)	(428)	(1,355)	(640,939)	(331,005)	(344,029)
Transfer between funds	3,409,793	(721,073)	37,904	(59,840)	(2,334)	1,170,705	143,695	(442,190)
Payments to contract owners	(3,837,984)	(4,513,689)	(1,183,509)	(75,336)	(29,516)	(2,886,746)	(415,899)	(696,699)
Annual maintenance charge (Note 3)	(7,434)	(6,603)	(2,215)	(52)	(131)	(11,104)	(975)	(3,484)
Surrender charges (Note 3)	(5,616)	(6,210)	(5,127)	–	–	(5,321)	(2,599)	(3,453)
Mortality guarantee adjustment	631	1,015	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,077,406	(4,091,684)	(258,027)	57,791	103,326	(1,053,843)	(350,882)	(991,192)
TOTAL INCREASE (DECREASE) IN NET ASSETS	208,930	8,965,096	7,219,008	55,453	157,939	11,947,494	729,707	(1,425,504)
Net Assets:
Beginning of period	41,475,876	74,884,687	20,028,484	149,531	315,112	47,109,953	3,485,127	13,299,232
End of period	$41,684,806	$83,849,783	$27,247,492	$204,984	$473,051	$59,057,447	$4,214,834	$11,873,728
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 6,680	$ 8,887	$ 4,060	$ 39,736	$ –	$ 7,075	$ –	$ 26,030
Capital gain distribution	–	94,521	3,440	38,172	122,473	189,225	389,593	268,978
Net realized gain (loss) on investments	2,180	43,333	12,099	77,041	14,623	25,167	144,845	24,219
Net change in unrealized appreciation (depreciation) on investments	132,624	23,297	80,217	1,264,498	(193,681)	278,456	(84,225)	(756,754)
Mortality and expense risk charge (Note 3)	(8,141)	(25,952)	(5,300)	(65,547)	(6,548)	(31,010)	(37,433)	(47,669)
Net increase (decrease) in net assets resulting from operations	133,343	144,086	94,516	1,353,900	(63,133)	468,913	412,780	(485,196)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	294,078	143,217	245,181	274,363	786,280	1,183,246	1,082,259	703,837
Net transfer from (to) fixed accumulation account	22,507	108,321	(11,258)	(135,893)	200,723	134,243	164,477	104,241
Transfer between funds	(25,842)	643,678	(1,437)	80,249	246,173	59,411	9,797	274,160
Payments to contract owners	(39,108)	(114,132)	(59,021)	(302,229)	(52,606)	(130,291)	(306,544)	(167,012)
Annual maintenance charge (Note 3)	(142)	–	(89)	(568)	(163)	(2,362)	(1,150)	(3,938)
Surrender charges (Note 3)	–	(490)	–	(3,181)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	251,493	780,594	173,376	-87,259	1,180,407	1,244,247	948,839	911,288
TOTAL INCREASE (DECREASE) IN NET ASSETS	384,836	924,680	267,892	1,266,641	1,117,274	1,713,160	1,361,619	426,092
Net Assets:
Beginning of period	415,700	1,492,357	259,767	4,807,534	140,991	1,568,268	2,291,027	3,480,081
End of period	$800,536	$2,417,037	$527,659	$6,074,175	$1,258,265	$3,281,428	$3,652,646	$3,906,173
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 234,042	$ 27,828	$ 1,740	$ –	$ 19,137	$ –	$ 67,080	$ 61,501
Capital gain distribution	1,026,076	102,329	–	2,772,480	8,355	1,871,241	46,658	–
Net realized gain (loss) on investments	56,044	15,493	–	404,992	1,119	403,137	15,221	47,911
Net change in unrealized appreciation (depreciation) on investments	1,450,489	239,189	–	1,501,816	(139,779)	(1,147,610)	(148,950)	225,921
Mortality and expense risk charge (Note 3)	(163,319)	(19,355)	(214,067)	(341,771)	(18,587)	(154,524)	(53,879)	(38,158)
Net increase (decrease) in net assets resulting from operations	2,603,332	365,484	(212,327)	4,337,517	(129,755)	972,244	(73,870)	297,175
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,727,869	331,823	776,185	7,664,189	104,391	2,136,757	557,257	581,746
Net transfer from (to) fixed accumulation account	603,948	(3,123)	(445,291)	1,124,470	15,268	88,258	(10,507)	38,362
Transfer between funds	(16,783)	22,751	1,602,513	322,061	130,165	9,697	376,767	90,296
Payments to contract owners	(1,004,410)	(114,892)	(2,034,365)	(1,409,692)	(74,358)	(607,946)	(195,605)	(356,637)
Annual maintenance charge (Note 3)	(11,873)	(1,622)	(2,552)	(33,809)	(863)	(14,259)	(2,719)	(2,906)
Surrender charges (Note 3)	–	–	(1,533)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	3,298,751	234,937	(105,043)	7,667,219	174,603	1,612,507	725,193	350,861
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,902,083	600,421	(317,370)	12,004,736	44,848	2,584,751	651,323	648,036
Net Assets:
Beginning of period	10,028,398	1,225,516	18,359,570	20,971,201	1,477,068	10,379,240	3,900,310	2,710,599
End of period	$15,930,481	$1,825,937	$18,042,200	$32,975,937	$1,521,916	$12,963,991	$4,551,633	$3,358,635
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$ 12,217	$ 70,935	$ –	$ –	$ 1,385,648	$ 480,656	$ 127,337	$ 226,021
Capital gain distribution	238,530	40,251	–	–	–	–	–	–
Net realized gain (loss) on investments	53,560	2,812	(4,437)	(106,844)	1,730,504	120,740	25,221	385,193
Net change in unrealized appreciation (depreciation) on investments	358,083	(50,592)	(6,463)	(136,932)	21,533,625	924,845	(153,237)	1,368,973
Mortality and expense risk charge (Note 3)	(39,947)	(33,156)	(2,893)	(56,855)	(1,234,966)	(185,984)	(61,939)	(245,883)
Net increase (decrease) in net assets resulting from operations	622,443	30,250	(13,793)	(300,631)	23,414,811	1,340,257	(62,618)	1,734,304
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,030,901	618,074	19,423	329,388	21,213,550	2,792,571	1,185,996	4,571,294
Net transfer from (to) fixed accumulation account	21,926	298,658	956	(44,437)	2,588,273	52,500	58,010	710,496
Transfer between funds	(75,261)	148,830	32,514	442,649	1,193,696	104,886	176,280	190,172
Payments to contract owners	(121,450)	(41,290)	(12,801)	(372,636)	(6,454,675)	(975,824)	(258,473)	(1,321,794)
Annual maintenance charge (Note 3)	(3,742)	(1,818)	(58)	(549)	(99,346)	(11,707)	(4,936)	(18,274)
Surrender charges (Note 3)	–	–	–	(870)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	852,374	1,022,454	40,034	353,545	18,441,498	1,962,426	1,156,877	4,131,894
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,474,817	1,052,704	26,241	52,914	41,856,309	3,302,683	1,094,259	5,866,198
Net Assets:
Beginning of period	2,419,153	2,233,257	209,777	4,775,622	77,699,636	13,041,418	4,282,701	15,992,923
End of period	$3,893,970	$3,285,961	$236,018	$4,828,536	$119,555,945	$16,344,101	$5,376,960	$21,859,121
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$ 197	$ 477,831	$ 1,846	$ 253,069	$ 95,217	$ 229,486	$ 249,115	$ 427,133
Capital gain distribution	–	–	3,738,820	–	482,536	–	1,668,580	2,788,213
Net realized gain (loss) on investments	–	27,292	226,446	119,173	(658)	370,371	232,413	305,149
Net change in unrealized appreciation (depreciation) on investments	–	(82,788)	(2,818,408)	2,483,534	1,052,424	1,993,934	(1,324,953)	(1,763,996)
Mortality and expense risk charge (Note 3)	(24,048)	(142,197)	(165,011)	(105,963)	(89,407)	(218,546)	(132,214)	(245,038)
Net increase (decrease) in net assets resulting from operations	(23,851)	280,138	983,693	2,749,813	1,540,112	2,375,245	692,941	1,511,461
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,093,893	2,430,207	3,091,091	1,569,275	1,721,360	4,201,980	2,829,813	5,991,225
Net transfer from (to) fixed accumulation account	(198,193)	(12,978)	251,952	37,378	41,378	512,014	374,063	588,728
Transfer between funds	(623,583)	1,443,568	342,714	(103,122)	(401,437)	(281,718)	280,397	552,848
Payments to contract owners	(400,824)	(478,114)	(729,547)	(625,634)	(593,109)	(1,164,307)	(1,264,756)	(1,676,681)
Annual maintenance charge (Note 3)	(1,569)	(9,433)	(13,021)	(7,305)	(6,752)	(16,994)	(4,060)	(16,846)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(130,276)	3,373,250	2,943,189	870,592	761,440	3,250,975	2,215,457	5,439,274
TOTAL INCREASE (DECREASE) IN NET ASSETS	(154,127)	3,653,388	3,926,882	3,620,405	2,301,552	5,626,220	2,908,398	6,950,735
Net Assets:
Beginning of period	2,258,046	9,421,383	10,989,096	6,648,098	5,776,465	14,297,516	8,798,932	16,044,386
End of period	$2,103,919	$13,074,771	$14,915,978	$10,268,503	$8,078,017	$19,923,736	$11,707,330	$22,995,121
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$ 614,050	$ 624,214	$ 571,086	$ 441,320	$ 457,725	$ 28,839	$ 30,592	$ 278,260
Capital gain distribution	4,425,241	4,571,499	4,376,695	2,623,865	2,227,548	108,679	58,388	691,431
Net realized gain (loss) on investments	420,752	552,367	195,613	192,784	159,232	33,486	7,589	155,819
Net change in unrealized appreciation (depreciation) on investments	(2,675,888)	(2,570,011)	(2,245,567)	(519,686)	(35,057)	(71,462)	34,686	(595,422)
Mortality and expense risk charge (Note 3)	(345,252)	(341,952)	(280,507)	(239,909)	(244,095)	(10,089)	(12,774)	(129,097)
Net increase (decrease) in net assets resulting from operations	2,438,903	2,836,117	2,617,320	2,498,374	2,565,353	89,453	118,481	400,991
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	10,367,283	8,141,655	9,196,913	5,790,414	7,116,420	1,289,613	1,170,864	3,165,459
Net transfer from (to) fixed accumulation account	663,317	546,111	314,655	65,384	4,441	2,384	4,677	856,172
Transfer between funds	843,936	86,402	360,066	479,202	(137,695)	15,726	63,935	908,902
Payments to contract owners	(1,540,077)	(1,781,467)	(433,164)	(884,668)	(691,971)	(130,838)	(13,423)	(1,221,637)
Annual maintenance charge (Note 3)	(29,377)	(40,319)	(46,025)	(44,790)	(73,207)	(3,550)	(4,306)	(4,020)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	10,305,082	6,952,382	9,392,445	5,405,542	6,217,988	1,173,335	1,221,747	3,704,876
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,743,985	9,788,499	12,009,765	7,903,916	8,783,341	1,262,788	1,340,228	4,105,867
Net Assets:
Beginning of period	20,987,657	22,046,322	16,879,720	15,077,229	14,833,568	252,435	342,168	8,195,412
End of period	$33,731,642	$31,834,821	$28,889,485	$22,981,145	$23,616,909	$1,515,223	$1,682,396	$12,301,279
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
OPERATIONS
Investment Income	$ 348,039	$ 94,183	$ 54,880	$ 5,054	$ 33,767	$ 24,775	$ 10,087	$ 4,620
Capital gain distribution	41,906	281,388	40,906	127,076	201,519	32,783	2,477	59,110
Net realized gain (loss) on investments	198,509	205,083	(9,253)	100,622	38,943	28,971	(1,013)	30,418
Net change in unrealized appreciation (depreciation) on investments	(836,869)	1,509,567	(138,208)	(262,332)	431,030	332,522	(17,616)	68,772
Mortality and expense risk charge (Note 3)	(232,716)	(104,986)	(41,781)	(24,127)	(41,864)	(15,522)	(9,160)	(15,219)
Net increase (decrease) in net assets resulting from operations	(481,131)	1,985,235	(93,456)	(53,707)	663,395	403,529	(15,225)	147,701
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	4,635,084	3,005,067	1,262,767	286,420	884,442	100,200	643,408	46,544
Net transfer from (to) fixed accumulation account	387,264	29,852	84,928	(38,030)	169,207	16,949	(38,875)	(33,348)
Transfer between funds	1,569,489	(117,360)	319,440	(42,464)	(42,639)	(26,924)	158,272	(12,742)
Payments to contract owners	(1,558,198)	(517,472)	(229,851)	(98,218)	(181,673)	(64,054)	(59,804)	(112,119)
Annual maintenance charge (Note 3)	(10,677)	(2,182)	(930)	(535)	(809)	(294)	(200)	(388)
Surrender charges (Note 3)	–	–	(20)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	5,022,962	2,397,905	1,436,334	107,173	828,528	25,877	702,801	(112,053)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,541,831	4,383,140	1,342,878	53,466	1,491,923	429,406	687,576	35,648
Net Assets:
Beginning of period	16,202,729	6,402,669	2,651,051	1,889,876	2,619,508	1,027,047	453,883	1,182,475
End of period	$20,744,560	$10,785,809	$3,993,929	$1,943,342	$4,111,431	$1,456,453	$1,141,459	$1,218,123
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ 57,058	$ 6,117,043
Capital gain distribution	22,880	29,767,841
Net realized gain (loss) on investments	36,519	5,945,978
Net change in unrealized appreciation (depreciation) on investments	(156,353)	17,748,050
Mortality and expense risk charge (Note 3)	(38,278)	(6,612,700)
Net increase (decrease) in net assets resulting from operations	(78,174)	52,966,212
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,470,922	16,179,899
Net transfer from (to) fixed accumulation account	(45,803)	(10,238,739)
Transfer between funds	(36,938)	(5,500,943)
Payments to contract owners	(405,464)	(30,516,987)
Annual maintenance charge (Note 3)	(709)	(199,923)
Surrender charges (Note 3)	–	(8,016)
Mortality guarantee adjustment	–	6,175
Net increase (decrease) in net assets resulting from contract owners; transactions	982,008	(30,278,534)
TOTAL INCREASE (DECREASE) IN NET ASSETS	903,834	22,687,678
Net Assets:
Beginning of period	2,593,410	515,789,959
End of period	$3,497,244	$538,477,637
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
OPERATIONS
Investment Income	$ –	$ 30,450	$ 368,433	$ 82,384	$ 5,087	$ 127,502	$ 943	$ 6,150
Capital gain distribution	33,063	16,936	283,265	958,814	–	332,030	3,955	172,135
Net realized gain (loss) on investments	(17,657)	(23,451)	(153,968)	2,091,870	8,029	154,982	10,790	388,895
Net change in unrealized appreciation (depreciation) on investments	92,319	173,050	1,527,816	14,448,898	57,254	(98,336)	75,684	3,113,135
Mortality and expense risk charge (Note 3)	(3,262)	(17,558)	(272,540)	(472,834)	(1,781)	(99,677)	(4,797)	(189,247)
Net increase (decrease) in net assets resulting from operations	104,463	179,427	1,753,006	17,109,132	68,589	416,501	86,575	3,491,068
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	6,667	545,740	1,572,637	2,135,444	283,541	575,009	123,113	1,058,263
Net transfer from (to) fixed accumulation account	(86,872)	(55,342)	(732,400)	(1,371,570)	45,290	(249,357)	(57,911)	(275,606)
Transfer between funds	(15,277)	(17,030)	600,363	1,364,853	45,113	667,530	(10,363)	(161,692)
Payments to contract owners	(57,064)	(128,466)	(1,402,771)	(2,055,142)	(29,285)	(909,912)	(48,416)	(788,327)
Annual maintenance charge (Note 3)	(165)	(501)	(5,625)	(35,822)	(12)	(4,203)	(180)	(3,244)
Surrender charges (Note 3)	–	–	(9,838)	(18,387)	–	(5,759)	–	(4,913)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(152,711)	344,401	22,366	19,376	344,647	73,308	6,243	(175,519)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,248)	523,828	1,775,372	17,128,508	413,236	489,809	92,818	3,315,549
Net Assets:
Beginning of year	360,234	1,269,498	24,588,938	34,151,067	–	8,802,229	413,100	15,828,446
End of year	$ 311,986	$1,793,326	$26,364,310	$51,279,575	$413,236	$9,292,038	$505,918	$19,143,995
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$ 10,607	$ 55,817	$ 59,476	$ 1,362,368	$ 3,867	$ 2,883,729	$ 37,934	$ –
Capital gain distribution	878	–	–	7,757,519	–	8,462,786	78,278	119,048
Net realized gain (loss) on investments	351	(11,101)	(3,052)	(770,907)	(35,731)	(358,708)	10,208	59,581
Net change in unrealized appreciation (depreciation) on investments	(6,699)	32,289	38,713	6,597,394	(10,698)	20,502,028	198,510	318,658
Mortality and expense risk charge (Note 3)	(2,646)	(13,227)	(14,309)	(1,583,705)	(686)	(2,879,739)	(19,696)	(12,870)
Net increase (decrease) in net assets resulting from operations	2,491	63,778	80,828	13,362,669	(43,248)	28,610,096	305,234	484,417
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	760,100	317,197	82,801	5,396,782	76,145	9,009,847	1,680,051	71,122
Net transfer from (to) fixed accumulation account	1,779	(115,822)	212,501	(4,579,319)	1,476	(8,486,274)	77,326	236,803
Transfer between funds	121,951	33,145	98,039	560,508	(182,726)	(1,001,034)	334,279	781,052
Payments to contract owners	(35,728)	(91,897)	(62,765)	(7,001,818)	–	(12,327,883)	(23,730)	(65,981)
Annual maintenance charge (Note 3)	(2)	(373)	(225)	(10,483)	(5)	(37,364)	(713)	(100)
Surrender charges (Note 3)	–	–	(150)	(10,743)	–	(15,686)	–	(326)
Mortality guarantee adjustment	–	–	–	1,042	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	848,100	142,250	330,201	(5,644,031)	(105,110)	(12,858,394)	2,067,213	1,022,570
TOTAL INCREASE (DECREASE) IN NET ASSETS	850,591	206,028	411,029	7,718,638	(148,358)	15,751,702	2,372,447	1,506,987
Net Assets:
Beginning of year	–	1,053,005	1,063,894	150,285,521	148,358	261,616,942	648,917	429,267
End of year	$850,591	$1,259,033	$1,474,923	$158,004,159	$ –	$277,368,644	$3,021,364	$1,936,254
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 5,171	$ 20,214	$ 2,984	$ 19,807	$ 120,071	$ 6,867	$ 13,133	$ 189,571
Capital gain distribution	–	96,770	23,619	64,284	498,680	19,119	44,381	876,014
Net realized gain (loss) on investments	(28,868)	(14,264)	(13,680)	21,797	198,306	939	402	422,107
Net change in unrealized appreciation (depreciation) on investments	53,302	143,631	8,810	161,795	979,661	62,483	158,378	2,443,599
Mortality and expense risk charge (Note 3)	(3,085)	(21,838)	(3,632)	(19,957)	(140,160)	(5,779)	(13,700)	(253,476)
Net increase (decrease) in net assets resulting from operations	26,520	224,513	18,101	247,726	1,656,558	83,629	202,594	3,677,815
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	113,874	80,045	4,616	183,735	1,269,292	140,037	283,314	2,103,936
Net transfer from (to) fixed accumulation account	(6,567)	(52,907)	(195,952)	68,409	(563,002)	58,006	23,148	(644,519)
Transfer between funds	(17,445)	999	–	–	(194,521)	(30,634)	–	546,159
Payments to contract owners	(2,263)	(73,268)	(139,021)	(136,318)	(202,668)	(7,502)	(35,869)	(493,124)
Annual maintenance charge (Note 3)	(69)	(850)	(231)	(584)	(7,650)	(190)	(477)	(16,824)
Surrender charges (Note 3)	–	(915)	–	–	(2,260)	–	–	(9,900)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	87,530	(46,896)	(330,588)	115,242	299,191	159,717	270,116	1,485,728
TOTAL INCREASE (DECREASE) IN NET ASSETS	114,050	177,617	(312,487)	362,968	1,955,749	243,346	472,710	5,163,543
Net Assets:
Beginning of year	259,497	1,952,675	559,303	1,462,006	11,530,280	381,000	1,011,636	19,875,279
End of year	$373,547	$2,130,292	$ 246,816	$1,824,974	$13,486,029	$624,346	$1,484,346	$25,038,822
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 2,780	$ 4,102	$ 119,343	$ 1,449	$ 6	$ 187	$ 1	$ 256
Capital gain distribution	12,277	12,968	655,295	11,931	19	722	4	1,301
Net realized gain (loss) on investments	1,482	564	156,569	8,131	1	5,102	–	37
Net change in unrealized appreciation (depreciation) on investments	35,969	58,916	1,981,223	8,369	195	1,256	39	2,660
Mortality and expense risk charge (Note 3)	(3,192)	(4,118)	(179,525)	(2,316)	(7)	(146)	(1)	(98)
Net increase (decrease) in net assets resulting from operations	49,316	72,432	2,732,905	27,564	214	7,121	43	4,156
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	83,143	154,388	1,914,747	5,900	–	1,425	–	–
Net transfer from (to) fixed accumulation account	(43,851)	(5,200)	(166,761)	(3,117)	240	116,649	–	8,117
Transfer between funds	–	–	223,872	(1,098)	360	26,431	121	30,584
Payments to contract owners	–	(2,937)	(279,119)	(161,622)	–	(121,209)	–	(5,565)
Annual maintenance charge (Note 3)	(195)	(171)	(23,896)	(444)	–	–	–	–
Surrender charges (Note 3)	–	–	(5,672)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	39,097	146,080	1,663,171	(160,381)	600	23,296	121	33,136
TOTAL INCREASE (DECREASE) IN NET ASSETS	88,413	218,512	4,396,076	(132,817)	814	30,417	164	37,292
Net Assets:
Beginning of year	233,969	265,833	13,777,335	305,327	–	–	–	–
End of year	$322,382	$484,345	$18,173,411	$ 172,510	$814	$ 30,417	$164	$37,292
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$ 6,313	$ 46,437	$ 117,898	$ 415,695	$ 318,954	$ 168,962	$ 8,435,928	$ 820,578
Capital gain distribution	5,565	32,436	253,731	1,101,230	959,486	775,353	1,841,174	15,050
Net realized gain (loss) on investments	830	(40,445)	40,619	(466,466)	64,310	105,923	18,082,536	249,474
Net change in unrealized appreciation (depreciation) on investments	28,466	286,703	1,141,451	5,360,119	4,903,446	3,100,403	65,800,050	2,352,915
Mortality and expense risk charge (Note 3)	(4,595)	(55,630)	(143,891)	(542,997)	(480,207)	(290,114)	(6,726,719)	(484,994)
Net increase (decrease) in net assets resulting from operations	36,579	269,501	1,409,808	5,867,581	5,765,989	3,860,527	87,432,969	2,953,023
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	240,132	198,188	877,715	3,418,167	3,100,052	2,226,435	19,091,193	2,114,948
Net transfer from (to) fixed accumulation account	39,498	(293,840)	(200,756)	(1,008,346)	(276,416)	(517,823)	(20,278,863)	(1,257,766)
Transfer between funds	4,145	4,225	(232,499)	(598,361)	(559,989)	(475,305)	(7,357,625)	1,474,192
Payments to contract owners	(36,145)	(504,182)	(1,233,319)	(2,623,776)	(1,988,885)	(1,141,129)	(28,705,616)	(2,489,689)
Annual maintenance charge (Note 3)	(120)	(2,076)	(10,032)	(40,335)	(35,478)	(26,785)	(272,851)	(16,049)
Surrender charges (Note 3)	–	(744)	(8,781)	(37,049)	(17,109)	(15,916)	(34,772)	(11,465)
Mortality guarantee adjustment	–	–	–	–	–	–	2,446	621
Net increase (decrease) in net assets resulting from contract owners; transactions	247,510	(598,429)	(807,672)	(889,700)	222,175	49,477	(37,556,088)	(185,208)
TOTAL INCREASE (DECREASE) IN NET ASSETS	284,089	(328,928)	602,136	4,977,881	5,988,164	3,910,004	49,876,881	2,767,815
Net Assets:
Beginning of year	272,797	5,181,337	12,025,294	45,193,514	39,551,412	23,891,048	566,564,377	38,708,061
End of year	$556,886	$4,852,409	$12,627,430	$50,171,395	$45,539,576	$27,801,052	$616,441,258	$41,475,876
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
OPERATIONS
Investment Income	$ 145,578	$ 373,487	$ 396	$ 168	$ 311,077	$ 20,348	$ –	$ 2,723
Capital gain distribution	285,374	840,129	–	16,678	2,508,673	–	1,179,614	24,707
Net realized gain (loss) on investments	636,815	(615,495)	–	(53)	2,660,854	(260,139)	613,441	(52,685)
Net change in unrealized appreciation (depreciation) on investments	8,796,092	(2,086,962)	–	51,334	4,039,504	496,451	3,982,245	36,586
Mortality and expense risk charge (Note 3)	(805,900)	(231,230)	(1,431)	(2,561)	(497,792)	(30,728)	(117,369)	(3,885)
Net increase (decrease) in net assets resulting from operations	9,057,959	(1,720,071)	(1,035)	65,566	9,022,316	225,932	5,657,931	7,446
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,273,888	1,306,544	48,050	144,255	1,217,478	252,648	522,209	166,012
Net transfer from (to) fixed accumulation account	(1,951,092)	(434,332)	4	28,205	(1,770,381)	177,216	(514,083)	(82,740)
Transfer between funds	(1,662,541)	609,144	33,389	1,443	(233,356)	106,564	(492,073)	12,483
Payments to contract owners	(3,414,111)	(1,199,692)	(7,634)	(8,643)	(2,032,491)	(150,999)	(478,750)	(64,610)
Annual maintenance charge (Note 3)	(8,738)	(1,930)	(51)	(77)	(13,497)	(264)	(4,869)	(82)
Surrender charges (Note 3)	(6,708)	(8,659)	–	–	(7,354)	(2,397)	(5,807)	–
Mortality guarantee adjustment	(7,409)	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(3,776,711)	271,075	73,758	165,183	(2,839,601)	382,768	(973,373)	31,063
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,281,248	(1,448,996)	72,723	230,749	6,182,715	608,700	4,684,558	38,509
Net Assets:
Beginning of year	69,603,439	21,477,480	76,808	84,363	40,927,238	2,876,427	8,614,674	377,191
End of year	$74,884,687	$20,028,484	$149,531	$315,112	$47,109,953	$3,485,127	$13,299,232	$415,700
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 11,812	$ 2,417	$ 45,763	$ –	$ 5,454	$ –	$ 13,066	$ 188,541
Capital gain distribution	12,457	8,184	189,010	6,510	72,407	70,762	3,733	132,040
Net realized gain (loss) on investments	3,114	(1,450)	(94,693)	516	19,065	49,972	(17,573)	(188,474)
Net change in unrealized appreciation (depreciation) on investments	183,404	8,828	12,552	19,691	216,649	393,300	544,200	471,870
Mortality and expense risk charge (Note 3)	(10,654)	(2,319)	(51,088)	(471)	(11,852)	(21,808)	(33,289)	(91,154)
Net increase (decrease) in net assets resulting from operations	200,133	15,660	101,544	26,246	301,723	492,226	510,137	512,823
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	63,886	74,868	335,771	110,034	628,598	682,862	643,379	2,531,960
Net transfer from (to) fixed accumulation account	76,524	1,075	(189,592)	(951)	208,723	(173,792)	(124,119)	248,133
Transfer between funds	723,219	7,245	3,371	7,109	227,953	(61,304)	36,166	559,276
Payments to contract owners	(58,779)	(7,222)	(299,377)	(1,441)	(143,394)	(201,641)	(104,733)	(454,502)
Annual maintenance charge (Note 3)	–	(46)	(425)	(6)	(1,323)	(805)	(3,700)	(7,703)
Surrender charges (Note 3)	–	–	(3,193)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	804,850	75,920	(153,445)	114,745	920,557	245,320	446,993	2,877,164
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,004,983	91,580	(51,901)	140,991	1,222,280	737,546	957,130	3,389,987
Net Assets:
Beginning of year	487,374	168,187	4,859,435	–	345,988	1,553,481	2,522,951	6,638,411
End of year	$1,492,357	$259,767	$4,807,534	$140,991	$1,568,268	$2,291,027	$3,480,081	$10,028,398
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 23,269	$ 43,330	$ –	$ 19,089	$ –	$ 79,692	$ 36,998	$ 8,472
Capital gain distribution	10,055	–	689,625	–	1,205,066	33,866	–	39,237
Net realized gain (loss) on investments	(16,288)	–	287,554	2,795	194,585	19,338	(43,163)	(18,454)
Net change in unrealized appreciation (depreciation) on investments	(39,567)	–	4,439,517	134,539	2,094,748	53,917	269,486	350,117
Mortality and expense risk charge (Note 3)	(12,683)	(212,917)	(195,065)	(17,418)	(89,419)	(40,999)	(26,525)	(21,722)
Net increase (decrease) in net assets resulting from operations	(35,214)	(169,587)	5,221,631	139,005	3,404,980	145,814	236,796	357,650
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	266,811	778,396	5,204,160	210,527	2,300,383	912,972	575,370	478,096
Net transfer from (to) fixed accumulation account	(43,296)	(1,073,596)	(720,598)	(26,654)	(124,335)	(39,766)	7,084	12,831
Transfer between funds	66,925	4,390,309	286	(143,720)	102,093	155,809	32,990	103,962
Payments to contract owners	(39,659)	(2,729,018)	(949,897)	(47,793)	(312,019)	(166,090)	(198,246)	(133,561)
Annual maintenance charge (Note 3)	(1,267)	(4,468)	(25,571)	(1,180)	(9,915)	(2,515)	(2,369)	(2,478)
Surrender charges (Note 3)	–	(18,520)	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	249,514	1,343,103	3,508,380	(8,820)	1,956,207	860,410	414,829	458,850
TOTAL INCREASE (DECREASE) IN NET ASSETS	214,300	1,173,516	8,730,011	130,185	5,361,187	1,006,224	651,625	816,500
Net Assets:
Beginning of year	1,011,216	17,186,054	12,241,190	1,346,883	5,018,053	2,894,086	2,058,974	1,602,653
End of year	$1,225,516	$18,359,570	$20,971,201	$1,477,068	$10,379,240	$3,900,310	$2,710,599	$2,419,153
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$ 59,434	$ 17,028	$ 394,493	$ 1,084,098	$ 245,520	$ 74,685	$ 164,830	$ 3,943
Capital gain distribution	15,315	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(5,177)	(6,106)	(203,006)	662,018	(44,355)	(16,783)	159,445	–
Net change in unrealized appreciation (depreciation) on investments	56,225	(23,317)	(481,821)	10,626,110	1,235,073	550,050	3,748,881	–
Mortality and expense risk charge (Note 3)	(24,059)	(2,720)	(59,437)	(739,711)	(124,103)	(40,326)	(139,261)	(17,150)
Net increase (decrease) in net assets resulting from operations	101,738	(15,115)	(349,771)	11,632,515	1,312,135	567,626	3,933,895	(13,207)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	438,551	7,771	307,184	17,907,563	2,306,295	869,599	2,852,142	920,513
Net transfer from (to) fixed accumulation account	(21,946)	(30,876)	(77,878)	542,975	101,848	(23,027)	(43,891)	(41,127)
Transfer between funds	63,009	18,963	(86,215)	1,262,503	396,897	103,422	133,106	977,620
Payments to contract owners	(70,878)	(44,811)	(517,699)	(2,830,965)	(434,867)	(168,406)	(608,450)	(301,645)
Annual maintenance charge (Note 3)	(1,637)	(77)	(1,115)	(71,262)	(9,964)	(4,501)	(13,070)	(1,341)
Surrender charges (Note 3)	–	–	(1,522)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	407,099	(49,030)	(377,245)	16,810,814	2,360,209	777,087	2,319,837	1,554,020
TOTAL INCREASE (DECREASE) IN NET ASSETS	508,837	(64,145)	(727,016)	28,443,329	3,672,344	1,344,713	6,253,732	1,540,813
Net Assets:
Beginning of year	1,724,420	273,922	5,502,638	49,256,307	9,369,074	2,937,988	9,739,191	717,233
End of year	$2,233,257	$209,777	$4,775,622	$77,699,636	$13,041,418	$4,282,701	$15,992,923	$2,258,046
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$ 404,370	$ 15,642	$ 236,781	$ 73,142	$ 151,552	$ 133,908	$ 254,340	$ 333,751
Capital gain distribution	–	633,954	–	463,935	–	386,357	415,439	190,448
Net realized gain (loss) on investments	(47,102)	74,462	(14,588)	(133,516)	81,168	31,673	76,055	49,512
Net change in unrealized appreciation (depreciation) on investments	116,848	1,953,625	(368,195)	298,075	2,473,118	363,104	1,071,679	2,098,618
Mortality and expense risk charge (Note 3)	(102,818)	(98,539)	(69,138)	(52,491)	(125,125)	(91,570)	(152,986)	(191,626)
Net increase (decrease) in net assets resulting from operations	371,298	2,579,144	(215,140)	649,145	2,580,713	823,472	1,664,527	2,480,703
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,165,808	2,453,816	1,421,225	1,101,737	2,998,694	2,092,350	4,349,626	7,448,283
Net transfer from (to) fixed accumulation account	(234,375)	126,911	(96,010)	101,271	125,977	(422,953)	(180,856)	161,640
Transfer between funds	(348,759)	(36,669)	473,748	210,019	429,720	155,236	243,593	(503,903)
Payments to contract owners	(367,295)	(546,351)	(355,144)	(235,746)	(456,991)	(523,881)	(461,124)	(387,828)
Annual maintenance charge (Note 3)	(8,626)	(9,482)	(5,546)	(4,196)	(11,545)	(3,297)	(12,494)	(20,942)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,206,753	1,988,225	1,438,273	1,173,085	3,085,855	1,297,455	3,938,745	6,697,250
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,578,051	4,567,369	1,223,133	1,822,230	5,666,568	2,120,927	5,603,272	9,177,953
Net Assets:
Beginning of year	7,843,332	6,421,727	5,424,965	3,954,235	8,630,948	6,678,005	10,441,114	11,809,704
End of year	$9,421,383	$10,989,096	$6,648,098	$5,776,465	$14,297,516	$8,798,932	$16,044,386	$20,987,657
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$ 347,452	$ 268,339	$ 237,006	$ 237,912	$ 3,988	$ 5,254	$ 110,319	$ 282,477
Capital gain distribution	187,566	72,359	43,426	30,863	532	870	142,119	26,055
Net realized gain (loss) on investments	17,308	29,067	58,022	67,283	780	178	23,532	86,879
Net change in unrealized appreciation (depreciation) on investments	2,200,768	1,942,392	1,875,590	1,927,611	14,524	27,381	344,681	433,933
Mortality and expense risk charge (Note 3)	(196,060)	(149,341)	(134,058)	(126,620)	(538)	(1,092)	(71,955)	(157,703)
Net increase (decrease) in net assets resulting from operations	2,557,034	2,162,816	2,079,986	2,137,049	19,286	32,591	548,696	671,641
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	6,834,394	6,125,958	4,767,570	5,899,492	206,912	308,959	2,820,407	5,324,230
Net transfer from (to) fixed accumulation account	133,484	510,740	(107,170)	(108,204)	14,457	229	324,208	416,664
Transfer between funds	544,424	(118,609)	166,099	3,311	20,592	458	553,935	963,550
Payments to contract owners	(603,748)	(448,010)	(367,120)	(315,047)	(8,796)	(69)	(369,783)	(755,699)
Annual maintenance charge (Note 3)	(28,353)	(32,957)	(33,545)	(52,394)	(16)	–	(2,025)	(9,068)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	6,880,201	6,037,122	4,425,834	5,427,158	233,149	309,577	3,326,742	5,939,677
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,437,235	8,199,938	6,505,820	7,564,207	252,435	342,168	3,875,438	6,611,318
Net Assets:
Beginning of year	12,609,087	8,679,782	8,571,409	7,269,361	–	–	4,319,974	9,591,411
End of year	$22,046,322	$16,879,720	$15,077,229	$14,833,568	$252,435	$342,168	$8,195,412	$16,202,729
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
OPERATIONS
Investment Income	$ 73,968	$ 13,506	$ 13,921	$ 26,513	$ 20,251	$ –	$ 5,690	$ 45,286
Capital gain distribution	86,773	3,285	25,444	99,270	12,735	–	82,229	–
Net realized gain (loss) on investments	37,222	17,988	31,548	(1,266)	(8,183)	1,207	(17,910)	56,624
Net change in unrealized appreciation (depreciation) on investments	757,982	38,206	600,600	302,741	(55,815)	4,207	213,642	44,994
Mortality and expense risk charge (Note 3)	(60,415)	(18,225)	(16,701)	(24,607)	(11,061)	(1,964)	(11,317)	(28,388)
Net increase (decrease) in net assets resulting from operations	895,530	54,760	654,812	402,651	(42,073)	3,450	272,334	118,516
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,866,537	1,037,367	452,163	596,091	202,163	381,427	214,305	1,066,180
Net transfer from (to) fixed accumulation account	(159,411)	(63,902)	(163,330)	(44,774)	(33,355)	43,061	(43,775)	(87,927)
Transfer between funds	(25,443)	1,023,242	(83,103)	(42,597)	67,562	25,956	(4,196)	63,105
Payments to contract owners	(172,423)	(33,739)	(123,193)	(44,806)	(23,262)	–	(33,700)	(372,560)
Annual maintenance charge (Note 3)	(1,371)	(580)	(440)	(552)	(246)	(11)	(323)	(563)
Surrender charges (Note 3)	–	(321)	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,507,889	1,962,067	82,097	463,362	212,862	450,433	132,311	668,235
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,403,419	2,016,827	736,909	866,013	170,789	453,883	404,645	786,751
Net Assets:
Beginning of year	3,999,250	634,224	1,152,967	1,753,495	856,258	–	777,830	1,806,659
End of year	$6,402,669	$2,651,051	$1,889,876	$2,619,508	$1,027,047	$453,883	$1,182,475	$2,593,410
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ –	$ 8,890,359
Capital gain distribution	3,978,963	9,394,228
Net realized gain (loss) on investments	2,001,366	(599,209)
Net change in unrealized appreciation (depreciation) on investments	18,236,014	36,131,199
Mortality and expense risk charge (Note 3)	(557,902)	(5,764,439)
Net increase (decrease) in net assets resulting from operations	23,658,441	48,052,138
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,436,510	15,506,513
Net transfer from (to) fixed accumulation account	(2,047,652)	(16,767,775)
Transfer between funds	119,832	(7,461,146)
Payments to contract owners	(2,064,150)	(24,518,738)
Annual maintenance charge (Note 3)	(12,853)	(234,994)
Surrender charges (Note 3)	(8,327)	(17,082)
Mortality guarantee adjustment	(8,243)	(63,216)
Net increase (decrease) in net assets resulting from contract owners; transactions	(2,584,883)	(33,556,438)
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,073,558	14,495,700
Net Assets:
Beginning of year	40,914,448	501,294,259
End of year	$61,988,006	$515,789,959
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2021 and December 31, 2020
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts.
ALGER MID CAP GROWTH PORTFOLIO I-2
ALLSPRING VT DISCOVERY FUND
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS U.S. GOVERNMENT SECURITIES CLASS 1
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DFA VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
VANGUARD SELECTED VALUE FUND INVESTOR SHARES
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
Effective May 1, 2021, one fund was added to the Separate Account: Fidelity VIP Investment Grade Bond Portfolio Initial Class. Effective May 1, 2021, American Funds IS Blue Chip Income and Growth Fund renamed the fund American Funds IS Washington Mutual Fund. Effective October 11, 2021, Wells Fargo VT Discovery Fund renamed the fund Allspring VT Discovery Fund.
Effective May 1, 2020, ten funds were added to the Separat Account: American Funds IS International Growth & Income Fund, American Funds IS U.S. Government/AAA Rated Securities Fund, Fidelity VIP Freedom 2055 Portfolio Initial Class, Fidelity VIP Freedom 2055 Portfolio Service Class 2, Fidelity VIP Freedom 2060 Portfolio Initial Class, Fidelity VIP Freedom 2065 Service Class 2, MFS VIT New Discovery Portfolio Initial Class, Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2060 Fund, and Vanguard VIF Short Term Investment Grade Bond Fund.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2021, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Calculation of Annuity Reserves.
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.
An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-account(s) containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subsaccounts have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In the event of a contract being surrendered or withdrawn from the sub-account, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-account(s).
HMLIC contributed $1,015 and $1,117 in the form of bonus creditsto the contract owner accounts for the year ended December 31, 2021 and 2020, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2021 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALGER MID CAP GROWTH PORTFOLIO I-2	151,263	16,026
ALLSPRING VT DISCOVERY FUND	8,966,151	7,087,505
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S	1,272,263	351,970
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	4,160,076	3,668,797
AMERICAN FUNDS IS GROWTH FUND CLASS 4	17,101,847	6,679,902
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	1,412,291	53,684
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	1,562,865	841,080
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	514,185	49,799
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	3,291,473	2,035,262
AMERICAN FUNDS IS U.S. GOVERNMENT SECURITIES CLASS 1	2,247,216	877,766
BLACKROCK HIGH YIELD V.I. FUND CLASS I	651,396	163,393
BLACKROCK HIGH YIELD V.I. FUND CLASS III	690,937	426,614
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	11,483,156	20,250,466
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	23,749,049	30,813,688
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	3,801,885	375,598
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	2,466,513	464,848
DFA VA U.S. TARGETED VALUE PORTFOLIO	194,419	101,151
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	1,320,200	462,749
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	672,317	41,973
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	1,014,651	464,515
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	3,582,740	1,743,943
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	918,146	115,353
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	536,667	272,338
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	6,256,748	2,035,861
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	159,892	27,591
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	94,741	12,099
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	3,194,267	1,123,363
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	186,307	11,587
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	41	9
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	385,737	42,784
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	28,147	84
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	8,887	920
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	2,936,337	311,079
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	508,477	510,119
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	1,516,588	1,363,497
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	5,202,317	5,831,122
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	4,318,578	4,136,408
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	4,352,968	2,410,512
FIDELITY VIP INDEX 500 PORTFOLIO SC2	42,242,891	54,059,853
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	510,462	10,976
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	9,237,173	6,554,596
FIDELITY VIP OVERSEAS PORTFOLIO SC2	10,538,205	7,240,856
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	2,971,947	3,199,711
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	200,016	144,564
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	172,760	34,667
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	6,410,233	2,659,286
JPMORGAN SMALL CAP VALUE FUND CLASS A	2,573,035	2,071,792
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	3,724,769	1,047,527
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	341,521	89,309
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	1,174,170	272,787
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	267,181	79,506
MFS VIT MID CAP VALUE PORTFOLIO SC	815,915	813,772
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	1,444,708	133,753
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	1,701,451	266,747
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	1,775,974	330,130
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	1,542,225	359,379
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	6,720,748	2,269,154
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	558,586	197,354

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
	Purchases	Sales
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	4,346,620	4,663,989
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	13,636,635	3,133,715
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	297,144	112,516
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	5,386,863	1,654,501
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	1,193,076	392,804
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	881,048	458,933
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	1,631,169	514,434
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	1,236,792	133,496
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	52,894	20,190
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	882,933	693,087
VANGUARD 500 INDEX FUND ADMIRAL SHARES	32,442,324	12,119,640
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	4,261,359	1,883,519
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	1,771,839	524,343
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	7,203,621	2,706,397
VANGUARD FEDERAL MONEY MARKET FUND	1,268,370	1,422,497
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	4,932,411	1,196,235
VANGUARD MID-CAP GROWTH INDEX FUND	8,504,865	1,759,575
VANGUARD REIT INDEX FUND ADMIRAL SHARES	2,362,345	1,225,475
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	2,774,343	1,525,215
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	6,323,944	2,691,657
VANGUARD TARGET RETIREMENT 2020 FUND	6,044,073	1,810,723
VANGUARD TARGET RETIREMENT 2025 FUND	11,093,012	2,378,281
VANGUARD TARGET RETIREMENT 2030 FUND	17,328,844	1,908,972
VANGUARD TARGET RETIREMENT 2035 FUND	14,773,353	2,414,844
VANGUARD TARGET RETIREMENT 2040 FUND	15,462,126	1,206,793
VANGUARD TARGET RETIREMENT 2045 FUND	9,768,662	1,345,060
VANGUARD TARGET RETIREMENT 2050 FUND	10,197,660	1,379,261
VANGUARD TARGET RETIREMENT 2055 FUND	1,489,862	155,611
VANGUARD TARGET RETIREMENT 2060 FUND	1,334,195	28,654
VANGUARD TARGET RETIREMENT INCOME FUND	6,476,056	1,774,768
VANGUARD TOTAL BOND MARKET INDEX FUND	8,770,424	3,391,724
VANGUARD VIF EQUITY INDEX PORTFOLIO	3,677,704	804,131
VANGUARD VIF GLOBAL BOND INDEX	2,526,911	1,045,825
VANGUARD VIF INTERNATIONAL PORTFOLIO	511,873	196,075
VANGUARD VIF MID-CAP INDEX PORTFOLIO	1,368,204	307,312
VANGUARD VIF REIT INDEX PORTFOLIO	217,946	121,063
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	938,226	233,034
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	149,198	182,322
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	1,881,137	820,949
WILSHIRE VIT GLOBAL ALLOCATION FUND	55,394,166	50,454,539

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 01/01/2020	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021
ALGER MID CAP GROWTH PORTFOLIO I-2	12,080	229	(3,949)	(1,926)	6,434	225	276	(260)	6,675
ALLSPRING VT DISCOVERY FUND	761,733	24,631	(33,357)	(34,146)	718,861	18,431	(34,877)	(36,769)	665,646
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S	74,195	34,722	(3,372)	(8,206)	97,339	47,470	2,407	(10,795)	136,421
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,178,397	81,263	(7,418)	(72,760)	1,179,483	60,209	3,102	(70,599)	1,172,195
AMERICAN FUNDS IS GROWTH FUND CLASS 4	222,833	12,510	144	(12,189)	223,298	12,532	5,290	(12,915)	228,205
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	–	17,473	5,698	(1,606)	21,566	54,509	13,208	(1,927)	87,356
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	560,268	37,933	27,339	(59,934)	565,606	27,761	34,543	(29,358)	598,551
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,942	4,271	(2,343)	(1,914)	14,956	11,630	1,184	(1,083)	26,686
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	509,988	35,398	(11,901)	(26,975)	506,510	27,016	(1,690)	(25,085)	506,750
AMERICAN FUNDS IS U.S. GOVERNMENT SECURITIES CLASS 1	–	56,469	9,283	(2,656)	63,095	124,484	(14,967)	(11,115)	161,498
BLACKROCK HIGH YIELD V.I. FUND CLASS I	127,776	39,153	(11,265)	(11,479)	144,184	51,857	11,028	(15,453)	191,616
BLACKROCK HIGH YIELD V.I. FUND CLASS III	129,742	10,284	37,726	(7,660)	170,091	12,636	30,691	(22,290)	191,128
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	4,015,903	170,201	(107,236)	(213,653)	3,865,216	105,667	(216,546)	(194,954)	3,559,383
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,725,458	66,651	(65,003)	(89,070)	1,638,035	44,377	(70,532)	(82,364)	1,529,516
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	270,883	675,564	171,305	(9,781)	1,107,971	709,599	471,432	(77,752)	2,211,249
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	14,283	2,128	31,306	(2,193)	45,525	3,319	30,298	(2,806)	76,336
DFA VA U.S. TARGETED VALUE PORTFOLIO	12,246	6,687	(1,638)	(125)	17,170	4,843	(2,931)	(483)	18,599
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	122,404	5,008	(4,117)	(4,513)	118,784	11,663	42,232	(16,688)	155,991
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	35,623	289	(13,322)	(8,755)	13,836	11,768	21,873	(2,149)	45,328
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,640	11,159	4,582	(7,757)	96,624	42,996	(21,389)	(2,777)	115,454
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	664,151	72,781	(45,022)	(11,857)	680,052	60,589	31,313	(48,847)	723,106
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	22,899	8,553	1,490	(436)	32,506	39,081	(1,781)	(1,597)	68,208
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	38,704	10,403	878	(1,367)	48,619	9,335	(4,260)	(1,334)	52,360
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	720,976	77,909	(624)	(18,390)	779,871	73,242	47,860	(49,466)	851,507
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	9,384	3,354	(1,753)	(8)	10,977	4,370	(184)	(785)	14,378
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,764	6,221	(209)	(125)	16,650	2,108	(268)	(15)	18,475
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	525,395	74,824	1,527	(11,870)	589,876	53,266	(6,164)	(18,246)	618,733
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	13,655	270	(47)	(7,328)	6,550	5,762	(116)	(293)	11,903
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	–	–	63	–	63	–	–	–	63
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	–	118	12,420	(10,191)	2,349	1,287	21,365	(8)	24,993
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	–	–	13	–	13	1,841	–	–	1,853
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	–	–	3,414	(525)	2,891	61	336	–	3,288
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	21,700	18,548	3,204	(2,852)	40,600	125,157	74,860	(16,262)	224,354
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	412,401	15,610	(27,612)	(39,023)	361,376	12,030	3,040	(17,569)	358,877
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	801,468	58,143	(30,025)	(81,334)	748,251	40,614	(21,556)	(33,667)	733,642

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units outstanding at 01/01/2020	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,108,015	235,038	(115,935)	(186,901)	3,040,216	183,403	(107,654)	(178,046)	2,937,919
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,435,472	194,581	(53,784)	(127,798)	2,448,472	143,604	(54,283)	(147,630)	2,390,164
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,416,634	135,089	(58,714)	(69,738)	1,423,271	107,461	14,673	(83,150)	1,462,255
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,436,841	49,339	(70,173)	(73,920)	1,342,086	37,109	(39,147)	(73,978)	1,266,069
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	–	–	–	–		20,479	14,887	(75)	35,291
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,656,822	86,917	5,740	(104,142)	1,645,337	82,587	115,071	(154,503)	1,688,491
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,028,639	99409	(109,152)	(102,713)	1,916,182	70,739	(59,823)	(106,838)	1,820,259
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	900,470	62,118	6,845	(57,332)	912,101	49,167	(9,003)	(46,324)	905,940
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	76,747	48,220	33,369	(7,699)	150,636	196,175	(61,275)	(76,450)	209,086
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	938	1,801	324	(94)	2,969	1,192	(37)	(261)	3,863
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	970,633	28,291	(49,025)	(46,651)	903,248	22,256	9,337	(48,334)	886,508
JPMORGAN SMALL CAP VALUE FUND CLASS A	91,340	9,754	10,736	(5,917)	105,912	6,322	(3,837)	(10,355)	98,042
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	217,595	11,666	(21,841)	(10,386)	197,033	7,252	(11,060)	(10,060)	183,166
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	21,289	11,103	(4,931)	(4,219)	23,242	13,686	(168)	(1,803)	34,957
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	30,554	4,078	50,784	(3,396)	82,021	7,526	39,706	(5,868)	123,385
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	15,877	7,801	963	(733)	23,908	19,166	(912)	(4,626)	37,536
MFS VIT MID CAP VALUE PORTFOLIO SC	356,900	28,336	(14,921)	(25,569)	344,747	16,876	(4,511)	(19,452)	337,659
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	–	4,608	252	(58)	4,801	25,148	14,390	(1,721)	42,618
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	8,736	14,976	10,795	(3,441)	31,066	21,053	3,409	(2,384)	53,144
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	38,437	15,433	(6,040)	(5,085)	42,744	18,451	2,824	(5,356)	58,663
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	54,362	14,668	(2,106)	(2,371)	64,554	13,363	7,333	(3,291)	81,959
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	163,971	73,528	23,806	(13,722)	247,583	79,053	12,178	(21,958)	316,856
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	43,459	13,090	930	(1,961)	55,518	13,073	1,039	(4,610)	65,020
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	17,543,464	799,335	3,370,501	(2,816,943)	18,896,356	806,316	1,207,396	(2,113,311)	18,796,757
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	137,294	52,965	(6,577)	(9,755)	173,926	56,615	10,878	(10,727)	230,692
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	146,385	22,220	(17,684)	(5,150)	145,770	10,806	15,130	(7,839)	163,868
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	63,575	24,693	(700)	(3,163)	84,405	16,509	1,177	(4,798)	97,292
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	285,383	88,126	11,079	(16,317)	368,271	53,536	34,909	(19,028)	437,688
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	176,927	53,995	3,685	(18,668)	215,939	42,765	9,420	(26,734)	241,390
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	29,071	10,082	3,007	(2,659)	39,501	14,283	(747)	(1,756)	51,280
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	125,263	31,990	2,891	(5,266)	154,878	42,341	30,644	(2,950)	224,913
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,706	466	(715)	(2,627)	12,831	1,221	2,101	(827)	15,327
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,160	14,783	(8,027)	(24,919)	232,997	16,699	20,187	(18,846)	251,037

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units outstanding at 01/01/2020	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021
VANGUARD 500 INDEX FUND ADMIRAL SHARES	161,972	59,792	6,254	(9,435)	218,583	52,645	9,894	(16,463)	264,660
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	627,167	170,479	37,003	(32,886)	801,762	159,110	9,158	(56,921)	913,110
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	75,638	23,635	2,266	(4,654)	96,884	25,894	5,114	(5,760)	122,132
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	101,297	30,528	1,991	(6,421)	127,396	32,663	6,353	(9,631)	156,781
VANGUARD FEDERAL MONEY MARKET FUND	709,129	912,834	928,699	(300,257)	2,250,405	1,097,507	(821,975)	(402,959)	2,122,978
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,176,410	330,940	(92,820)	(56,794)	1,357,736	345,566	204,442	(69,392)	1,838,352
VANGUARD MID-CAP GROWTH INDEX FUND	190,074	69,313	2,836	(15,374)	246,849	65,223	12,839	(15,859)	309,052
VANGUARD REIT INDEX FUND ADMIRAL SHARES	37,981	11,236	3,086	(2,864)	49,440	9,795	(116)	(4,055)	55,064
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	114,253	39,335	14,085	(7,978)	159,694	40,044	(8,291)	(14,451)	176,997
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	107,899	41,301	8,991	(6,230)	151,961	39,507	1,837	(11,188)	182,116
VANGUARD TARGET RETIREMENT 2020 FUND	190,030	58,985	(7,923)	(14,806)	226,286	70,511	16,210	(31,159)	281,847
VANGUARD TARGET RETIREMENT 2025 FUND	501,652	206,780	3,337	(22,820)	688,949	244,009	46,582	(68,963)	910,577
VANGUARD TARGET RETIREMENT 2030 FUND	312,086	200,253	(9,377)	(10,777)	492,185	228,400	33,022	(34,469)	719,138
VANGUARD TARGET RETIREMENT 2035 FUND	539,016	292,160	26,986	(26,834)	831,328	286,468	21,997	(63,780)	1,076,013
VANGUARD TARGET RETIREMENT 2040 FUND	214,248	153,349	10,264	(12,496)	365,365	184,002	12,896	(9,563)	552,700
VANGUARD TARGET RETIREMENT 2045 FUND	335,551	192,439	1,718	(15,793)	513,915	180,655	17,090	(28,843)	682,817
VANGUARD TARGET RETIREMENT 2050 FUND	176,863	147,873	(1,661)	(9,094)	313,981	138,154	(2,635)	(14,707)	434,793
VANGUARD TARGET RETIREMENT 2055 FUND	–	4,489	766	(193)	5,062	23,412	363	(2,415)	26,422
VANGUARD TARGET RETIREMENT 2060 FUND	–	7,759	12	(2)	7,769	24,380	1,424	(358)	33,215
VANGUARD TARGET RETIREMENT INCOME FUND	290,720	184,343	57,033	(24,512)	507,585	192,296	106,714	(73,615)	732,980
VANGUARD TOTAL BOND MARKET INDEX FUND	834,631	441,474	112,509	(63,357)	1,325,257	387,948	165,073	(131,082)	1,747,196
VANGUARD VIF EQUITY INDEX PORTFOLIO	80,038	37,145	(3,972)	(3,435)	109,775	45,072	(1,382)	(7,817)	145,648
VANGUARD VIF GLOBAL BOND INDEX	29,858	46,837	43,295	(1,567)	118,423	57,620	18,537	(10,559)	184,020
VANGUARD VIF INTERNATIONAL PORTFOLIO	37,993	13,438	(7,274)	(4,145)	40,012	5,885	(1,575)	(2,005)	42,317
VANGUARD VIF MID-CAP INDEX PORTFOLIO	64,351	22,589	(2,769)	(1,725)	82,446	24,639	3,332	(5,061)	105,356
VANGUARD VIF REIT INDEX PORTFOLIO	55,233	14,919	2,098	(1,735)	70,516	5,690	(416)	(3,585)	72,205
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	–	34,798	6,338	(1)	41,135	58,656	10,911	(5,479)	105,223
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	27,465	9,289	(1,208)	(1,225)	34,321	1,203	(1,260)	(2,921)	31,343
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	145,039	81,629	(2,128)	(28,591)	195,950	114,416	(6,586)	(31,544)	272,235
WILSHIRE VIT GLOBAL ALLOCATION FUND	14,715,380	476,316	(741,600)	(751,842)	13,698,255	406,037	(389,545)	(766,631)	12,948,115

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,675	49.90	333,112	1.25%	-%	2.91%
ALLSPRING VT DISCOVERY FUND	665,646	42.74 to 84.96	53,803,307	0.95% to 1.65%	-%	(6.60%) to (5.94%)
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S	136,421	23.31	3,180,345	1.25%	1.92%	50.39%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,172,195	27.14 to 28.69	33,011,830	0.95% to 1.65%	1.31%	25.42% to 26.33%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	228,205	266.33 to 281.63	62,980,824	0.95% to 1.65%	0.06%	19.71% to 20.55%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	87,356	19.99	1,746,404	1.25%	3.31%	4.33%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	598,551	17.40 to 18.60	10,929,748	0.95% to 1.65%	1.38%	10.64% to 11.44%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	26,686	35.13	937,493	1.25%	1.39%	3.84%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,750	37.70 to 39.88	19,792,246	0.95% to 1.65%	0.67%	2.92% to 3.64%
AMERICAN FUNDS IS U.S. GOVERNMENT SECURITIES CLASS 1	161,498	13.26	2,140,663	1.25%	2.09%	(1.63%)
BLACKROCK HIGH YIELD V.I. FUND CLASS I	191,616	9.12	1,740,876	1.25%	4.52%	3.99%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	191,128	8.68 to 9.16	1,724,015	0.95% to 1.65%	4.41%	3.31% to 4.21%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,559,383	23.55 to 52.86	181,277,963	0.95% to 1.65%	0.71%	24.08% to 24.94%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,529,516	197.73 to 215.38	317,620,603	0.95% to 1.65%	0.86%	22.15% to 23.01%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,211,249	3.10	6,855,899	1.25%	1.48%	13.55%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	76,336	46.94 to 47.72	3,611,610	0.95% to 1.65%	-%	10.78% to 11.55%
DFA VA U.S. TARGETED VALUE PORTFOLIO	18,599	30.01	558,232	1.25%	1.60%	37.91%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	155,991	18.57 to 19.35	2,965,435	0.95% to 1.65%	1.01%	5.09% to 6.39%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	45,328	19.29	874,230	1.25%	1.69%	8.13%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	115,454	20.67	2,386,926	1.25%	1.18%	9.42%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	723,106	21.03 to 22.06	15,655,912	0.95% to 1.65%	0.89%	8.74% to 9.53%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	68,208	21.32	1,453,941	1.25%	1.46%	10.98%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	52,360	34.81	1,822,776	1.25%	1.07%	14.02%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	851,507	35.55 to 37.17	31,102,883	0.95% to 1.65%	0.85%	13.29% to 14.09%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,378	34.18	491,414	1.25%	1.06%	16.38%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	18,475	33.85	625,409	1.25%	1.00%	16.36%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	618,733	34.83 to 36.47	22,131,065	0.95% to 1.65%	0.73%	15.38% to 16.44%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	11,903	30.65	364,800	1.25%	1.20%	16.36%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	14.91 to 15.30	945	0.95% to 1.65%	1.25%	15.67% to 17.24%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	24,993	14.83 to 15.20	374,252	0.95% to 1.65%	1.86%	15.41% to 16.92%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	1,853	15.13	28,045	1.25%	2.46%	16.21%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	3,288	14.79 to 15.17	49,205	0.95% to 1.65%	1.16%	14.19% to 18.24%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	224,354	14.00	3,141,121	1.25%	1.70%	2.04%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	358,877	13.51 to 13.92	4,931,090	0.95% to 1.65%	0.89%	1.73% to 2.58%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	733,642	17.91 to 18.67	13,436,247	0.95% to 1.65%	0.97%	8.06% to 8.86%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,937,919	17.85 to 18.63	53,729,221	0.95% to 1.65%	0.96%	10.39% to 11.16%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,390,164	20.50 to 21.41	50,255,974	0.95% to 1.65%	0.91%	12.58% to 13.40%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,462,255	22.28 to 23.11	33,182,860	0.95% to 1.65%	0.85%	15.74% to 16.54%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,266,069	461.95 to 599.81	736,651,977	0.95% to 1.65%	1.04%	26.18% to 27.05%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	35,291	13.69	483,086	1.25%	2.85%	0.51% [1]
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,688,491	12.98 to 26.18	41,684,806	0.95% to 1.65%	1.83%	(2.55%) to (1.84%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,820,259	28.94 to 49.01	83,849,783	0.95% to 1.65%	0.33%	17.46% to 18.27%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	905,940	29.30 to 30.61	27,247,492	0.95% to 1.65%	0.96%	36.41% to 37.33%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	209,086	0.98	204,984	1.25%	0.01%	(1.01%)
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,863	122.46	473,051	1.25%	0.29%	15.39%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	886,508	64.90 to 69.00	59,057,447	0.95% to 1.65%	0.73%	27.23% to 28.13%
JPMORGAN SMALL CAP VALUE FUND CLASS A	98,042	41.82 to 43.76	4,214,834	0.95% to 1.65%	0.34%	30.16% to 31.06%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	183,166	62.43 to 66.35	11,873,728	0.95% to 1.65%	-%	(4.34%) to (3.67%)
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	34,957	22.90	800,536	1.25%	1.10%	28.00%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	123,385	19.42 to 19.77	2,417,037	0.95% to 1.65%	0.45%	6.47% to 7.97%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,536	14.06	527,659	1.25%	1.03%	29.35%
MFS VIT MID CAP VALUE PORTFOLIO SC	337,659	17.46 to 18.29	6,074,175	0.95% to 1.65%	0.73%	28.10% to 29.35%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	42,618	29.52	1,258,265	1.25%	-%	0.51%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	53,144	61.75	3,281,428	1.25%	0.29%	22.33%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	58,663	62.26	3,652,646	1.25%	-%	16.16%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	81,959	47.66	3,906,173	1.25%	0.70%	(11.59%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	316,856	50.28	15,930,481	1.25%	1.80%	24.12%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	65,020	28.08	1,825,937	1.25%	1.82%	27.23%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,796,757	0.90 to 1.00	18,042,200	0.95% to 1.65%	0.01%	(2.15%) to (0.99%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	230,692	142.94	32,975,937	1.25%	-%	18.54%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	163,868	9.29	1,521,916	1.25%	1.28%	(8.29%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	97,293	133.25	12,963,991	1.25%	-%	8.36%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	437,688	10.40	4,551,633	1.25%	1.59%	(1.79%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	241,390	13.91	3,358,635	1.25%	2.03%	10.84%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	51,280	75.93	3,893,970	1.25%	0.39%	23.99%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	224,913	14.61	3,285,961	1.25%	2.57%	1.32%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,327	15.40	236,018	1.25%	-%	(5.81%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,037	18.23 to 19.82	4,828,536	0.95% to 1.65%	-%	(6.56%) to (5.93%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	264,660	451.73	119,555,945	1.25%	1.40%	27.08%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	913,110	17.90	16,344,101	1.25%	3.27%	10.02%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	122,132	44.03	5,376,960	1.25%	2.64%	(0.38%)
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	156,781	139.43	21,859,121	1.25%	1.19%	11.06%
VANGUARD FEDERAL MONEY MARKET FUND	2,122,978	0.99	2,103,919	1.25%	0.01%	(1.00%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,838,352	7.11	13,074,771	1.25%	4.25%	2.45%
VANGUARD MID-CAP GROWTH INDEX FUND	309,052	48.26	14,915,978	1.25%	0.01%	8.40%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	55,064	186.48	10,268,503	1.25%	2.99%	38.68%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	176,997	45.64	8,078,017	1.25%	1.37%	26.18%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	182,116	109.4	19,923,736	1.25%	1.34%	16.27%
VANGUARD TARGET RETIREMENT 2020 FUND	281,847	41.54	11,707,330	1.25%	2.43%	6.84%
VANGUARD TARGET RETIREMENT 2025 FUND	910,577	25.25	22,995,121	1.25%	2.19%	8.42%
VANGUARD TARGET RETIREMENT 2030 FUND	719,138	46.91	33,731,642	1.25%	2.24%	10.01%
VANGUARD TARGET RETIREMENT 2035 FUND	1,076,013	29.59	31,834,821	1.25%	2.32%	11.58%
VANGUARD TARGET RETIREMENT 2040 FUND	552,700	52.27	28,889,485	1.25%	2.50%	13.14%
VANGUARD TARGET RETIREMENT 2045 FUND	682,817	33.66	22,981,145	1.25%	2.32%	14.72%
VANGUARD TARGET RETIREMENT 2050 FUND	434,793	54.32	23,616,909	1.25%	2.38%	14.99%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2055 FUND	26,422	57.35	1,515,223	1.25%	3.26%	15.02%
VANGUARD TARGET RETIREMENT 2060 FUND	33,215	50.65	1,682,396	1.25%	3.02%	15.01%
VANGUARD TARGET RETIREMENT INCOME FUND	732,980	16.78	12,301,279	1.25%	2.72%	3.90%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,747,196	11.87	20,744,560	1.25%	1.88%	(2.94%)
VANGUARD VIF EQUITY INDEX PORTFOLIO	145,648	74.05	10,785,809	1.25%	1.10%	26.95%
VANGUARD VIF GLOBAL BOND INDEX	184,020	19.82 to 22.09	3,993,929	0.95% to 1.65%	1.65%	(3.08%) to (2.34%)
VANGUARD VIF INTERNATIONAL PORTFOLIO	42,317	45.92	1,943,342	1.25%	0.26%	(2.77%)
VANGUARD VIF MID-CAP INDEX PORTFOLIO	105,356	39.02	4,111,431	1.25%	1.00%	22.82%
VANGUARD VIF REIT INDEX PORTFOLIO	72,205	20.17	1,456,453	1.25%	2.00%	38.53%
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	105,223	10.85	1,141,459	1.25%	1.26%	(1.63%)
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	31,343	38.86	1,218,123	1.25%	0.38%	12.80%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	272,235	12.85	3,497,244	1.25%	1.87%	(2.95%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,948,115	23.04 to 44.52	538,477,637	0.29% to 1.65%	1.16%	10.02% to 10.77%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2021 and the return is for the period May 1, 2021 to December 31, 2021.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,434	48.49	311,986	1.25%	-%	62.61%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	97,339	15.50	1,793,326	1.25%	1.99%	(9.42%)
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,179,482	21.64 to 22.71	26,364,310	0.95% to 1.65%	1.45%	6.71% to 7.43%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	223,298	222.48 to 233.63	51,279,575	0.95% to 1.65%	0.19%	49.25% to 50.28%
AMERICAN FUNDS IS INTERNATIONALGROWTH & INCOME FUND	21,566	19.16	413,236	1.25%	2.58%	36.28% [1]
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	565,606	15.70 to 16.69	9,292,038	0.95% to 1.65%	1.41%	4.20% to 4.90%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,956	33.83	505,918	1.25%	0.21%	22.35%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,510	36.63 to 38.48	19,143,995	0.95% to 1.65%	0.04%	21.29% to 22.12%
AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED SECURITIES FUND	63,095	13.48	850,591	1.25%	3.02%	0.91% [1]
BLACKROCK HIGH YIELD VI FUND CLASS I	144,184	8.77	1,259,033	1.25%	4.83%	5.92%
BLACKROCK HIGH YIELD VI FUND CLASS III	170,093	8.40 to 8.79	1,474,923	0.95% to 1.65%	4.69%	4.71% to 6.03%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	3,865,216	19.06 to 42.31	158,004,159	0.95% to 1.65%	0.88%	8.80% to 10.64%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,638,035	161.87 to 175.09	277,368,644	0.95% to 1.65%	1.07%	11.23% to 12.01%
CALVERT VP SRI BALANCED I	1,107,971	2.73	3,021,364	1.25%	2.07%	13.75%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	45,525	42.33 to 42.78	1,936,254	0.95% to 1.65%	-%	40.91% to 41.94%
DFA VA U.S. TARGETED VALUE PORTFOLIO	17,170	21.76	373,547	1.25%	1.63%	2.69%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	118,782	17.63 to 18.28	2,130,292	0.95% to 1.65%	0.99%	11.27% to 12.52%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	13,836	17.84	246,816	1.25%	0.74%	13.63%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	96,624	18.89	1,824,974	1.25%	1.21%	14.55%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	680,052	19.34 to 20.14	13,486,029	0.95% to 1.65%	0.96%	13.76% to 14.56%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	32,506	19.21	624,346	1.25%	1.37%	15.44%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,619	30.53	1,484,346	1.25%	1.05%	16.79%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	779,871	31.38 to 32.58	25,038,822	0.95% to 1.65%	0.84%	16.05% to 16.82%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	10,977	29.37	322,382	1.25%	1.00%	17.81%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	16,650	29.09	484,345	1.25%	1.09%	17.77%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	589,876	30.13 to 31.32	18,173,411	0.95% to 1.65%	0.75%	16.73% to 17.83%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	6,550	26.34	172,510	1.25%	0.61%	17.80%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	12.89 to 13.05	814	0.95% to 1.65%	1.04%	35.12% to 35.32%[1]
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	2,347	12.85 to 13.01	30,417	0.95% to 1.65%	1.88%	34.84% to 36.41%[1]
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	13	13.02	164	1.25%	0.72%	36.34% [1]
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	2,890	12.82 to 12.97	37,292	0.95% to 1.65%	2.07%	36.53% [1]
FIDELITY VIP FREEDOM INCOME PORTFOLIO	40,600	13.72	556,886	1.25%	1.52%	9.15%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	361,376	13.24 to 13.57	4,852,409	0.95% to 1.65%	0.93%	6.41% to 7.02%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	748,251	16.54 to 17.15	12,627,430	0.95% to 1.65%	0.96%	11.99% to 12.83%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,040,217	16.17 to 16.76	50,171,395	0.95% to 1.65%	0.87%	13.00% to 13.86%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,448,472	18.21 to 18.88	45,539,576	0.95% to 1.65%	0.75%	14.03% to 14.84%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,423,271	19.25 to 19.83	27,801,052	0.95% to 1.65%	0.65%	15.34% to 16.17%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,342,086	366.73 to 472.09	616,441,258	0.00% to 1.65%	1.43%	16.01% to 17.95%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,645,337	13.72 to 26.67	41,475,876	0.95% to 1.65%	2.05%	7.41% to 9.16%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,916,182	26.25 to 41.44	74,884,687	0.95% to 1.65%	0.20%	13.43% to 15.33%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	912,101	21.47 to 22.29	20,028,484	0.95% to 1.65%	1.80%	(8.36%) to (7.66%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	150,636	0.99	149,531	1.25%	0.35%	(1.00%)

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	2,969	106.13	315,112	1.25%	0.08%	17.99%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	903,248	51.01 to 53.85	47,109,953	0.95% to 1.65%	0.71%	23.21% to 24.08%
JPMORGAN SMALL CAP VALUE FUND CLASS A	105,912	32.13 to 33.39	3,485,127	0.95% to 1.65%	0.64%	4.05% to 4.77%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	197,034	65.26 to 68.88	13,299,232	0.95% to 1.65%	-%	69.82% to 71.00%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	23,242	17.89	415,700	1.25%	0.69%	0.96%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	82,021	18.13 to 18.39	1,492,357	0.95% to 1.65%	1.19%	13.67% to 14.79%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	23,908	10.87	259,767	1.25%	1.13%	2.64%
MFS VIT MID CAP VALUE PORTFOLIO SC	344,746	13.63 to 14.14	4,807,534	0.95% to 1.65%	0.95%	1.94% to 2.69%
MFS VIT NEW DISCOVERY PORTFOLIO INITAIL CLASS	4,801	29.37	140,991	1.25%	-%	63.71% [1]
PUTNAM VT SUSTAINABLE LEADERS IA	31,066	50.48	1,568,268	1.25%	0.57%	27.47%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	42,744	53.60	2,291,027	1.25%	-%	32.61%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	64,554	53.91	3,480,081	1.25%	0.44%	16.16%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	247,583	40.51	10,028,398	1.25%	2.26%	0.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	55,518	22.07	1,225,516	1.25%	2.08%	(5.16)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,896,356	00.91 to 01.01	18,359,570	0.95% to 1.65%	0.24%	(2.15%) to (0.98%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	173,926	120.58	20,971,201	1.25%	-%	35.24%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	145,770	10.13	1,477,068	1.25%	1.35%	10.11%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	84,405	122.97	10,379,240	1.25%	-%	55.80%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	368,271	10.59	3,900,310	1.25%	2.35%	4.44%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	215,939	12.55	2,710,599	1.25%	1.55%	7.82%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	39,501	61.24	2,419,153	1.25%	0.42%	11.08%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	154,878	14.42	2,233,257	1.25%	3.00%	4.72%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,831	16.35	209,777	1.25%	7.04%	(6.25%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	232,997	19.51 to 21.07	4,775,622	0.95% to 1.65%	7.68%	(6.92%) to (6.23%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	218,583	355.47	77,699,636	1.25%	1.71%	16.89%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	801,762	16.27	13,041,418	1.25%	2.19%	8.90%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	96,884	44.20	4,282,701	1.25%	2.07%	13.80%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	127,396	125.54	15,992,923	1.25%	1.28%	30.57%
VANGUARD FEDERAL MONEY MARKET FUND	2,250,405	1.00	2,258,046	1.25%	0.27%	(0.99%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,357,736	6.94	9,421,383	1.25%	4.68%	4.05%
VANGUARD MID-CAP GROWTH INDEX FUND	246,849	44.52	10,989,096	1.25%	0.18%	31.75%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	49,440	134.47	6,648,098	1.25%	3.92%	(5.85%)
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	159,694	36.17	5,776,465	1.25%	1.50%	4.51%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	151,961	94.09	14,297,516	1.25%	1.32%	17.63%
VANGUARD TARGET RETIREMENT 2020 FUND	226,286	38.88	8,798,932	1.25%	1.73%	10.64%
VANGUARD TARGET RETIREMENT 2025 FUND	688,949	23.29	16,044,386	1.25%	1.92%	11.92%
VANGUARD TARGET RETIREMENT 2030 FUND	492,185	42.64	20,987,657	1.25%	2.04%	12.68%
VANGUARD TARGET RETIREMENT 2035 FUND	831,328	26.52	22,046,322	1.25%	2.01%	13.38%
VANGUARD TARGET RETIREMENT 2040 FUND	365,365	46.2	16,879,720	1.25%	2.10%	14.05%
VANGUARD TARGET RETIREMENT 2045 FUND	513,915	29.34	15,077,229	1.25%	2.00%	14.88%
VANGUARD TARGET RETIREMENT 2050 FUND	313,981	47.24	14,833,568	1.25%	2.15%	14.94%
VANGUARD TARGET RETIREMENT 2055 FUND	5,062	49.86	252,435	1.25%	5.28%	33.85% [1]
VANGUARD TARGET RETIREMENT 2060 FUND	7,769	44.04	342,168	1.25%	4.02%	33.82% [1]
VANGUARD TARGET RETIREMENT INCOME FUND	507,585	16.15	8,195,412	1.25%	1.76%	8.68%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TOTAL BOND MARKET INDEX FUND	1,325,257	12.23	16,202,729	1.25%	2.19%	6.44%
VANGUARD VIF EQUITY INDEX PORTFOLIO	109,775	58.33	6,402,669	1.25%	1.42%	16.73%
VANGUARD VIF GLOBAL BOND INDEX	118,423	20.39 to 22.62	2,651,051	0.95% to 1.65%	0.82%	(4.41%) to 6.05%
VANGUARD VIF INTERNATIONAL PORTFOLIO	40,012	47.23	1,889,876	1.25%	0.91%	55.62%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	82,446	31.77	2,619,508	1.25%	1.21%	16.59%
VANGUARD VIF REIT INDEX PORTFOLIO	70,516	14.56	1,027,047	1.25%	2.15%	(6.06%)
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND PORTFOLIO	41,135	11.03	453,883	1.25%	-%	3.57% [1]
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	34,321	34.45	1,182,475	1.25%	0.58%	21.65%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	195,950	13.24	2,593,410	1.25%	2.06%	6.26%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	718,861	48.73 to 90.33	61,988,006	0.95% to 1.65%	-%	60.05% to 62.65%
WILSHIRE VIT GLOBAL ALLOCATION FUND	13,698,255	22.09 to 40.19	515,789,959	0.00% to 1.65%	1.75%	10.08% to 11.93%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2020 and the return is for the period May 1, 2020 to December 31, 2020.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2019
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	12,080	29.82	360,234	1.25%	-%	28.65%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	74,195	17.11	1,269,498	1.25%	2.57%	20.15%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,178,397	20.28 to 21.14	24,588,938	0.95% to 1.65%	1.97%	19.01% to 19.91%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	222,833	149.07 to 155.46	34,151,067	0.95% to 1.65%	0.59%	28.33% to 29.22%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	560,268	15.06 to 15.91	8,802,229	0.95% to 1.65%	2.31%	16.06% to 16.81%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,942	27.65	413,100	1.25%	1.46%	27.89%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	509,988	30.20 to 31.51	15,828,446	0.95% to 1.65%	0.79%	26.73% to 27.62%
BLACKROCK HIGH YIELD VI FUND CLASS I	127,776	8.28	1,053,005	1.25%	5.40%	13.89%
BLACKROCK HIGH YIELD VI FUND CLASS III	129,742	8.02 to 8.29	1,063,894	0.95% to 1.65%	5.95%	12.32% to 13.87%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	4,015,903	19.06 to 38.61	150,285,521	0.95% to 1.65%	0.89%	20.24% to 21.07%
BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	7,764	19.11	148,358	1.25%	-%	4.99% [1]
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,725,458	145.53 to 156.31	261,616,942	0.95% to 1.65%	1.20%	23.53% to 24.39%
CALVERT VP SRI BALANCED I	270,883	2.40	648,917	1.25%	1.96%	9.39% [1]
CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	14,283	30.04 to 30.17	429,267	0.95% to 1.65%	-%	5.45% to 5.90%[1]
DFA VA U.S. TARGETED VALUE PORTFOLIO	12,246	21.19	259,497	1.25%	1.65%	21.02%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	122,404	15.78 to 16.38	1,952,675	0.95% to 1.65%	2.29%	16.03% to 17.25%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	35,623	15.70	559,303	1.25%	2.17%	18.58%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,640	16.49	1,462,006	1.25%	2.40%	20.36%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	664,151	17.00 to 17.58	11,530,280	0.95% to 1.65%	1.87%	19.55% to 20.41%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	22,899	16.64	381,000	1.25%	2.26%	22.90%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	38,704	26.14	1,011,636	1.25%	2.11%	25.92%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	720,976	27.04 to 27.89	19,875,279	0.95% to 1.65%	1.69%	25.07% to 25.97%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	9,384	24.93	233,969	1.25%	2.73%	26.93%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,764	24.70	265,833	1.25%	1.81%	26.99%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	525,395	25.75 to 26.58	13,777,335	0.95% to 1.65%	1.67%	25.47% to 27.06%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	13,655	22.36	305,327	1.25%	2.27%	26.90%
FIDELITY VIP FREEDOM INCOME PORTFOLIO	21,700	12.57	272,797	1.25%	3.87%	10.55%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	412,401	12.43 to 12.68	5,181,337	0.95% to 1.65%	1.75%	8.43% to 9.12%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	801,468	14.73 to 15.20	12,025,294	0.95% to 1.65%	1.57%	15.85% to 16.65%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,108,015	14.31 to 14.72	45,193,514	0.95% to 1.65%	1.39%	18.26% to 19.09%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,435,472	15.97 to 16.44	39,551,412	0.95% to 1.65%	1.24%	20.53% to 21.33%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,416,634	16.69 to 17.07	23,891,048	0.95% to 1.65%	1.09%	24.09% to 24.96%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,436,841	316.37 to 404.10	566,564,377	0.95% to 1.65%	1.79%	28.90% to 29.79%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,656,822	12.83 to 24.66	38,708,061	0.95% to 1.65%	2.58%	7.60% to 8.35%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,028,639	22.90 to 36.27	69,603,439	0.95% to 1.65%	1.56%	25.44% to 26.29%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	900,470	23.37 to 24.14	21,477,480	0.95% to 1.65%	1.60%	21.01% to 21.80%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	76,747	1.00	76,808	1.25%	2.32%	1.01%
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	938	89.95	84,363	1.25%	0.18%	10.24% [1]
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	970,633	41.40 to 43.40	40,927,238	0.95% to 1.65%	0.87%	29.62% to 30.53%
JPMORGAN SMALL CAP VALUE FUND CLASS A	91,340	30.88 to 31.87	2,876,427	0.95% to 1.65%	1.10%	16.88% to 17.73%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	217,595	38.43 to 40.28	8,614,674	0.95% to 1.65%	-%	29.66% to 30.52%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	21,289	17.72	377,191	1.25%	0.80%	25.23%
MFS VIT INTERNATIONAL GROWTH INITIAL	30,555	15.95 to 16.02	487,374	0.95% to 1.65%	2.43%	8.62% to 9.10%[1]
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	15,877	10.59	168,187	1.25%	1.47%	29.46%
MFS VIT MID CAP VALUE PORTFOLIO SC	356,900	13.35 to 13.77	4,859,435	0.95% to 1.65%	1.02%	28.65% to 29.54%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
PUTNAM VT SUSTAINABLE LEADERS IA	8,736	39.60	345,988	1.25%	-%	10.25% [1]
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	38,437	40.42	1,553,481	1.25%	-%	28.32%
T. ROWE PRICE EMERGING MARKETS STOCK FUND- INVESTOR CLASS	54,362	46.41	2,522,951	1.25%	1.50%	24.93%
T. ROWE PRICE EQUITY INCOME FUND - INVESTOR CLASS	163,971	40.49	6,638,411	1.25%	2.55%	25.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND - INVESTOR CLASS	43,459	23.27	1,011,216	1.25%	2.53%	21.77%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	17,543,464	00.93 to 01.02	17,186,054	0.95% to 1.65%	1.66%	0.99% to 1.03%
T. ROWE PRICE GROWTH STOCK FUND - INVESTOR CLASS	137,294	89.16	12,241,190	1.25%	0.25%	29.22%
T. ROWE PRICE INTERNATIONAL BOND FUND- INVESTOR CLASS	146,385	9.20	1,346,883	1.25%	2.08%	5.38%
T. ROWE PRICE NEW HORIZONS FUND - INVESTOR CLASS	63,575	78.93	5,018,053	1.25%	-%	36.02%
T. ROWE PRICE NEW INCOME FUND- INVESTOR CLASS	285,383	10.14	2,894,086	1.25%	2.78%	7.87%
T. ROWE PRICE OVERSEAS STOCK FUND - INVESTOR CLASS	176,927	11.64	2,058,974	1.25%	2.57%	21.38%
T. ROWE PRICE SMALL-CAP VALUE FUND - INVESTOR CLASS	29,071	55.13	1,602,653	1.25%	0.76%	24.31%
T. ROWE PRICE SPECTRUM INCOME FUND - INVESTOR CLASS	125,263	13.77	1,724,420	1.25%	3.45%	10.16%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,706	17.44	273,922	1.25%	8.22%	0.98%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,160	20.96 to 22.47	5,502,638	0.95% to 1.65%	7.05%	0.19% to 0.85%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	161,972	304.10	49,256,307	1.25%	2.13%	29.85%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	627,167	14.94	9,369,074	1.25%	3.40%	20.58%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	75,638	38.84	2,937,988	1.25%	3.62%	18.81%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	101,297	96.15	9,739,191	1.25%	1.54%	26.46%
VANGUARD FEDERAL MONEY MARKET FUND	709,129	1.01	717,233	1.25%	1.59%	1.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,176,410	6.67	7,843,332	1.25%	5.49%	14.41%
VANGUARD MID-CAP GROWTH INDEX FUND	190,074	33.79	6,421,727	1.25%	0.31%	30.46%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	37,981	142.83	5,424,965	1.25%	3.86%	27.36%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	114,253	34.61	3,954,235	1.25%	1.97%	27.95%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	107,899	79.99	8,630,948	1.25%	1.64%	25.81%
VANGUARD TARGET RETIREMENT 2020 FUND	190,030	35.14	6,678,005	1.25%	2.85%	16.17%
VANGUARD TARGET RETIREMENT 2025 FUND	501,652	20.81	10,441,114	1.25%	3.24%	18.17%
VANGUARD TARGET RETIREMENT 2030 FUND	312,086	37.84	11,809,704	1.25%	3.23%	19.60%
VANGUARD TARGET RETIREMENT 2035 FUND	539,016	23.39	12,609,087	1.25%	3.04%	20.94%
VANGUARD TARGET RETIREMENT 2040 FUND	214,248	40.51	8,679,782	1.25%	3.26%	22.35%
VANGUARD TARGET RETIREMENT 2045 FUND	335,551	25.54	8,571,409	1.25%	3.13%	23.38%
VANGUARD TARGET RETIREMENT 2050 FUND	176,863	41.1	7,269,361	1.25%	3.17%	23.46%
VANGUARD TARGET RETIREMENT INCOME FUND	290,720	14.86	4,319,974	1.25%	2.70%	11.73%
VANGUARD TOTAL BOND MARKET INDEX FUND	834,631	11.49	9,591,411	1.25%	2.73%	7.38%
VANGUARD VIF EQUITY INDEX PORTFOLIO	80,038	49.97	3,999,250	1.25%	1.60%	29.69%
VANGUARD VIF GLOBAL BOND INDEX	29,858	21.24 to 21.33	634,224	0.95% to 1.65%	-%	4.36% to 4.81%[1]
VANGUARD VIF INTERNATIONAL PORTFOLIO	37,993	30.35	1,152,967	1.25%	1.45%	29.59%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	64,351	27.25	1,753,495	1.25%	1.33%	29.27%
VANGUARD VIF REIT INDEX PORTFOLIO	55,233	15.50	856,258	1.25%	2.27%	27.15%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	27,465	28.32	777,830	1.25%	0.38%	26.54%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	145,039	12.46	1,806,659	1.25%	3.21%	7.32%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	761,733	32.85 to 56.06	40,914,448	0.95% to 1.65%	-%	36.78% to 37.74%
WILSHIRE VIT GLOBAL ALLOCATION FUND	14,715,380	20.51 to 36.25	501,294,259	0.29% to 1.65%	1.66%	16.53% to 17.31%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2019 and the return is for the period May 1, 2019 to December 31, 2019

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2018
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	9,360	23.18	216,947	1.25%	0.00%	(8.60)%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	47,600	14.24	677,773	1.25%	2.86%	(9.59)%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,136,887	17.04 to 17.63	19,830,888	0.95% to 1.65%	1.94%	(10.41%) to (9.77%)
AMERICAN FUNDS IS GROWTH FUND CLASS 4	208,209	116.16 to 120.31	24,756,524	0.95% to 1.65%	0.29%	(2.14%) to (1.44%)
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	526,269	12.96 to 13.62	7,091,577	0.95% to 1.65%	1.39%	(6.48%) to (5.74%)
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	8,075	21.62	174,588	1.25%	1.53%	(14.92)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	500,703	23.83 to 24.69	12,211,004	0.95% to 1.65%	0.72%	(15.68%) to (15.07%)
BLACKROCK HIGH YIELD VI FUND CLASS I	77,991	7.27	564,422	1.25%	4.51%	(3.84)%
BLACKROCK HIGH YIELD VI FUND CLASS III	66,633	07.14 to 07.28	481,322	0.95% to 1.65%	5.53%	(5.05%) to (3.83%)
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,820,448	117.81 to 125.66	222,530,239	0.95% to 1.65%	1.22%	(13.03%) to (12.41%)
DFA VA U.S. TARGETED VALUE PORTFOLIO	10,126	17.51	177,255	1.25%	1.82%	(16.90)%
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	4,179,231	17.17 to 31.89	129,569,322	0.95% to 1.65%	0.90%	(10.50%) to (9.84%)
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	98,562	13.60 to 13.97	1,348,025	0.95% to 1.65%	1.43%	(6.85%) to (5.80%)
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	33,855	13.24	448,073	1.25%	2.69%	(7.02)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	65,168	13.7	893,052	1.25%	2.45%	(7.68)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	615,720	14.22 to 14.60	8,907,194	0.95% to 1.65%	1.27%	(8.32%) to (7.71%)
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	18,040	13.54	244,239	1.25%	2.10%	(8.94)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	27,533	20.76	571,489	1.25%	2.03%	(10.40)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	633,603	21.62 to 22.14	13,898,571	0.95% to 1.65%	1.08%	(10.99%) to (10.36%)
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	2,343	19.64	46,030	1.25%	2.52%	(11.01)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,199	19.45	198,365	1.25%	2.30%	(10.98)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	448,560	20.41 to 20.92	9,286,404	0.95% to 1.65%	1.08%	(11.95%) to (10.98%)
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	7,026	17.62	123,770	1.25%	2.07%	(11.01)%
FIDELITY VIP FREEDOM INCOME PORTFOLIO	208	11.37	2,362	1.25%	1.81%	(3.15)%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	438,421	11.46 to 11.62	5,056,382	0.95% to 1.65%	1.62%	(3.62%) to (2.76%)
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	840,853	12.70 to 13.03	10,858,066	0.95% to 1.65%	1.30%	(6.97%) to (6.26%)
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,132,427	12.10 to 12.36	38,339,781	0.95% to 1.65%	1.16%	(8.05%) to (7.42%)
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,430,322	13.25 to 13.55	32,621,134	0.95% to 1.65%	0.93%	(9.25%) to (8.57%)
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,340,668	13.45 to 13.66	18,145,309	0.95% to 1.65%	0.69%	(10.57%) to (9.95%)
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,515,467	249.51 to 311.34	461,664,510	0.00% to 1.65%	1.63%	(6.30%) to (5.63%)
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,678,973	12.03 to 22.76	36,261,660	0.95% to 1.65%	2.28%	(2.39%) to (1.73%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,103,787	18.95 to 28.72	57,323,717	0.95% to 1.65%	1.40%	(16.46%) to (15.88%)
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	926,773	19.28 to 19.82	18,198,201	0.95% to 1.65%	2.68%	(8.02%) to (7.34%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	44,023	0.99	43,688	1.25%	0.96%	-%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	1,004,149	31.94 to 33.25	32,527,995	0.95% to 1.65%	0.87%	(7.71%) to (7.07%)
JPMORGAN SMALL CAP VALUE FUND CLASS A	90,701	26.42 to 27.07	2,432,979	0.95% to 1.65%	0.91%	(15.73%) to (15.11%)
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	221,799	29.64 to 30.86	6,745,307	0.95% to 1.65%	0.00%	3.13% to 3.91%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	11,434	14.15	161,792	1.25%	0.83%	(6.29)%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	11,708	8.18	95,764	1.25%	1.05%	(12.51)%
MFS VIT MID CAP VALUE PORTFOLIO SC	344,199	10.36 to 10.63	3,628,546	0.95% to 1.65%	0.75%	(13.12%) to (12.51%)

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	27,948	31.50	880,463	1.25%	0.00%	0.64%
T. ROWE PRICE EMERGING MARKETS STOCK FUND- INVESTOR CLASS	42,767	37.15	1,588,689	1.25%	0.95%	(17.24)%
T. ROWE PRICE EQUITY INCOME FUND - INVESTOR CLASS	92,785	32.38	3,004,483	1.25%	2.75%	(10.43)%
T. ROWE PRICE GLOBAL REAL ESTATE FUND - INVESTOR CLASS	34,796	19.11	664,816	1.25%	3.36%	(8.56)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,542,644	00.93 to 01.01	18,086,151	0.95% to 1.65%	1.29%	1.00%
T. ROWE PRICE GROWTH STOCK FUND - INVESTOR CLASS	83,482	69.00	5,760,227	1.25%	0.27%	(2.25)%
T. ROWE PRICE INTERNATIONAL BOND FUND- INVESTOR CLASS	120,487	8.73	1,052,377	1.25%	1.92%	(4.17)%
T. ROWE PRICE NEW HORIZONS FUND - INVESTOR CLASS	37,737	58.03	2,189,717	1.25%	0.00%	2.76%
T. ROWE PRICE NEW INCOME FUND- INVESTOR CLASS	185,067	9.40	1,739,172	1.25%	2.92%	(1.88)%
T. ROWE PRICE OVERSEAS STOCK FUND - INVESTOR CLASS	129,691	9.59	1,243,228	1.25%	3.00%	(16.10)%
T. ROWE PRICE SMALL-CAP VALUE FUND - INVESTOR CLASS	18,531	44.35	821,894	1.25%	0.58%	(12.61)%
T. ROWE PRICE SPECTRUM INCOME FUND - INVESTOR CLASS	86,139	12.50	1,076,368	1.25%	3.83%	(3.77)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	10,740	17.27	185,492	1.25%	0.00%	0.94%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	259,533	20.92 to 22.28	5,648,317	0.95% to 1.65%	0.00%	0.24% to 0.95%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	100,798	234.20	23,607,466	1.25%	2.22%	(5.62)%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	438,043	12.39	5,428,414	1.25%	3.62%	(15.54)%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	56,429	32.69	1,844,683	1.25%	3.19%	(15.64)%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	61,133	76.03	4,647,708	1.25%	1.80%	(10.49)%
VANGUARD FEDERAL MONEY MARKET FUND	288,761	1.00	289,509	1.25%	1.83%	-%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	786,210	5.83	4,578,920	1.25%	6.03%	(3.95%
VANGUARD MID-CAP GROWTH INDEX FUND	115,521	25.90	2,991,890	1.25%	0.55%	(4.50)%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	25,793	112.15	2,892,684	1.25%	5.16%	(7.11)%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	77,309	27.05	2,091,236	1.25%	2.73%	(20.74)%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	60,126	63.58	3,822,966	1.25%	1.83%	(10.45)%
VANGUARD TARGET RETIREMENT 2020 FUND	142,598	30.25	4,313,122	1.25%	3.96%	(5.41)%
VANGUARD TARGET RETIREMENT 2025 FUND	252,658	17.61	4,450,540	1.25%	3.61%	(6.38)%
VANGUARD TARGET RETIREMENT 2030 FUND	162,658	31.64	5,147,031	1.25%	3.93%	(7.02)%
VANGUARD TARGET RETIREMENT 2035 FUND	325,155	19.34	6,289,617	1.25%	3.92%	(7.77)%
VANGUARD TARGET RETIREMENT 2040 FUND	92,462	33.11	3,061,877	1.25%	3.81%	(8.49)%
VANGUARD TARGET RETIREMENT 2045 FUND	156,596	20.70	3,241,450	1.25%	3.52%	(9.05)%
VANGUARD TARGET RETIREMENT 2050 FUND	74,767	33.29	2,489,313	1.25%	3.76%	(9.04)%
VANGUARD TARGET RETIREMENT INCOME FUND	168,287	13.30	2,237,503	1.25%	3.09%	(3.20)%
VANGUARD TOTAL BOND MARKET INDEX FUND	510,088	10.70	5,459,396	1.25%	2.68%	(1.29)%
VANGUARD VIF EQUITY INDEX PORTFOLIO	48,835	38.53	1,881,484	1.25%	1.05%	(5.68)%
VANGUARD VIF INTERNATIONAL PORTFOLIO	31,465	23.42	736,777	1.25%	0.49%	(13.67)%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	41,833	21.08	881,819	1.25%	0.88%	(10.45)%
VANGUARD VIF REIT INDEX PORTFOLIO	36,599	12.19	445,962	1.25%	1.85%	(6.52)%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	13,640	22.38	305,280	1.25%	0.23%	(8.43)%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	79,760	11.61	925,644	1.25%	0.81%	(1.36)%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	774,380	26.14 to 40.70	30,307,443	0.95% to 1.65%	0.00%	(8.59%) to (7.96%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	15,978,705	18.36 to 36.67	465,470,767	0.00% to 1.65%	1.66%	(8.82%) to (8.17%)
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2017
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
Alger Mid-Cap Growth Portfolio I-2	1,288	25.36	32,660	1.25%	-%	12.65% [2]
American Funds IS Blue Chip Income and Growth Fund Class 1	15,288	15.75	240,789	1.25%	4.49%	11.46% [2]
American Funds IS Blue Chip Income and Growth Fund Class 4	1,071,132	19.01 to 19.54	20,761,709	0.95% to 1.65%	2.11%	14.86% to 15.55%
American Funds IS Growth Fund	186,264	118.70 to 122.07	22,535,294	0.95% to 1.65%	0.49%	25.91% to 26.79%
American Funds IS Managed Risk Asset Allocation Fund P2	489,893	13.85 to 14.45	7,023,674	0.95% to 1.65%	0.84%	12.94% to 13.69%
American Funds IS New World Fund Class 1	3,560	25.41	90,452	1.25%	2.73%	11.48% [2]
American Funds IS New World Fund Class 4	463,600	28.26 to 29.07	13,347,018	0.95% to 1.65%	0.85%	26.95% to 27.84%
BlackRock High Yield VI Fund Class I	19,408	7.56	146,202	1.25%	2.78%	2.16% [2]
BlackRock High Yield VI III	56,502	7.52 to 7.57	425,237	0.95% to 1.65%	2.78%	1.88% to 2.62%[1]
Calvert VP S&P Mid Cap 400 Index Portfolio Class F	1,930,383	135.46 to 143.47	270,201,378	0.95% to 1.65%	0.70%	13.75% to 14.54%
DFA Variable Annuity U.S. Targeted Value Portfolio	2,473	21.07	52,106	1.25%	2.12%	10.44% [2]
Dreyfus Small Cap Stock Index Portfolio Service Shares	4,415,892	20.12 to 35.37	152,303,642	0.95% to 1.65%	0.64%	10.61% to 12.40%
Fidelity VIP Freedom 2015 Portfolio SC2	97,791	14.60 to 14.83	1,429,296	0.95% to 1.65%	1.60%	12.92% to 14.16%
Fidelity VIP Freedom 2020 Portfolio Initial Class	6,428	14.24	91,513	1.25%	3.60%	6.96% [2]
Fidelity VIP Freedom 2025 Portfolio Initial Class	14,062	14.84	208,729	1.25%	2.27%	7.41% [2]
Fidelity VIP Freedom 2025 Portfolio SC2	598,612	15.51 to 15.82	9,404,172	0.95% to 1.65%	1.46%	15.66% to 16.49%
Fidelity VIP Freedom 2030 Portfolio Initial Class	6,909	14.87	102,714	1.25%	5.25%	8.67% [2]
Fidelity VIP Freedom 2035 Portfolio Initial Class	6,652	23.17	154,151	1.25%	3.91%	9.88% [2]
Fidelity VIP Freedom 2035 Portfolio SC2	539,383	24.29 to 24.70	13,237,134	0.95% to 1.65%	1.16%	21.09% to 21.92%
Fidelity VIP Freedom 2040 Portfolio Initial Class	32	22.07	713	1.25%	1.92%	10.18% [2]
Fidelity VIP Freedom 2045 Portfolio Initial Class	7	21.85	158	1.25%	1.33%	9.76% [2]
Fidelity VIP Freedom 2045 Portfolio SC2	361,700	23.09 to 23.59	8,436,901	0.95% to 1.65%	1.21%	21.33% to 22.14%
Fidelity VIP Freedom 2050 Portfolio Initial Class	1,282	19.80	25,376	1.25%	2.21%	10.16% [2]
Fidelity VIP Freedom Income Portfolio Initial Class	184	11.74	2,159	1.25%	5.09%	3.09% [2]
Fidelity VIP Funds Manager 20% Portfolio SC2	487,171	11.86 to 11.95	5,789,789	0.95% to 1.65%	1.18%	5.41% to 6.22%
Fidelity VIP Funds Manager 50% Portfolio SC2	876,774	13.62 to 13.90	12,110,525	0.95% to 1.65%	1.08%	12.41% to 13.19%
Fidelity VIP Funds Manager 60% Portfolio SC2	3,081,794	13.16 to 13.35	40,843,004	0.95% to 1.65%	1.02%	14.93% to 15.68%
Fidelity VIP Funds Manager 70% Portfolio SC2	2,322,873	14.60 to 14.82	34,186,035	0.95% to 1.65%	0.82%	16.99% to 17.81%
Fidelity VIP Funds Manager 85% Portfolio SC2	1,276,578	15.04 to 15.17	19,242,646	0.95% to 1.65%	0.67%	20.90% to 21.75%
Fidelity VIP Index 500 Portfolio SC2	1,601,081	267.78 to 329.93	518,379,433	0.00% to 1.65%	1.60%	19.44% to 21.41%
Fidelity VIP Investment Grade Bond Portfolio SC2	1,715,304	12.49 to 23.16	37,817,495	0.95% to 1.65%	2.31%	2.26% to 3.99%
Fidelity VIP Overseas Portfolio SC2	2,126,646	22.66 to 34.14	69,084,883	0.95% to 1.65%	1.26%	27.87% to 29.99%
Fidelity VIP Real Estate Portfolio SC2	928,036	20.92 to 21.39	19,720,959	0.95% to 1.65%	1.60%	2.08% to 2.79%
Goldman Sachs VIT Government Money Market Fund Inst. Shares	81,190	0.99	80,665	1.25%	0.65%	-0.64% [2]
JPMorgan Insurance Trust U.S. Equity Portfolio	1,036,271	34.61 to 35.78	36,214,514	0.95% to 1.65%	0.88%	20.38% to 21.21%
JPMorgan Small Cap Value Fund	80,015	31.35 to 31.89	2,534,895	0.95% to 1.65%	0.72%	1.23% to 1.95%
Lord Abbett Series Fund Developing Growth Portfolio	192,700	28.74 to 29.70	5,656,851	0.95% to 1.65%	-%	27.85% to 28.68%
MFS VIT Blended Research Small Cap Equity Portfolio Initial Class	1,345	15.1	20,310	1.25%	0.58%	10.61% [2]
MFS VIT Mid Cap Value Portfolio Initial Class	8,817	9.35	82,473	1.25%	2.13%	8.39% [2]
MFS VIT Mid Cap Value Portfolio SC	340,604	11.89 to 12.15	4,112,189	0.95% to 1.65%	1.21%	11.56% to 12.40%
T. Rowe Price Blue Chip Growth Portfolio	9,329	31.30	291,996	1.25%	-%	15.49% [2]
T. Rowe Price Emerging Markets Stock Fund Investor Class	6,896	44.89	309,544	1.25%	0.83%	16.56% [2]
T. Rowe Price Equity Income Fund Investor Class	24,276	36.15	877,642	1.25%	2.08%	10.97% [2]
T. Rowe Price Global Real Estate Fund Investor Class	8,436	20.90	176,304	1.25%	1.67%	4.97% [2]
T. Rowe Price Government Money Portfolio	19,346,439	0.93 to 1.00	18,869,513	0.95% to 1.65%	0.47%	(0.99%) to (1.06%)
T. Rowe Price Growth Stock Fund Investor Class	19,889	70.59	1,403,998	1.25%	0.47%	12.40% [2]
T. Rowe Price International Bond Fund Investor Class	19,154	9.11	174,526	1.25%	0.95%	5.34% [2]
T. Rowe Price New Horizons Fund Investor Class	12,753	56.47	720,167	1.25%	-%	12.47% [2]
T. Rowe Price New Income Fund Investor Class	41,479	9.58	397,203	1.25%	1.70%	1.23% [2]
T. Rowe Price Overseas Stock Fund Investor Class	37,315	11.43	426,421	1.25%	4.12%	9.36% [2]
T. Rowe Price Small Cap Value Fund Investor Class	4,269	50.75	216,626	1.25%	0.92%	9.82% [2]
T. Rowe Price Spectrum Income Fund Investor Class	27,097	12.99	352,094	1.25%	1.79%	2.72% [2]
Templeton Global Bond VIP Fund Class 1	5,870	17.11	100,437	1.25%	-%	-3.07% [2]
Templeton Global Bond VIP Fund Class 4	266,151	20.87 to 22.07	5,755,547	0.95% to 1.65%	-%	0.10% to 0.82%
Vanguard 500 Index Fund Admiral Shares	34,133	248.14	8,469,925	1.25%	1.80%	11.71% [2]
Vanguard Developed Markets Index Fund Admiral Shares	119,569	14.67	1,754,016	1.25%	2.90%	10.21% [2]
Vanguard Emerging Markets Stock Index Fund Admiral Shares	17,338	38.75	671,881	1.25%	2.36%	13.14% [2]
Vanguard Extended Market Index Fund Admiral Shares	18,881	84.94	1,603,758	1.25%	1.47%	11.12% [2]
Vanguard Federal Money Market Fund	92,220	1.00	91,983	1.25%	0.35%	-0.25% [2]

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
Vanguard High-Yield Corporate Fund Admiral Shares	164,133	6.07	996,548	1.25%	2.97%	2.23% [2]
Vanguard Mid-Cap Growth Index Fund	39,377	27.12	1,067,847	1.25%	0.80%	11.10% [2]
Vanguard REIT Index Fund Admiral Shares	7,662	120.74	925,095	1.25%	4.74%	5.24% [2]
Vanguard Retirement Income Fund	74,169	13.74	1,018,824	1.25%	2.97%	3.75% [2]
Vanguard Selected Value Fund	22,963	34.13	783,659	1.25%	2.97%	11.53% [2]
Vanguard Small Cap Index Fund Admiral Shares	19,481	71.00	1,383,122	1.25%	1.70%	10.56% [2]
Vanguard Target Retirement 2020 Fund	32,630	31.98	1,043,607	1.25%	5.64%	6.57% [2]
Vanguard Target Retirement 2025 Fund	87,278	18.81	1,641,306	1.25%	4.55%	7.52% [2]
Vanguard Target Retirement 2030 Fund	33,733	34.03	1,148,102	1.25%	5.35%	8.25% [2]
Vanguard Target Retirement 2035 Fund	64,782	20.97	1,358,237	1.25%	4.87%	9.09% [2]
Vanguard Target Retirement 2040 Fund	18,592	36.18	672,695	1.25%	4.48%	9.87% [2]
Vanguard Target Retirement 2045 Fund	40,783	22.76	928,127	1.25%	3.79%	10.26% [2]
Vanguard Target Retirement 2050 Fund	16,292	36.60	596,343	1.25%	4.66%	10.25% [2]
Vanguard Total Bond Market Index Fund Admiral Shares	124,477	10.84	1,349,384	1.25%	1.68%	1.04% [2]
Vanguard VIF Equity Index Fund	15,409	40.85	629,531	1.25%	-%	11.77% [2]
Vanguard VIF International Fund	7,858	27.13	213,225	1.25%	-%	15.27% [2]
Vanguard VIF Mid-Cap Index Fund	18,739	23.54	441,151	1.25%	-%	9.75% [2]
Vanguard VIF REIT Index Portfolio Initial Shares	8,886	13.04	115,833	1.25%	-%	5.13% [2]
Vanguard VIF Small Company Growth Fund	3,346	24.44	81,769	1.25%	-%	12.41% [2]
Vanguard VIF Total Bond Market Index Fund	10,775	11.77	126,778	1.25%	-%	1.00% [2]
Wells Fargo VT Discovery Fund	796,318	31.74 to 44.22	33,974,830	0.95% to 1.65%	-%	27.04% to 29.13%
Wilshire VIT 2015 Fund	1,524,367	14.28 to 15.48	22,867,170	0.95% to 1.65%	2.95%	9.68% to 10.49%
Wilshire VIT 2025 Fund	3,576,539	14.10 to 15.28	52,939,010	0.95% to 1.65%	2.92%	12.26% to 13.10%
Wilshire VIT 2035 Fund	4,737,545	13.93 to 15.07	69,060,432	0.95% to 1.65%	2.99%	15.12% to 15.92%
Wilshire VIT Global Fund	12,680,349	20.54 to 39.56	402,759,266	0.00% to 1.65%	2.46%	13.31% to 15.17%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2017 and the return is for the period May 1, 2017 to December 31, 2017.
2	This fund became available for investment by contract owners of the sub-accounts on May 16, 2017 and the return is for the period May 16, 2017 to December 31, 2017.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2021 and 2020
(With Independent Auditors’ Report Thereon)

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Independent Auditors’ Report
The Audit Committee of the Board of Directors
Horace Mann Life Insurance Company:
Opinions
We have audited the statutory financial statements of Horace Mann Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements.
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and cash flow for each of the years in the three-year period then ended December 31, 2021, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in Notes 1 and 8.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31,2021.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Notes 1 and 8 to the statutory financial statement, the statutory financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 8.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.
Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the statutory financial statement, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.
Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.
In performing an audit in accordance with GAAS, we:
•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•	Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.
•	Obtain and understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstance, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.
•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in the Summary of Investments – Other than Investments in Related Parties – Schedule I, Supplementary Insurance Information – Schedule III, and Reinsurance – Schedule IV is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by Regulations SX Rule 7 05 of the Securities and Exchange Commission.

Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financials statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.
Chicago, Illinois
April 15, 2022

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2021 and 2020
(In thousands)

	December 31
	2021	2020
Admitted Assets
Cash and investments:
Bonds	$4,437,612	$4,333,763
Preferred stocks	140,507	102,655
Common stocks	36,556	34,208
Mortgage loans on real estate	36,425	48,173
Cash	1,184	3,499
Cash equivalents	82,852	118,079
Short-term investments	—	4,091
Contract loans	131,847	137,954
Derivatives	10,736	16,805
Receivable for securities	1,773	13
Other invested assets	555,302	335,059

Total cash and investments	5,434,794	5,134,299

Investment income due and accrued	37,999	37,806
Uncollected premiums	468	491
Deferred premiums	49,718	49,495
Amounts recoverable from reinsurers	26,904	18,226
Funds held by or deposited with reinsured companies	29,572	27,298
Current federal income tax recoverable	—	2,250
Deferred tax assets	3,565	4,051
Receivable from parent and affiliates	3,431	8,201
Other assets	4,636	3,838
Variable annuity assets held in separate accounts	3,441,020	2,891,423
Total admitted assets	$9,032,107	$8,177,378
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2021 and 2020
(In thousands, except share data)

	December 31
	2021	2020
Liabilities and Capital and Surplus		
Policy liabilities:		
Aggregate reserves:		
Life and annuity	$4,150,054	$4,060,384
Accident and health	25,951	23,565
Unpaid benefits:		
Life	30,380	34,195
Accident and health	4,970	5,214
Policyholder funds on deposit	765,243	603,841
Remittances not allocated	1,035	1,625
Other amounts payable on reinsurance	8,163	6,976
Total policy liabilities	4,985,796	4,735,800

Interest maintenance reserve	27,936	37,027
Accrued expenses	8,572	8,425
Commissions and expense allowances payable on reinsurance assumed	1,113	2,259
Transfer from separate accounts accrued for expense allowances recognized in reserves	(6,840)	(9,859)
Current federal income taxes	1,535	—
Other liabilities	8,324	5,395
Asset valuation reserve	66,535	46,887
Payable to parent and affiliates	852	53
Payable for securities	24,695	29,299
Variable annuity liabilities held in separate accounts	3,441,020	2,891,423
Total liabilities	8,559,538	7,746,709
Capital and surplus:
Capital stock, $1 par value.		
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	143,704	138,704
Deferred gain on reinsurance	48,358	50,829
Unassigned surplus	278,007	238,636
Total capital and surplus	472,569	430,669
Total liabilities and capital and surplus	$9,032,107	$8,177,378
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2021, 2020 and 2019
(In thousands)

	Year Ended December 31
	2021	2020	2019
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$426,771	$399,472	$(1,939,013)
Life	113,910	107,175	110,241
Supplementary contracts	3,433	2,683	5,781
Accident and health	30,618	36,079	1,650
Total premiums, annuity and supplementary contract considerations	574,732	545,409	(1,821,341)

Net investment income	217,757	201,600	240,010
Amortization of interest maintenance reserve	3,294	3,727	5,156
Commissions and expense allowances on reinsurance ceded	5,826	5,713	37,841
Management fee income from separate accounts	39,925	30,940	22,410
Fees from sales of third-party vendor products	489	497	549
Other	(2,514)	(3.965)	4,145
Total revenue	839,509	783,921	(1,511,230)
Benefits and expenses:
Provisions for claims and benefits:
Annuity	504,849	464,964	(1,688,586)
Life	138,116	130,077	121,460
Supplementary contracts	12,062	12,506	28,188
Accident and health	11,814	29,964	143
Total claims and benefits	666,841	637,511	(1,538,795)

Commissions	30,951	29,213	30,440
Commissions and expense allowances on reinsurance assumed	11,972	6,274	—
General and other expenses	86,038	79,533	90,215
Net loss on reinsurance (including IMR released)	—	—	(101,382)

Total benefits and expenses	795,802	752,531	(1,519,522)

Net gain before federal income tax expense	43,707	31,389	8,292
Federal income tax expense	9,088	1,622	(11,442)
Net gain from operations	34,619	29,767	19,734
Realized investment (losses) gains net of tax and transfers to interest maintenance reserve	5,615	(6,306)	570
Net income	$ 40,235	$ 23,461	$ 20,304
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statement of Capital and Surplus
Years ended December 31, 2021, 2020 and 2019
(In thousands)

	Year Ended December 31
	2021	2020	2019
Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	143,704	138,704	43,704

Unassigned surplus:			
Balance at beginning of year	289,465	272,211	419,899
Net income	40,235	23,461	20,304
Change in net deferred income tax	9,151	539	10,149
Change in non-admitted assets	(3,866)	(1,707)	(4,835)
Change in net unrealized capital (losses) gains	16,498	(767)	15,806
Change in asset valuation reserve	(19,648)	(1,968)	3,255
Dividends to stockholder	(3,000)	—	(245,500)
Change in deferred gain on reinsurance	(2,470)	(2,304)	53,133
Balance at end of year	326,365	289,465	272,211
Total capital and surplus	$472,569	$430,669	$ 318,415
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2021, 2020 and 2019
(In thousands)

	Year Ended December 31
	2021	2020	2019
Cash from operations:
Revenue received:
Premiums considerations and deposits	$ 569,964	$ 519,325	$ 373,042
Investment income	219,022	201,106	246,353
Commissions and expense allowances on reinsurance ceded	3,355	3,410	2,632
Management fee income from Separate Accounts	39,925	30,940	22,410
Fees from sales of third party vendor products	489	497	549
Other income (expense)	(2,514)	(3,965)	4,145
Total revenue received	830,241	751,313	649,131
Benefits and expenses paid:
Claims, benefits and net transfers	583,316	449,411	537,260
Expenses	127,592	109,740	120,532
Federal income taxes	8,546	3,386	18,075
Total benefits and expenses paid	719,454	562,537	675,867
Net cash from (used for) operations	110,787	188,776	(26,736)
Cash from investments:
From investments sold or matured:
Bonds	1,129,969	822,371	1,336,342
Stocks	11,910	5,688	7,043
Mortgage loans	17,291	297	3,945
Other invested assets	76,488	48,076	76,309
Net gains on cash, cash equivalents and short-term investments	57	—	—
Miscellaneous proceeds	14,808	32,885	—
Total investment proceeds	1,250,523	909,317	1,423,639
Cost of investments acquired:
Bonds	(1,243,921)	(1,114,756)	(818,136)
Stocks	(46,683)	(36,453)	(21,950)
Mortgage loans	(5,542)	(8,413)	(31,882)
Other invested assets	(276,979)	(57,235)	(103,584)
Miscellaneous applications	(6,364)	(3,318)	(23,470)
Total investments acquired	(1,579,489)	(1,220,175)	(999,022)
Net (increase)/decrease in contract loans	6,107	2,766	835
Total for investments acquired	(1,573,382)	(1,217,409)	(998,187)
Net cash from (used for) investments	(322,859)	(308,092)	425,452

Cash from financing and miscellaneous:
Cash provided (applied):
Capital and paid in surplus	5,000	95,000	—
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	161,338	51,660	(135,816)
Dividends to stockholders	(3,000)	—	(245,500)
Other cash provided (applied)	7,102	(9,666)	(3,250)
Net cash from (used for) financing and miscellaneous	170,440	136,994	(384,566)
Net change in cash and short term investments	(41,633)	17,678	14,150
Cash and short-term investments at beginning of year	125,669	107,991	93,841
Cash, cash equivalents and short-term investments at end of year	$ 84,036	$ 125,669	$ 107,991
Cash flow information for non-cash transactions:
Liabilities assumed in disability reinsurance transaction	$ —	$ (26,857)	$ —
Assets transferred on annuity reinsurance transaction	$ —	$ —	$2,141,840
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, National Teachers Associates Life Insurance Company, NTA Life Insurance Company of New York, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC statements of statutory accounting principles (SAP) without modification. At December 31, 2021 and 2020 the Company has no material statutory accounting practices and has no permitted accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC. Change in unrealized gains and losses on securities carried at fair value are recognized in the change in net unrealized capital (losses) gains line in the Statutory Statement of Capital and Surplus, net of taxes.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived using third party pricing services and consideration of factors including quality of issuer, interest rates and maturity dates.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company used a pricing service in determining the fair value of its loan-backed securities. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan-backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at fair value. Fair value is derived using third party pricing services and, when not available, common stocks are valued using non-binding broker quotes.
Redeemable preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call price. Fair value is derived using third party pricing services and, when not available, preferred stocks are valued using non-binding broker quotes.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Mortgage loans, comprised primarily of a loan to an affiliate for the home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The related party loan has an 7.5% coupon rate and will be paid in full on June 28, 2049. The Company issued one commercial loan with a fixed interest rate of 4.85% in 2020. In 2019, the Company issued three commercial loans with interest rates varying between 4.47% and 6.20%. The Company did not reduce interest rates of any outstanding mortgage loans during 2021, 2020 and 2019. During 2021, 2020 and 2019, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
Collateral loans are carried at amortized cost plus accrued interest.
Derivatives, representing one year call options, are carried at fair value.
Within “Other invested assets”, the Company accounts for limited liability companies, on a quarter lag, based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership and the change is recognized in changes in net unrealized capital (losses) gains in the statutory statement of capital and surplus.
At December 31, 2021 and 2020, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, no reverse mortgages and holds no loans or debt that have been restructured.
Short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accretion of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
The Company’s methodology of assessing other-than-temporary impairments (OTTI) is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.
The Company reviews the fair value of all investments in its portfolio on a quarterly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) for debt securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the anticipated recovery in the amortized cost basis; and for equity securities, the Company’s ability and intent to hold the security for the recovery of cost or if recovery of cost is not expected within a reasonable period of time, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period. For equity method investments, the Company recognizes a loss in value when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment.
An other than temporary impairment shall be considered to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment. For any decline in fair value of an investment in a limited partnership or limited liability company which is determined to be other than temporary, the investment is written down to fair value as the new cost basis and the amount of the write down is recognized as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value, which are determined to be other than temporary, are recorded as realized losses. The Company monitors its investments in limited partnerships and limited liability companies to determine if any significant losses have occurred in the underlying investments held by the limited partnerships or limited liability companies which may indicate the Company’s investment is other than temporarily impaired.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
The balance of the AVR by component at December 31, is as follows:
	2021	2020
Bonds, preferred stocks and short-term investments	$38,996	$28,880
Real estate and other invested assets	25,663	15,857
Common stocks	1,876	2,150
Total AVR	$66,535	$46,887
At December 31, 2021 and 2020 the AVR was held at a level equal to 100% and 81.75%, respectively, of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2021 and 2020 were $19,561 and $12,193, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Policyholder Funds on Deposit
Policyholder funds on deposit primarily include funding agreements with the Federal Home Loan Bank of Chicago of $710,224 and $549,179 as of December 31, 2021 and 2020, respectively, and supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only and personal promise liabilities (discussed in further detail in Note 12). At December 31, 2021 and 2020, the supplemental contract liability was $50,742 and $50,566, respectively, including retained asset accounts of $15,340 and $12,904 respectively. The supplemental contract liability excluding the retained assets is based on average credited interest rates of 2.63% and 2.83% in 2021 and 2020, respectively. Premiums and annuity considerations for life and accident and health contracts received in advance were $839 and $774 at December 31, 2021 and 2020, respectively. Premiums on deposit and dividend accumulations of $1,277 and $1,375 were reported at December 31, 2021 and 2020, respectively. Annuities certain of $2,161 and $1,947 were reported at December 31, 2021 and 2020 respectively.
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums as of December 31, 2021, were as follows:
	Gross	Net of Loading
Ordinary new business	$ 3,219	$ 1,050
Ordinary renewal	43,505	49,495
Group Life	(28)	(28)
Total	$46,696	$50,517
Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Fund (Fund) necessary to coordinate the Fund activities with those of the Separate Account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Fund
Fees From Sales of Third-Party Vendor Products
The Company has programs to offer fixed indexed universal life and fixed interest rate universal life insurance with two third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.
Income Taxes
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
The Company classifies all tax-related interest and penalties as income tax expense.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as "non-admitted" (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Statement of Cash Flows
There were not any non-cash activities in 2021. During 2020 non-cash operating activities included a $26.9 million assumption of policy liabilities from affiliate National Teachers Associates Life Insurance Company under a funds held agreement. Further, during 2019 non-cash investing activities included $2.1 billion of investments in connection with the annuity reinsurance transaction. See note 9 for further information.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Subsequent Events
The Company had no Type I or Type II events subsequent to December 31, 2021 that merited recognition or disclosure in these statements. Subsequent events were evaluated through April 15, 2022, that date which these statements were available for issuance.
(2) Investments
Net Investment Income
The components of net investment income were as follows:
	2021	2020	2019
Interest on bonds	$181,244	$173,727	$237,499
Preferred stock income	6,188	5,080	3,870
Common stock income	1,082	1,561	(709)
Interest on mortgage loans	2,958	3,067	2,104
Interest on short-term investments	140	473	2,493
Interest on contract loans	8,858	8,746	8,917
Limited liability companies income	23,859	13,988	13,924
Other investment income (loss)	1,020	2,033	(20,646)
Gross investment income	225,349	208,675	247,452
Investment expenses	7,592	7,075	7,442
Net investment income	$217,757	$201,600	$240,010
The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company nonadmitted $215 of investment income due and accrued related to five securities for 2021. In 2020, the Company nonadmitted $469 of investment income due and accrued related to three securities.
Prepayment Penalty and Acceleration Fees
The following table discloses prepayment penalties and acceleration fees recorded for securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions):
	General Account	Separate Account
(1) Number of CUSIPs	74	—
(2) Aggregate Amount of Investment Income	$4,097	$—
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
The IMR at December 31 is as follows:
	2021	2020	2019
Reserve balance, beginning of year	$37,027	$38,228	$ 56,389
Current year capital gains (losses), net of tax	(5,796)	2,525	143,059
Adjustment for liability gains (losses) released from reserve	—	—	(156,064)
Amortization of IMR	(3,295)	(3,726)	(5,156)
Reserve balance, end of year	$27,936	$37,027	$ 38,228
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:
	2021	2020	2019
Bonds	$ (8,940)	$ 2,527	$ 180,656
Common stocks	(1,116)	2	(1,105)
Preferred stocks	99	—	303
Options	12,964	(2,336)	(262)
Surplus debentures	—	(3,703)	3,368
Short Term Investments	56	—	—
Net realized investment gains (losses)	3,063	(3,510)	182,960
Less federal income tax expense	3,244	271	39,331
Transferred to IMR	5,796	(2,525)	(143,059)
Net realized investment gains (losses) net of tax and transfers to IMR	$ 5,615	$(6,306)	$ 570
The net gains (losses) were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $10,124, $4,303 and $1,352 in 2021, 2020 and 2019, respectively. The impairment losses in 2021 were related to common stocks and bonds. During 2020 the impairments were related to bonds. During 2019 impairment losses were related to common stocks and bonds. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.
Change in Net Unrealized Capital Gains (Losses)
Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also include the impact of deferred taxes. This amount was $10,007, $4,498 and $5,389 at December 31, 2021, 2020, and 2019, respectively.
	2021	2020	2019
Net unrealized capital gains (losses):
Beginning	$24,092	$24,859	$ 9,053
End of year	40,590	24,092	24,859
Change in net unrealized capital gains (losses)	$16,498	$ (767)	$15,806
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Bonds and Preferred Stocks
The carrying value and statutory fair value of investments in bonds and preferred stocks are as follows:
December 31, 2021	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 184,394	$ 6,990	$ (3,228)	$ 188,156
All Other Governments	47,031	3,461	(23)	50,469
States, Territories and Possessions
(Direct and Guaranteed)	251,866	36,914	(158)	288,622
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,120,307	122,110	(2,441)	1,239,976
Industrial & Miscellaneous (Unaffiliated)	2,833,036	192,709	(10,525)	3,015,220
Hybrid Securities	978	252	—	1,230
Preferred Stocks	140,507	2,664		143,171
Total	$4,578,119	$365,100	$(16,375)	$4,926,844

December 31, 2020	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 221,148	$ 10,450	$ (733)	$ 230,865
All Other Governments	40,146	4,908	—	45,053
States, Territories and Possessions
(Direct and Guaranteed)	254,336	45,183	(1)	299,519
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,189,609	160,116	(771)	1,348,953
Industrial & Miscellaneous (Unaffiliated)	2,627,436	233,650	(21,759)	2,839,327
Hybrid Securities	1,088	316	(1)	1,404
Preferred Stocks	102,655	8,175	—	110,830
Total	$4,436,418	$462,798	$(23,265)	$4,875,951
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $306,199 and $293,924; Federal Home Loan Mortgage Association of $270,919 and $269,010; Government National Mortgage Association of $56,909 and $280,331; and Other Government of $182,089 and $0 as of December 31, 2021 and 2020, respectively.
At December 31, 2021 and 2020, the fair value and gross unrealized capital losses of investments in bonds and stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:
December 31, 2021	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$ 41,145	$ (888)	$ 31,109	$(2,340)
All Other Governments	2,204	(23)	—	—
States, Territories And Possessions
(Direct and Guaranteed)	6,317	(158)	—	—
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	87,841	(1,407)	14,208	(1,034)
Industrial & Miscellaneous (Unaffiliated)	497,117	(6,065)	165,111	(4,468)
Hybrid Securities	—	—	—	—
Preferred Stock	9,993	(7)	—	—
Common Stock	—	—	—	—
Total	$644,617	$(8,548)	$210,428	$(7,842)

December 31, 2020	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$ 70,323	$ (733)	$ 21	$
States, Territories And Possessions
(Direct and Guaranteed)	184	—	—	—
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	33,798	(695)	1,124	(76)
Industrial & Miscellaneous (Unaffiliated)	361,327	(17,349)	363,487	(4,409)
Hybrid Securities	110	(1)	—	—
Common Stock	7,399	(1,219)	—	—
Total	$473,141	$(19,997)	$364,632	$(4,485)
At December 31, 2021, the Company held 479 positions where the carrying value exceeded the market value a total of $16,390. Securities with an investment grade rating represented 94% of the gross positions. The largest single position is an industrial & misc where the carrying value exceeds market value by $1,288. The portfolio included 116 securities that have been in this position for 12 months or longer, totaling $7,842. The Company views the decrease in value of all of the
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

securities at December 31, 2021 as temporary, expects recovery in market value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2021.
Bonds by NAIC class at December 31 are as follows:
	2021		2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
Class 1	$2,998,654	$3,244,489	$3,066,414	$3,386,353
Class 2	1,216,678	1,311,981	1,080,604	1,188,933
Class 3	118,394	122,318	105,630	108,338
Class 4	83,640	84,411	61,990	63,336
Class 5	20,216	20,445	19,080	18,116
Class 6	30	30	45	45
Total by class	$4,437,612	$4,783,674	$4,333,763	$4,765,121
The fair value of the Company’s investment in collateralized mortgage obligations (CMOs) excluding mortgage obligations of the United States governmental agencies at December 31, 2021 was $268,647 compared to a $250,083 carrying value. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The average duration of the CMOs was 4.7 years. The Company’s investment in CMOs, represented 0.2% of the Company’s bond portfolio at December 31, 2021.
At December 31, 2021 and 2020, 10.6% and 9.9% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.
The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.
December 31, 2021	Carrying Value	Fair Value
Due in one year or less	$ 26,835	$ 27,235
Due after one year through five years	455,150	485,336
Due after five years through ten years	1,134,403	1,209,436
Due after ten years through twenty years	1,469,618	1,605,956
Due after twenty years	1,351,606	1,455,711
Total bonds	$4,437,612	$4,783,674
Proceeds from the sale of investments in bonds and stocks during 2021, 2020 and 2019 were $370,497, $248,594 and $2,774,849, respectively. Gross gains of $6,381, $10,217 and $188,008 and gross losses of $6,128, $5,229 and $6,960 were realized on those sales for 2021, 2020 and 2019, respectively.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Loan-backed and Structured Securities
At December 31, 2021, the Company had loan-backed securities with a fair value of $1,412,485 and a carrying value of $1,360,721. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under Statement of Statutory Accounting Principle 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
OTTI on loan-backed and structured securities recognized during the year ended December 31, 2021, 2020 and 2019 were as follows:
	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Year Ended December 31, 2021
Intent to sell	$ —	$ —	$ —	$ —
Inability or lack of intent to hold	13,730	144	7,048	6,538
Total	$13,730	$144	$7,048	$6,538
Year Ended December 31, 2020
Intent to sell	$ 7,766	$ —	$1,348	$6,418
Inability or lack of intent to hold	—	—	—	—
Total	7,766	—	1,348	6,418
Year Ended December 31, 2019
Intent to sell	$ —	$ —	$ —	$ —
Inability or lack of intent to hold	—	—	—	—
Total	—	—	—	—
As of December 31, 2021, the Company held four securities for which OTTI was recognized during the current year. The basis for recognizing OTTI for these securities (all non-interest related) was due to change of intent.
At December 31, 2021, the Company had loan-backed and structured securities with an aggregate unrealized loss of $7,579. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:
Less than 12 months		12 months or longer
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$370,472	$(4,511)	$120,007	$(3,028)
Deposits
The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:
	2021	2020
Held for all policyholders	$1,686	$1,687
Held for policyholders in certain states	1,049	1,050
Total deposits	$2,735	$2,737
Federal Home Loan Bank Arrangements
The Company is a member of the Federal Home Loan Bank of Chicago (FHLB) primarily for the purpose of participating in its mortgage-collateralized loan advance program. Under the membership requirements, the Company purchased $28,325 of FHLB capital stock. In exchange, the Company had funding capacity available of $1,397,772 and $1,321,489
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

at December 31, 2021 and 2020, respectively. Any borrowing from the FHLB requires the purchase of FHLB activity-based common stock in an amount equal to 4.5% of the borrowing, or a lower percentage – such as 2.0% based on the Reduced Capitalization Advance Program. Advances are in the form of funding agreements issued to the FHLB and are therefore reported as deposit-type contracts included in “Policyholder funds on deposit” in the Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company had $710,224 and $549,179 in outstanding advances with $704,738 and $512,054 in assets pledged as collateral to FHLB at December 31, 2021 and 2020, respectively. The outstanding advances mature in May 2022, January, November and December 2023, January, April and May 2024, February and September 2025, January and September 2026. The weighted average interest rate was 0.37% as of December 31, 2021. Interest rates reset either monthly or quarterly.
[Restricted assets (including pledged) are as follows:]
	Gross Restricted							Percentage
	Current Year							Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Non-admitted Restricted	Total Current Year Admitted Restricted
FHLB capital stock	$ 28,325	$—	$ 28,325	$ 16,605	$ 11,720	$—	28,325	0.31%	0.31%
On deposit with states	2,735	—	2,735	2,737	(2)	—	2,735	0.03%	0.03%
Pledged as collateral under FHLB funding agreements	704,738	—	704,738	512,054	192,684	—	704,738	7.81%	7.82%
Total Restricted Assets	$735,798	$—	$735,798	$531,396	$204,402	$—	$735,798	8.16%	8.17%
Mortgage Loans
Aging analysis of mortgage loans aggregated by type is as follows:
	Residential			Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2021
Recorded Investment (All)
Current	$—	$—	$21	$—	$36,404	$—	$36,425
December 31, 2020
Recorded Investment (All)
Current	$—	$—	$29	$—	$48,144	$—	$48,173
Derivatives
The Company uses derivatives to hedge against market impacts on the interest credited related to indexed fixed annuity (FIA) and indexed universal life (IUL) products offered by the Company. The Company purchases one-year call options, which generally provide for the Company to be paid the one-year appreciation of various published indices, which are used to fund the annual index credits on the indexed products. The Company pays cash to the counterparty at an agreed upon price at the outset of the contract. The counterparty pays a single payment at each due date when applicable.
Call options purchased by the Company do not qualify for hedge accounting treatment. The notional amounts purchased are not an exact match with the index annuity account values, nor do they take into account withdrawals resulting in a hedge that is not “highly effective.” Therefore, derivative instruments are carried at fair value, with changes in fair value recognized in “Change in unrealized capital gains (losses).” Pretax net unrealized losses on derivative assets at December 31, 2021, were $2,941.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The Company utilizes multiple counterparties and evaluates the creditworthiness of the counterparty prior to the purchase of an option contract. Collateral support agreements with each counterparty provide that the Company will receive or pledge financial collateral in the event minimum thresholds have been reached.
Collateral Received and Reflected as Assets Within the Financial Statements
	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
December 31, 2021
Cash	$6,375	$6,375	0.07%	0.07%
Total Collateral Assets	$6,375	$6,375	0.07%	0.07%
December 31, 2020
Cash	$2,620	$2,620	0.05%	0.05%
Total Collateral Assets	$2,620	$2,620	0.05%	0.05%
Subprime Mortgage Related Risk Exposure
The Company has no securities with direct sub-prime exposure.
Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2021 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:
	Aggregate reserves		Mortality table	Interest rates
	2021	2020
Life	$ 936,973	$ 943,475	1980 CSO/CET	4.0%-6.0%
	328,901	298,786	2001 CSO	3.5-4.0
	99,119	103,110	1958 CSO/CET	2.5-4.5
	85,740	79,422	Various	2.5-5.5
	37,146	21,885	2017 CSO	3.0-4.5
	2,768	3,038	1941 CSO	2.5-4.5

Annuity	191,963	195,277	1971 IAM	3.0-5.5
	53,756	54,687	a-1949	3.0-5.5
	473	490	1937 SAT	3.0
	1,335,512	1,346,392	a-2000	1.0-5.0
	161,594	162,845	1983a	3.0-4.5
	810,530	742,348	2012 IAR	1.0-4.0

Supplementary contracts with life contingencies	8,028	9,332	1983a	6.25-11.0
	58,163	62,691	a-2000	4.0-7.0
	67	94	1971 IAM	4.5-11.25
	3	4	1937 SAT	3.5
	39,318	36,508	2012 IAR	2.5-4.25
Total	$4,150,054	$4,060,384
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

For approximately 84%, or $2.1 billion of the deferred annuity account values, the credited interest rate was equal to the minimum guaranteed rate.
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics:
	(1)	(2)	(3)	(4)	(5)
December 31, 2021	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ 183,147	$ —	$ —	$ 183,147	2%
b. At book value less current surrender charge of 5% or more	722,406	—	—	722,406	9%
c. At fair value	—	3,040,319	1,381	3,041,700	38%
d. Total with adjustment or at market value (Total of a through c)	905,553	3,040,319	1,381	3,947,253	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,853,008	—	—	3,853,008	49%
(2) Not subject to discretionary withdrawal	111,566	—	—	111,566	2%
(3) Total (gross)	4,870,127	3,040,319	1,381	7,911,826	100%
(4) Reinsurance ceded	2,378,946	—	—	2,378,946
(5) Total (net) (3) – (4)	$2,491,180	$3,040,319	$1,381	$5,532,880
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 147,537	$ —	$ —	$ 147,537

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	7,105	—	—	7,105	1%
c. At fair value	—	392,480	—	392,480	70%
d. Total with adjustment or at market value (Total of a through c)	7,105	392,480	—	399,585	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	161,123	—	—	161,123	29%
(2) Not subject to discretionary withdrawal	—	—	—	—	—%
(3) Total (gross)	168,228	392,480	—	560,709	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$ 168,228	$ 392,480	$ —	$ 560,709
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 2,348	$ —	$ —	$ 2,348

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	(1)	(2)	(3)	(4)	(5)
December 31, 2021	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
d. Total with adjustment or at market value (Total of a through c)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	54,195	—	—	54,915	7%
(2) Not subject to discretionary withdrawal	710,224	—	—	710,224	93%
(3) Total (gross)	764,419	—	—	764,419	100%
(4) Reinsurance ceded	14	—	—	14
(5) Total (net) (3) – (4)	$ 764,404	$ —	$ —	$ 764,404
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —

December 31, 2020	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ 160,441	$ —	$ —	$ 160,441	2%
b. At book value less current surrender charge of 5% or more	930,455	—	—	930,455	13%
c. At fair value	—	2,592,379	1,314	2,593,693	35%
d. Total with adjustment or at market value (Total of a through c)	1,090,896	2,592,379	1,314	3,684,589	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,561,128	—	—	3,561,128	48%
(2) Not subject to discretionary withdrawal	114,315	—	—	114,315	2%
(3) Total (gross)	4,766,339	2,592,379	1,314	7,360,032	100%
(4) Reinsurance ceded	2,317,192	—	—	2,317,192
(5) Total (net) (3) – (4)	$2,449,147	$2,592,379	$1,314	$5,042,840
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 259,205	$ —	$ —	$ 259,205

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	8,378	—	—	8,378	2%
c. At fair value	—	287,871	—	287,871	64%
d. Total with adjustment or at market value (Total of a through c)	8,378	287,871	—	296,249	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	153,142	—	—	153,142	34%
(2) Not subject to discretionary withdrawal	—	—	—	—	—%
(3) Total (gross)	161,520	287,871	—	449,391	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$ 161,520	$ 287,871	$ —	$ 449,391
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2020	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 3,026	$ —	$ —	$ 3,026

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with adjustment or at market value (Total of a through c)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	53,903	—	—	53,903	9%
(2) Not subject to discretionary withdrawal	549,179	—	—	549,179	91%
(3) Total (gross)	603,082	—	—	603,082	100%
(4) Reinsurance ceded	15	—	—	15
(5) Total (net) (3) – (4)	603,067	$ —	$ —	603,067
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —

Reconciliation of total annuity actuarial reserves and deposit funds liabilities:	2021	2020

Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,553,829	$2,502,037
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	105,579	108,629
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	764,405	603,067
Subtotal	3,423,813	3,213,733
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	3,431,342	2,878,708
Exhibit 3, Line 0399999, Column 2	2,838	2,856
Subtotal	3,434,180	2,881,564
Combined Total	$6,857,993	$6,095,297

Analysis of Life Actuarial Reserves by Withdrawal Characteristics:

December 31, 2021	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$ —	$ 6,226	$ 19,927
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life Guarantees	38,954	24,525	26,350
e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2021	Account Value	Cash Value	Reserve
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	979,193	1,154,678
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	66,240	66,240
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	162,344
b. Accidental Death Benefits	XXX	XXX	312
c. Disability - Active Lives	XXX	XXX	1,989
d. Disability - Disabled Lives	XXX	XXX	28,112
e. Miscellaneous Reserves	XXX	XXX	56,260
(3) Total (gross: direct + assumed)	38,954	1,076,184	1,516,212
(4) Reinsurance Ceded	—	—	25,567
(5) Total (net) (3) - (4)	$ 38,954	$1,076,184	$1,490,645

B. Separate Account with Guarantees
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2021	Account Value	Cash Value	Reserve
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

D. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,406,399
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	307
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	1,900
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	26,896
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	55,145
(6) Subtotal	1,490,645

	Account Value	Cash Value	Reserve
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	—
(8) Exhibit 3, Line 0499999, Column 2	—
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal (Lines (7) through (9))	—
(11) Combined Total ((6) and (10))	$1,490,645

December 31, 2020	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$ —	$ 4,211	$ 14,575
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life Guarantees	30,296	17,672	19,884
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	963,732	1,135,599
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	68,267	68,267
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	156,118
b. Accidental Death Benefits	XXX	XXX	335
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2020	Account Value	Cash Value	Reserve
c. Disability - Active Lives	XXX	XXX	2,126
d. Disability - Disabled Lives	XXX	XXX	28,601
e. Miscellaneous Reserves	XXX	XXX	49,190
(3) Total (gross: direct + assumed)	30,296	1,053,881	1,474,694
(4) Reinsurance Ceded	—	—	24,977
(5) Total (net) (3) - (4)	$ 30,296	$1,053,881	$1,449,717

B. Separate Account with Guarantees	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2020	Account Value	Cash Value	Reserve
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

D. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,371,985
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	330
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	2,029
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	27,229
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	48,114
(6) Subtotal	1,449,717
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	—
(8) Exhibit 3, Line 0499999, Column 2	—
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal (Lines (7) through (9))	—
(11) Combined Total ((6) and (10))	$1,449,717
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:
	Aggregate reserves
	2021	2020
Present value of amounts not yet due on claims (3% interest rate)	$ 1,202	$ 1,321
Additional contract reserves	24,694	22,185
Unearned premiums and other	55	59
Aggregate accident and health reserves	$25,951	$23,565
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Unpaid Benefits
Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:
	2021	2020
Aggregate reserves for accident and health	$ 25,951	$ 23,565
Unpaid benefits for accident and health	4,970	5,214
Less: Additional contract reserves	(24,694)	(22,185)
Unearned premiums and other	(55)	(59)
Accident and health claim reserves and liabilities	$ 6,172	$ 6,535
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.
	2021	2020	2019
Net balance at January 1	$ 6,535	$1,535	$1,911
Incurred related to:
Current year	11,959	7,719	764
Prior years	(2,650)	106	(620)
Total incurred	9,309	7,825	144
Paid related to:
Current year	6,624	2,267	101
Prior years	3,048	558	419
Total paid	9,672	2,825	520
Net balance at December 31	$ 6,172	$6,535	$1,535
As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $2,650 in 2021, increased by $106 in 2020, decreased by $620 in 2019. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $128,321, $113,676, and $138,265 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2021, 2020 and 2019, respectively.
The Company holds a mortgage loan on the home office property from HMSC in the amount of $29,685 and $29,997 as of December 31, 2021 and 2020, respectively.
The Company had a net balance receivable from affiliates of $2,579 and $8,148 at December 31, 2021 and 2020, respectively.
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates (see note 5).
ELICA reinsures all of the Company's life insurance business, except IUL, in the state of Arizona. ELICA also assumed a small block of Florida whole life business from the Company (see note 9).
The Company has no common stock investments in any upstream companies or affiliates.
Effective October, 1 2020 the Company assumed all the NTA disability insurance on a funds withheld basis (see note 9).
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

During 2021 ELICA received capital contributions totaling $5,000 from HMEC. ELICA then made a contribution to the Company.
(5) Federal Income Taxes
The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:
1. Components of Net Deferred Tax Asset/(Liability)	2021
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$47,984	$ 7,960	$55,944
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets	47,984	7,960	55,944
(d) Deferred tax assets nonadmitted	10,793	—	10,793
(e) Net deferred tax asset (liability)	37,191	7,960	45,151
(f) Total deferred tax liabilities	31,579	10,007	41,586
(g) Admitted deferred tax asset (liability)	$ 5,612	$ (2,047)	$ 3,565

	2020
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$45,797	$4,493	$50,290
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets	45,797	4,493	50,290
(d) Deferred tax assets nonadmitted	6,665	—	6,665
(e) Net deferred tax asset (liability)	39,122	4,493	43,625
(f) Total deferred tax liabilities	35,076	4,498	39,574
(g) Admitted deferred tax asset (liability)	$ 4,056	$ (5)	$ 4,051

	Change
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$ 2,187	$ 3,467	$5,654
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets	2,187	3,467	5,654
(d) Deferred tax assets nonadmitted	4,128	—	4,128
(e) Net deferred tax asset (liability)	(1,941)	3,467	1,526
(f) Total deferred tax liabilities	(3,497)	5,509	2,012
(g) Admitted deferred tax asset (liability)	$ 1,556	$(2,042)	$ (486)
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The amount of adjusted gross deferred tax assets admitted under each component of SSAP 101 is as follows:
2. Admission Calculation Components	2021
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b)1 and 2(b)2 below)	3,565	—	3,565
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	3,565	—	3,565
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	80,331
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	33,626	7,960	41,586
(d) Deferred tax assets admitted as the result of application of SSAP 101 (Total 2(a) + 2(b) + 2(c))	$37,191	$7,960	$45,151

	2020
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	4,051	—	4,051
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	4,051	—	4,051
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	71,026
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	35,081	4,493	39,574
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$39,132	$4,493	$43,625

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Change
	Ordinary	Capital	Total
(a) Federal income tax paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	(486)	—	(486)
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(486)	—	(486)
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	9,305
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	(1,455)	3,467	2,012
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$(1,941)	$3,467	$1,526
Other admissibility criteria include:
	2021	2020
Ratio percentage used to determine recovery period and threshold limitation amount	826%	846%
Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$535,539	$473,505
The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. At December 31, 2021, the Company had no temporary differences for which a deferred tax liability was not recognized.
Current income taxes incurred consists of the following major components:
	2021	2020	2019
Federal	$ 9,088	$1,622	$(11,442)
Foreign	—	—	—
Subtotal	9,088	1,622	(11,442)
Federal income tax on net capital gains	3,244	271	39,331
Federal and Foreign income taxes incurred	$12,332	$1,893	$ 27,889
Deferred income tax assets and liabilities consist of the following major components:
	2021	2020	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$35,158	$33,878	$ 1,280
Investments	332	548	(216)
Deferred acquisition costs	8,667	7,708	959
Compensation and benefit accrual	3,267	3,057	210
Pension accrual	277	268	9
Receivables – nonadmitted	130	186	(56)
Other	153	152	1
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2021	2020	Change
Subtotal	47,984	45,797	2,187
Nonadmitted deferred tax assets	10,793	6,665	4,128
Admitted ordinary deferred tax assets	$37,191	$39,132	$(1,941)
Capital:
Investments	$ 7,960	$ 4,493	$ 3,467
Subtotal	7,960	4,493	3,467
Nonadmitted deferred tax assets	—	—	—
Admitted capital deferred tax assets	$ 7,960	$ 4,493	$ 3,467
Total admitted deferred tax assets	$45,151	$43,625	$ 1,526

	2021	2020	Change
Deferred tax liabilities:
Ordinary:
Investments	$10,904	$11,183	$ (279)
Fixed assets	928	840	88
Deferred and uncollected premium	10,605	10,565	40
Policyholder reserves	—	1,045	(1,045)
Policyholder reserves (transition rule)	8,442	10,552	(2,110)
Compensation and benefit accrual	700	891	(191)
Total ordinary deferred tax liabilities	$31,579	$35,076	$(3,497)
Capital:
Investments	$ —	$ —	$ —
Unrealized capital gains	10,007	4,498	5,509
Total capital deferred tax liabilities	10,007	4,498	5,509
Total deferred tax liabilities	$41,586	$39,574	$ 2,012
Net deferred tax asset	$ 3,565	$ 4,051	$ (486)
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 21% to income before income taxes as follows:
	2021	2020	2019
Income before taxes	$46,770	$27,906	$191,252
Expected income tax expense at 21% statutory rate	$ 9,822	$ 5,860	$ 40,163
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$ (1,983)	$ (1,395)	$ (1,564)
Tax-exempt interest	(1,948)	(2,116)	(1,836)
Tax adjustment for IMR	(512)	(783)	(1,083)
Nondeductible compensation accruals	406	89	(22)
Deferred tax benefit on nonadmitted assets	(62)	(122)	(13)
Options	(887)	543	2,049
Return to provision	(835)	(746)	1,160
Gain on Reinsurance - IMR Released	(519)	—	(32,773)
Loss on Reinsurance - Transferred to Surplus	—	—	11,483
Other	(302)	24	176
Total income tax expense reported	$ 3,180	$ 1,354	$ 17,740
Current income tax expense incurred	$12,332	$ 1,893	$ 27,889
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2021	2020	2019
Change in deferred income tax	(3,642)	(1,430)	(8,541)
Change in deferred tax on unrealized gains and losses	(5,510)	891	(1,608)
Total income tax expense reported	$ 3,180	$ 1,354	$ 17,740
December 31, 2021, the Company had no unused net operating loss or capital loss carryforwards available to offset future taxable income.
At December 31, 2021, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2021, the Company’s federal income tax returns for years prior to 2014 are no longer subject to examination by the Internal Revenue Service (IRS).
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
A reconciliation of the beginning and ending amount of tax contingencies is as follows:
	2021	2020	2019
Balance as of beginning of the year	$1,405	$1,386	$1,320
Increases related to prior year tax contingencies	—	19	56
Decreases related to prior year tax contingencies	—	—	—
Increases related to current year tax contingencies	—	—	10
Lapse of statute	(286)	—	—
Balance as of the end of the year	$1,119	$1,405	$1,386
The Company classifies all tax-related interest and penalties as income tax expense.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (greater of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2022 without prior approval are approximately $47,200. Ordinary dividends of $3,000 were paid in 2021. No dividends were paid in 2020. Extraordinary dividends of $245,500 were paid in 2019. The Company obtained approval from the Illinois Department of Insurance prior to paying the extraordinary dividends.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
The Company has categorized its assets and liabilities that are measured and reported at fair value into a three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method for which fair value was determined. The three levels are defined as follows.
Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market as well as U.S. Treasury debt.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or values based on discounted cash flows with observable inputs. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt, preferred stock and derivatives.
Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity securities.
Fair value for assets and liabilities measured and reported at fair value are as follows:
December 31, 2021
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Perpetual Preferred Stock
Industrial and Misc.	$ 7,875	$101,723	$ —	$ 109,598
Total Perpetual Preferred Stocks	$ 7,875	$101,723	$ —	$ 109,598
Bonds
Industrial and Misc	$ —	$ —	$ 27	$ 27
Total Bonds	—	—	27	27
Common Stock
Industrial and Misc.	$ 135	$ 28,325	$8,096	$ 36,556
Total Common Stock	$ 135	$ 28,325	$8,096	$ 36,556
Derivatives	$ —	$ 10,736	$ —	$ 10,736
Separate Account Assets	$3,441,020	—	—	$3,441,020
Total assets at fair value	$3,449,030	$140,784	$8,123	$3,597,937
Liabilities at fair value:
Separate Account Liabilities	$3,441,020	—	—	$3,441,020
Total liabilities at fair Value	$3,441,020	$ —	$ —	$3,441,020
December 31, 2020
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds
Other mortgage-backed securities	$ —	$ —	$ 43	$ 43
Total Bonds	$ —	$ —	$ 43	$ 43
Common Stock
Industrial and Misc.	$ 6	$26,529	$7,673	$ 34,208
Total Common Stock	$ 6	$26,529	$7,673	$ 34,208
Derivatives	$ —	$16,805	$ —	$ 16,805
Separate Account Assets	$2,891,423	$ —	$ —	$2,891,423
Total assets at fair value	$2,891,429	$43,334	$7,716	$2,942,479
Liabilities at fair value:
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Description	Level 1	Level 2	Level 3	Total
Separate Account Liabilities	$2,891,423	$ —	$ —	$2,891,423
Total liabilities at fair Value	$2,891,423	$ —	$ —	$2,891,423

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial asset or financial liability, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial asset or financial liability. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial asset or financial liability. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. Potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.
Rollforward of Level 3 items are as follows:
Description	Balance at 1/1/2021	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/ Sales/ Distributions	Balance at 12/31/2021
Financial Instruments
Common Stock	$7,673	$—	$—	$—	$ 423	$—	$—	$8,096
Bonds-Other Mortgage-backed securities	$ 43	$—	$—	$—	$(15)	$—	$—	$ 27
Total Assets	$7,716	$—	$—	$—	$ 408	$—	$—	$8,123
Policy on Transfers Into and Out of Level 3
At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. At December 31, 2021, the Company had no transfers into or out of Level 3.
The fair value for all financial instruments are as follows:
December 31, 2021
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Assets
Bonds	$4,783,674	$4,437,612	$ 3,018	$4,477,076	$303,580	$ —
Preferred Stocks	143,171	140,507	22,773	120,398	—	—
Common Stocks	36,556	36,556	135	28,325	8,096	—
Derivatives	10,736	10,736	—	10,736	—	—
Cash Equivalents	82,852	82,852	82,852	—	—	—
Short Term Investments	—	—	—	—	—	—
Mortgage Loans and Policy Loans	186,003	168,272	—	—	186,003	—
Other Invested Assets	561,225	555,302	—	32,157	36,186	492,882
Separate Account Assets	3,441,020	3,441,020	3,441,020	—	—	—
Total Assets	$9,245,237	$8,872,857	$3,549,798	$4,668,692	$533,865	$492,882
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Liabilities
Separate Accounts Liabilities	$3,441,020	$3,441,020	$3,441,020	$ —	$ —	$ —
Total Liabilities	$3,441,020	$3,441,020	$3,441,020	$ —	$ —	$ —
December 31, 2020
Descrption	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments - Assets
Bonds	$4,765,121	$4,333,763	$ 3,122	$4,458,236	$303,763	$ —
Preferred Stocks	110,830	102,655	23,470	87,359	—	—
Common Stocks	34,208	34,208	6	26,529	7,673	—
Derivatives	16,805	16,805	—	16,805	—	—
Cash Equivalents	118,079	118,079	118,079	—	—	—
Short Term Investments	4,091	4,091	—	4,091	—	—
Mortgage Loans and Policy Loans	205,897	186,128	—	—	205,897	—
Other Invested Assets	339,879	335,059	—	36,880	26,446	276,553
Separate Account Assets	2,891,423	2,891,423	2,891,423	—	—	—
Total Assets	$8,486,333	$8,022,211	$3,036,100	$4,629,900	$543,779	$276,553
Financial instruments - Liabilities
Separate Accounts Liabilities	$2,891,423	$2,891,423	$2,891,423	$ —	$ —	$ —
Total Liabilities	$2,891,423	$2,891,423	$2,891,423	$ —	$ —	$ —
For debt securities, each month the Company obtains prices from its investment managers and custodian bank, each of which use a variety of independent, nationally recognized pricing sources to determine market valuations. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, rating designation, sector groupings, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.
The valuation of hard-to-value debt securities is more subjective because the markets are less liquid and there is a lack of observable market-based inputs. This may increase the potential that the estimated fair value of an investment is not reflective of the price at which an actual transaction would occur. When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. For those securities where the investment manager cannot obtain broker-dealer quotes, they will model the security, generally using anticipated cash flows of the underlying collateral. Broker-dealer’s valuation methodologies as well as investment managers' modeling methodologies are sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. The selection of the market inputs and assumptions used to estimate the fair value of hard-to-value debt securities require judgment and include: benchmark yield, liquidity premium, estimated cash flows, prepayment and default speeds, spreads, weighted average life, and credit rating. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.
The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are reasonable and accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

For example, on a continuing basis, the Company assesses the reasonableness of individual security values (at the cusip/issuer level) received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to the valuations provided by pricing sources. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2, otherwise they were classified as Level 3. There were no significant changes to the valuation process during 2021.
Fair values of common stocks have been determined by the Company from quotations of the underlying securities. Securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying source data for calculating the matrix of credit spreads relative to the U.S. Treasury curve are nationally recognized indices. These inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities. The fair value of the FHLB membership and activity stocks is based on redemption value which is equal to par value.
The fair values of derivatives, all call options, are based on the amount of cash expected to be received to settle each derivative instrument on the reporting date. These amounts are obtained from each of the counterparties using industry accepted valuation models and are adjusted for the nonperformance risk of each counterparty including an assessment of any collateral held.
Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities. Separate Account liabilities are equal to the estimated fair value of Separate Account assets.
For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.
The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
Collateral loans are carried at amortized cost plus accrued interest. Income is accrued at the stated coupon and amortization/accretion if purchased at a premium/discount.
Within “Other invested assets”, the fair value in limited liability companies is based on the underlying audited GAAP equity of the Company’s proportionate interest in the partnership.
The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.
Policyholder funds on deposit include liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities and advances under FHLB funding agreements. Policy holder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.
There were no significant changes to the valuation process during 2021.
(8) Differences Between GAAP and SAP
SAP differ from GAAP. The most significant differences between SAP and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)For traditional life products, aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal. For IUL products, the aggregate reserve is the account value plus the value of the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(b)Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges. For FIA products, the aggregate reserve is the host contract plus the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(c)Annuity considerations and other fund deposits are reflected as deposits rather than revenue.
(d)Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies (10, 15, 20 and 30 years) for individual life contracts and amortized in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.
(e)Non-admitted assets are restored to the balance sheet less applicable allowance accounts.
(f)Asset valuation and interest maintenance reserves are not provided.
(g)The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(h)Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.
(i)Reinsurance ceded credits are recognized as assets in GAAP financial statements.
(j)Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.
(k)The statement of cash flows is presented in a format as prescribed by ASC 230.
(l)A statement of comprehensive income (loss) is required.
(m)Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.
(n)Deferred premium assets are not provided.
(o)DTAs are not subject to admissibility limitations under GAAP.
(p)Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.
(q)The annuity reinsurance transaction uses the deposit accounting method for GAAP.
(r)Credit losses are recognized on an incurred basis for statutory reporting, but evaluated using expected credit losses, with an associated allowance, for GAAP.
A reconciliation of the Company's statutory to GAAP net income and statutory capital and surplus to stockholder's equity is as follows (in thousands):
	2021	2020	2019
Statutory Net Income	$ 40,234	$ 23,462	$ 20,304
Increase (decrease) due to:
Deferred policy acquisition costs	1,334	3,174	1,551
Policyholder benefits	(70,232)	(82,123)	107,453
Federal income tax expense (benefit)	276	(2,167)	(11,200)
Investment reserves	94,657	89,634	75,628
Goodwill impairment	—	—	(28,025)
Ceded commission expense	(2,471)	(2,304)	(35,210)
Other adjustments, net	26	1,701	(1,666)
GAAP Net Income	$ 63,824	$ 31,377	$128,835

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2021	2020	2019
Capital and Surplus	$ 472,569	$ 430,669	$ 318,415
Increase (decrease) due to:
Deferred policy acquisition costs	219,389	199,405	246,085
Deposit asset on reinsurance	2,481,491	2,420,926	2,346,166
Annuity reserves ceded	(2,378,946)	(2,317,192)	(2,239,717)
Difference in policyholder reserves	199,899	177,343	141,978
Goodwill	9,911	9,911	9,911
Investment fair value adjustments on fixed maturity securities	354,641	444,327	318,806
Interest Maintenance Reserve	27,936	37,027	38,228
Asset Valuation Reserve	66,535	46,887	44,919
Contract loans ceded	9,446	11,338	12,008
Federal income tax liability	(172,789)	(187,299)	(160,928)
Ceded commission liability	(29,034)	(30,717)	(32,400)
Non-admitted assets and other, net	(5,392)	(3,389)	(18,435)
GAAP Shareholder’s Equity	$ 1,255,656	$ 1,239,236	$ 1,025,036
(9) Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders. The Company regularly monitors the financial strength rating of its reinsurers.
Effective October 1, 2020 the Company assumed from NTA 100% of the liabilities and obligations associated with the disability income insurance policies written and issued by NTA on or after January 1, 1996 on all policy forms, including the riders and endorsements thereto. The disability reserves assumed by the Company represent 99.8% of total NTA disability reserves, and as of December 31, 2021 were valued at $29,572. Reinsurance was structured as coinsurance with funds withheld. Under this structure policy issuance, collection of premium, administration, and adjudication of claims are handled by NTA. Assets supporting the policy block are held by NTA and carried as a liability on its balance sheet. The Company maintains a corresponding asset. Reserves, paid losses, and premiums are ceded from NTA to the Company without discount.
Effective April 1, 2019, the Company reinsured a $2,358,248 block of contract liabilities related to legacy individual annuities written in 2002 or earlier with a minimum guaranteed crediting rate of 4.5%. The initial reserve transfer resulted in a gain of $54,681 which was transferred to surplus and will be recognized as commissions and expense allowances on reinsurance ceded in the statement of operations as earnings emerge from the business reinsured. During 2021 $2,471 of the surplus benefit recognized in 2019 was amortized into income. As of December 31, 2021 reserves for the ceded fixed annuity block were $2,378,946. Reinsurance is structured as a coinsurance agreement with A+ rated RGA Reinsurance Company. As of December 31, 2021, the contract also reinsurers approximately $835,764 of variable annuities under modified coinsurance.
The maximum amount of direct individual ordinary insurance retained on any standard life is $500 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. In 2021, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $35,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.
Information with respect to reinsurance ceded and assumed by the Company is set forth below.
	2021	2020	2019
Direct life insurance premiums	$ 122,320	$ 115,235	$ 117,950
Life insurance premiums ceded:
To ELICA	1,546	1,391	1,298
To other companies	6,864	6,670	6,411
Net life insurance premiums as reported	113,910	107,174	110,241
Life insurance reserves ceded:
To ELICA	18,612	17,825	17,656
To other companies	6,955	7,151	7,014
Total life reserves ceded	25,567	24,976	24,670
Direct accident and health premiums
Direct accident and health premium	2,114	2,284	2,452
Assumed from NTA	29,203	34,540	—
Ceded accident and health premium	699	745	802
Net accident and health premium	$ 30,618	$ 36,079	$ 1,650
Accident and health reserves	2,501	2,328	2,555
Assumed from NTA	24,652	22,144	—
Ceded to other companies	1,202	907	979
Net accident and health reserves	25,951	23,565	1,576
Direct annuity premiums	505,520	482,681	462,432
Annuity premiums ceded:
To other companies	78,749	83,209	2,401,445
Net annuity premiums as reported	426,771	399,472	(1,939,013)
Annuity reserves ceded:
To other companies	$2,378,946	$2,317,192	$ 2,239,717
In 2021 the Company has taken $1,203 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(10) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Pension Plans
Employees participate, to the extent they meet the minimum eligibility requirements, in various benefit plans sponsored by HMSC. HMSC sponsors two qualified and three non-qualified retirement plans. Expense allocated to the Company in 2021, 2020 and 2019 for the qualified plans was $2,468, $2,612 and $2,522, respectively. Expense allocated to the Company in 2021, 2020 and 2019 for the non-qualified plans was $234, $235 and $281, respectively.
Substantially all employees participate in a 401(k) plan. HMEC matches each dollar of employee contributions in the 401(k) plan up to a 5% maximum which vests after 5 years of service – in addition to providing an automatic 3% “safe harbor” contribution which vests immediately.
Employees, who were hired prior to 1998, have a vested accrued benefit in a frozen qualified defined benefit plan. Participants’ ceased accruing benefits for earnings and years of service in the frozen qualified defined benefit plan in 2002. HMEC’s policy for the frozen defined benefit plan is to contribute to the plan amounts which are actuarially determined to provide sufficient funding to meet future benefit payments as defined by federal laws and regulations. All assets for the qualified plans are held in their respective plan trusts.
Certain employees participate in a non-qualified defined contribution plan while certain retirees are receiving benefits under two frozen non-qualified supplemental defined benefit plans. The non-qualified plans were established for specific employees whose otherwise eligible earnings exceeded the statutory limits under the qualified plans. Benefit accruals under the non-qualified defined benefit plans were frozen in 2002 and all participants are currently in payment status. Both the non-qualified frozen defined benefit plans and the non-qualified contribution plan are unfunded plans with contributions made at the time payments are made to participants.
The Company has no legal obligation for benefits under these plans.
(11) Variable Annuities Assets and Liabilities Held in Separate Accounts
The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21. As of December 31, 2021 and 2020, all the separate account assets are legally insulated from the Company’s general account claims.
The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.
Information regarding the separate accounts of the Company is as follows:
	2021	2020
Legally insulated assets by product:
Individual Annuity	$3,043,648	$2,567,185
Supplemental Contracts	2,838	2,856
Group Annuities	394,535	321,382
Total	$3,441,020	$2,891,423
Reconciliation of transfers to (from) separate account is as follows:
Net transfers are included in provisions for claims and benefits in the statutory statement of operations.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2021	2020	2019
Transfers to separate accounts	$ 266,466	$ 226,171	$ 217,299
Net transfers ceded – separate accounts	—	—	22,612
Transfers from separate accounts	(222,052)	(196,188)	(186,722)
Net transfers to (from) separate accounts	$ 44,414	$ 29,983	$ 53,189
(12) Retained Assets
Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Admitted Assets, Liabilities and Capital and Surplus. Interest rates paid during 2021 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.
Number and balance of retained asset accounts in force at December 31 were as follows:
	2021		2020
	Number	Balance	Number	Balance
Up to and including 12 months	47	$ 4,929	28	$ 2,396
13 to 24 months	22	1,228	23	889
25 to 36 months	19	709	21	1,065
37 to 48 months	16	876	16	405
49 to 60 months	16	403	26	1,214
Greater than 60 months	207	7,195	202	6,935
Total	327	$15,340	316	$12,904
The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2021:
	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	311	$12,798	5	$106
Number/amount of retained assets account issued/added during the year	53	6,194	—	—
Investment earnings credited to retained asset accounts during the year	—	189	—	1
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	—	—	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	40	3,922	2	26
Number/balance of retained asset accounts at the end of the year	324	$15,259	3	$ 81
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(13) Contingencies, Assessments and Legal Proceedings
Contingencies
From time to time, the Company has outstanding commitments to purchase investments and/or commitments to lend funds under bridge loans. Unfunded commitments to purchase investments were $693,855 for the year ended December 31, 2021.
Guarantee Assessments
The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.
As of December 31, 2021, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $241 as of December 31, 2021 and $250 as of December 31, 2020. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis:
2021
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$250
Decreases current year:
Premium tax offsets	13
Amounts no longer available for offset
Increases current year
Premium tax offsets paid and accrued	4
Other increases	—
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$241
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.
The Company paid claims-related extra contractual obligations and bad faith losses of $18, $32 and $31 during 2021, 2020 and 2019, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 0-25 in 2021, 2020 and 2019.
(14) Risk-Based Capital
The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2021, the Company's actual total adjusted capital was $539,104 and the authorized control level risk-based capital was $64,805.
(15) Risk Disclosures
The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:
Investment Risks
The Company’s fixed income portfolio is subject to a number of risks including:
•	interest rate risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;
•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on the assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the asset or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the asset;
•	market value risk, which is the risk that mark-to-market adjustments on certain limited partnership equity method investments may reduce and/or cause volatility in our reported surplus;
•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in the financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;
•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;
•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;
•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the sale of assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims;
•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets; and
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

•	Access risk, which is the risk of our inability to access Federal Home Loan Bank (“FHLB”) funding which could adversely affect our results of operations.
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity contracts and life insurance products with account values. Significant changes in interest rates may affect:
•	the unrealized gains and losses in the investment portfolio
•	the book yield of the investment portfolio; and
•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products.
Credit Risk
Third party debtors may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries.
Reinsurance Risk
Reinsurance is a contract by which one insurer, called a reinsurer, agrees to cover a portion of the losses incurred by a second insurer in the event a claim is made under a policy issued by the second insurer. Although a reinsurer is liable to the Company's insurance subsidiaries according to the terms of its reinsurance policy, the insurance subsidiaries remain primarily liable as the direct insurers on all risks reinsured. As a result, reinsurance does not eliminate the obligation of the insurance subsidiaries to pay all claims, and each insurance subsidiary is subject to the risk that one or more of its reinsurers will be unable or unwilling to honor its obligations.
Although the Company limits participation in its reinsurance programs to reinsurers with high financial strength ratings and also limits the amount of coverage from each reinsurer, the Company's insurance subsidiaries cannot guarantee that their reinsurers will pay in a timely fashion, if at all. Reinsurers may become financially unsound by the time that they are called upon to pay amounts due, which may not occur for many years.
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.
Operation Risk
A large-scale pandemic, the occurrence of terrorism or military and other actions, may result in the loss of life, property damage, and disruptions to commerce and reduced economic activity. Some of the assets in the investment portfolio may be adversely affected by declines in the equity markets, changes in interest rates, reduced liquidity and economic activity caused by caused by a large-scale pandemic. Additionally, a large-scale pandemic or terrorist act could have a material effect on sales, liquidity and operating results.
Further the global pandemic caused by COVID-19 that was initially reported in 2019 has developed into a worldwide crisis over subsequent months and is causing significant human suffering as well as widespread economic damage. The
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

effects of the outbreak on the U.S. economy, our customers, our agents, our employees, our investments and our communities, as well as any preventative or protective actions that we, our employees and agency force, our third-party service providers and suppliers, or governments may take to mitigate the impact of COVID-19 could have an adverse effect on our ability to conduct business and on our financial condition and results of operations.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I
December 31, 2021
(In thousands)
Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$ 816,116	$ 885,067	$ 816,116
State, municipalities and political subdivisions	1,039,832	1,183,780	1,039,832
Foreign government bonds	40,154	43,614	40,153
Other corporate bonds	2,541,519	2,671,213	2,541,511
Total debt securities	$4,437,621	$4,783,674	$4,437,612
Equity securities:
Preferred stocks:
Industrial and miscellaneous	$ 135,985	$ 143,171	$ 140,507
Common stocks	35,398	36,556	36.556
Total equity securities	$ 171,383	$ 179,727	$ 177,063
Mortgage loans on real estate	$ 36,425	XXX	$ 36,425
Real estate	—	XXX	—
Contract loans	131,847	XXX	131,847
Cash, cash equivalents and short-term investments	84,036	XXX	84,036
Receivable for securities	1,773	XXX	1,773
Derivatives	10,736	XXX	10,736
Other investments	555,302		555,302
Total investments	$5,429,123		$5,434,794
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III
For the years ended December 31, 2021, 2020 and 2019
(In thousands)
	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2021:
Life	$—	$1,509,436	$—	$ 2,084	$ 113,910	$ 75,623	$ 138,116	$—	$ 47,497	$—
Annuity	—	2,565,419	—	2,161	426,771	133,717	504,849	—	67,044	—
Supplementary Contracts	—	105,579	—	760,966	3,433	8,215	12,062	—	1,097	—
Accident and Health	—	30,921	43	32	30,618	202	11,814	—	13,323	—
Total	$—	$4,211,355	$43	$765,243	$ 574,732	$217,757	$ 666,841	$—	$128,961	$—
2020:
Life	$—	$1,470,244	$—	$ 2,101	$ 107,175	$ 68,706	$ 130,077	$—	$ 43,912	$—
Annuity	—	2,515,705	—	1,947	399,472	126,686	464,964	—	62,441	—
Supplementary Contracts	—	108,629	—	599,745	2,683	5,986	12,506	—	1,034	—
Accident and Health	—	28,731	49	48	36,079	222	29,964	—	7,633	—
Total	$—	$4,123,309	$49	$603,841	$ 545,409	$201,600	$ 637,511	$—	$115,020	$—
2019:
Life	$—	$1,421,081	$—	$ 2,166	$ 110,241	$ 69,480	$ 121,460	$—	$ 47,904	$—
Annuity	—	2,404,254	—	1,784	(1,939,013)	161,324	(1,688,586)	—	70,206	—
Supplementary Contracts	—	113,020	—	548,179	5,781	8,957	28,188	—	1,151	—
Accident and Health	—	1,590	50	31	1,650	249	143	—	1,395	—
Total	$—	$3,939,945	$50	$552,160	$(1,821,341)	$240,010	$(1,538,795)	$—	$120,656	$—
(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)	Does not apply to life insurance.
(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE – SCHEDULE IV
For the years ended December 31, 2021, 2020 and 2019
(In thousands)
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2021 Life insurance in force	$20,440,253	$4,797,378	$ —	$ 15,642,875	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 122,320	$ 8,411	$ —	$ 113,909	0.0%
Annuity	505,520	78,749	—	426,771	0.0%
Supplementary contracts	3,433	—	—	3,433	0.0%
Accident and health	2,114	699	29,203	30,618	95.4%
Total premiums	$ 633,387	$ 87,859	$29,203	$ 574,731	5.1%
2020: Life insurance in force	$19,821,228	$4,871,744	$ —	$ 14,949,484	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 115,235	$ 8,061	$ —	$ 107,175	0.0%
Annuity	482,681	83,209	—	399,472	0.0%
Supplementary contracts	2,683	—	—	2,683	0.0%
Accident and health	2,284	745	34,540	36,079	95.7%
Total premiums	$ 602,883	$ 92,015	$34,540	$ 545,409	6.3%
2019: Life insurance in force	$19,179,823	$5,053,837	$ —	$ 14,125,986	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 117,950	$ 7,709	$ —	$ 110,241	0.0%
Annuity	462,432	2,401,445	—	(1,939,013)	0.0%
Supplementary contracts	5,781	—	—	5,781	0.0%
Accident and health	2,452	802	—	1,650	0.0%
Total premiums	$ 588,615	$2,409,956	$ —	$(1,821,341)	0.0%
See accompanying independent auditors’ report.

PART C
OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Item 27. Exhibits

(a) Resolution of Board of Directors(1)
(b). Not Applicable
(c) Underwriting Agreement(1)
(d) Form of Variable Annuity Contract(4)
(e) Form of application(4)
(f) Depositor’s Certificate of incorporation and bylaws(2)
(g) Reinsurance Agreement(6)
(h ) Participation agreements
(1) American Funds (5)
(2) BlackRock Variable Series Funds(5)
(3) Calvert Variable Service, Inc and Calvert Variable Products, Inc. (5)
(4) Dreyfus(5)
(5) Fidelity Investments Institutional Operations and Fidelity Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III(5)
(6) JPMorgan Insurance Trust(5)
(7) Lord Abbett Series Fund, Inc(5)
(8) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III(5)
(9) T Rowe Price Equity Series, Inc., T Rowe Price Fixed Income Series, Inc, T Rowe Investment Services, Inc. (5)
(10) Franklin Templeton Variable Insurance Products Trust(5)
(11) Wells Fargo Variable Trust(5)
(12) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust(6)
(13) Dreyfus(6)
(14) Janus Aspen Series(6)
(15) MFS Variable Insurance Trust II(6)
(16) Putnam Variable Trust(6)
(i) Administrative Contracts(3)
(j) Not Applicable
(k) Legal Opinion Filed Herewith
(l) Other Opinions Filed Herewith
Consent of Independent Registered Public Accounting Firm Filed Herewith
(m) Not Applicable
(n) Not Applicable

(1) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-1343).
(2) Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-1343).
(3) Incorporated by reference to the Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 95 to Form N-4 Registration Statement, dated April 28, 2014 (File No. 811-1343)
(4) Incorporated by reference to Horace Mann Life Insurance Company Separate Account Initial N-4 Registration Statement, Dated December 13, 2016 (File No. 811-01343)
(5) Incorporated by reference to Horace Mann Life Insurance Company Separate Account Post-Effective Amendment No. 116 to form N-4, dated April 27, 2018 (File No. 811-01343)
(6) Incorporated by reference to Horace Mann Life Insurance Company Separate Account Post-Effective Amendment No. 101 to form N-4 Registration Statement, dated April 28, 2020 (File No 811-01343).
Item 28. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position and Office with Depositor
Marita Zuraitis	Director, Chairman, President & Chief Executive Officer
Donald M. Carley	Director, General Counsel, Corporate Secretary & Chief Compliance Officer
Bret A. Conklin	Director, Executive Vice President, & Chief Financial Officer
Michael B. Weckenbrock	Director, Senior Vice President
Troy M. Gayle	Vice President & Treasurer

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 30. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B , Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and Horace Mann Life Insurance Group Annuity Separate Account.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position with Underwriter
Michael B. Weckenbrock	Director, Chariman, President and Chief Executive Officer
Jeff Radcliffe	Director, Chief Compliance Officer
Kimberly A. Johnson	Chief Financial Operations Officer
Donald M. Carley	Director
Jeremy Stuenkel	Tax Director
Troy Gayle	Treasurer
Currently Open	Secretary
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Group Annuity Separate Account and the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account during the fiscal year ended December 31, 2021:
Name of Principal Underwriter	Net Underwriting Commissions/Discounts	Compensation on Redemptions	Brokerage Commission	Compensation
Horace Mann Investors, Inc.	$7,318,653	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contracts described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 29th day of April, 2022.
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
(Registrant)

By:	/s/ DONALD M. CARLEY
Donald M. Carley
Director, General Counsel, Corporate Secretary & Chief Compliance Officer of Horace Mann Life Insurance Company

Horace Mann Life Insurance Company
(Depositor)

By:	/s/ MARITA ZURAITIS
Marita Zuraitis, Director, President and
Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
SIGNATURE	TITLE	DATE
/s/ MARITA ZURAITIS	Director, President & Chief Executive Officer	April 29, 2022
Marita Zuraitis
/s/ BRET A. CONKLIN	Executive Vice President and Chief Financial Officer	April 29, 2022
Bret A. Conklin
/s/ DONALD M. CARLEY	Director, General Counsel, Corporate Secretary & Chief Compliance Officer	April 29, 2022
Donald M. Carley

SIGNATURE	TITLE	DATE
/S/ MICHAEL B. WECKENBROCK	Director, Senior Vice President	April 29, 2022
Michael B. Weckenbrock

Exhibit Index
(k)	Legal Opinion
(l)	Other Opinions
Consent of Independent Registered Public Accounting Firm